Quarterly Report
March 31, 2022
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR DoubleLine Total Return Tactical ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR Nuveen Municipal Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.7%
COMMODITIES — 22.4%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3,986,077	$70,314,398
DOMESTIC EQUITY — 4.4%
The Energy Select Sector SPDR Fund (a)(b)	180,083	13,765,545
INFLATION LINKED — 8.8%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	1,342,016	27,752,891
INTERNATIONAL EQUITY — 22.6%
SPDR S&P Global Infrastructure ETF (a)(b)	1,204,899	69,980,534
VanEck Vectors Agribusiness ETF (b)	8,108	847,610
		70,828,144
INTERNATIONAL FIXED INCOME — 2.9%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	171,255	9,242,632
NATURAL RESOURCES — 30.3%
SPDR S&P Global Natural Resources ETF (a)(b)	1,303,206	81,815,273
SPDR S&P Metals & Mining ETF (a)(b)	216,845	13,290,430
		95,105,703
REAL ESTATE — 7.3%
SPDR Dow Jones International Real Estate ETF (a)(b)	192,299	6,559,319
SPDR Dow Jones REIT ETF (a)(b)	139,011	16,308,771
		22,868,090
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $281,411,234)		309,877,403
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d)	4,007,702	$4,007,702
State Street Navigator Securities Lending Portfolio II (e)(f)	12,371,898	12,371,898
TOTAL SHORT-TERM INVESTMENTS (Cost $16,379,600)		$16,379,600
TOTAL INVESTMENTS — 103.9% (Cost $297,790,834)		326,257,003
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(12,346,598)
NET ASSETS — 100.0%		$313,910,405
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$309,877,403	$—	$—	$309,877,403
Short-Term Investments	16,379,600	—	—	16,379,600
TOTAL INVESTMENTS	$326,257,003	$—	$—	$326,257,003
See accompanying notes to schedule of investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	524,888	$11,093,508	$21,594,156	$4,417,300	$(1,880)	$(515,593)	1,342,016	$27,752,891	$480,931
SPDR Dow Jones International Real Estate ETF	70,066	2,572,824	5,114,734	951,351	14,026	(190,914)	192,299	6,559,319	147,086
SPDR Dow Jones REIT ETF	49,905	5,234,535	13,500,433	3,532,267	364,762	741,308	139,011	16,308,771	210,293
SPDR FTSE International Government Inflation-Protected Bond ETF	87,385	4,931,135	7,962,013	3,348,087	(154,054)	(148,375)	171,255	9,242,632	309,758
SPDR S&P Global Infrastructure ETF	542,787	28,338,909	50,559,841	14,469,532	349,830	5,201,486	1,204,899	69,980,534	675,824
SPDR S&P Global Natural Resources ETF	605,103	32,070,459	54,876,934	14,676,918	950,367	8,594,431	1,303,206	81,815,273	1,034,948
SPDR S&P Metals & Mining ETF	113,854	4,902,553	9,520,467	4,439,560	438,318	2,868,652	216,845	13,290,430	28,977
State Street Institutional U.S. Government Money Market Fund, Class G Shares	606,310	606,310	21,069,604	17,668,212	—	—	4,007,702	4,007,702	703
State Street Navigator Securities Lending Portfolio II	12,421,543	12,421,543	385,090,191	385,139,836	—	—	12,371,898	12,371,898	78,473
The Energy Select Sector SPDR Fund	95,477	5,143,346	9,624,739	4,370,994	430,745	2,937,709	180,083	13,765,545	284,083
Total		$107,315,122	$578,913,112	$453,014,057	$2,392,114	$19,488,704		$255,094,995	$3,251,076
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 28.1%
Invesco KBW Premium Yield Equity REIT ETF	82,143	$2,093,003
iShares Mortgage Real Estate ETF	157,607	5,149,021
SPDR ICE Preferred Securities ETF (a)(b)	130,181	5,078,361
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	372,139	16,355,509
		28,675,894
DOMESTIC FIXED INCOME — 43.9%
SPDR Blackstone Senior Loan ETF (a)(b)	473,628	21,294,315
SPDR Bloomberg Convertible Securities ETF (a)(b)	41,326	3,180,036
SPDR Bloomberg High Yield Bond ETF (a)(b)	29,595	3,033,487
SPDR Portfolio Long Term Corporate Bond ETF (a)	135,380	3,762,210
SPDR Portfolio Long Term Treasury ETF (a)	356,105	13,467,891
		44,737,939
INTERNATIONAL EQUITY — 17.8%
SPDR S&P Global Infrastructure ETF (a)	149,147	8,662,458
SPDR S&P International Dividend ETF (a)	245,853	9,534,671
		18,197,129
INTERNATIONAL FIXED INCOME — 10.0%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	449,390	10,214,635
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $104,399,222)		101,825,597
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 13.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d)	119,109	$119,109
State Street Navigator Securities Lending Portfolio II (e)(f)	13,455,133	13,455,133
TOTAL SHORT-TERM INVESTMENTS (Cost $13,574,242)		$13,574,242
TOTAL INVESTMENTS — 113.1% (Cost $117,973,464)		115,399,839
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.1)%		(13,404,313)
NET ASSETS — 100.0%		$101,995,526
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$101,825,597	$—	$—	$101,825,597
Short-Term Investments	13,574,242	—	—	13,574,242
TOTAL INVESTMENTS	$115,399,839	$—	$—	$115,399,839
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Blackstone Senior Loan ETF	549,297	$25,426,958	$6,910,211	$10,343,440	$(37,884)	$(661,530)	473,628	$21,294,315	$779,186
SPDR Bloomberg Convertible Securities ETF	76,343	6,621,229	1,565,880	4,392,604	427,833	(1,042,302)	41,326	3,180,036	90,140
SPDR Bloomberg Emerging Markets Local Bond ETF	468,207	12,374,711	4,226,692	4,770,020	(139,082)	(1,477,666)	449,390	10,214,635	322,304
SPDR Bloomberg High Yield Bond ETF	81,478	8,959,321	7,790,113	13,175,068	(251,737)	(289,141)	29,595	3,033,488	221,235
SPDR ICE Preferred Securities ETF	201,783	8,922,844	2,119,633	5,162,024	(227,941)	(574,151)	130,181	5,078,361	287,494
SPDR Portfolio Long Term Corporate Bond ETF	310,973	9,882,722	4,563,979	9,543,329	(486,814)	(654,348)	135,380	3,762,210	218,926
SPDR Portfolio Long Term Treasury ETF	216,247	8,931,001	12,459,712	6,965,257	93,116	(1,050,681)	356,105	13,467,891	121,184
SPDR Portfolio S&P 500 High Dividend ETF	480,228	19,252,341	13,587,363	17,707,750	1,113,223	110,332	372,139	16,355,509	455,860
SPDR S&P Global Infrastructure ETF	117,732	6,146,788	5,240,424	3,491,608	105,129	661,725	149,147	8,662,458	90,384
SPDR S&P International Dividend ETF	279,929	11,029,202	9,977,859	11,210,922	32,008	(293,476)	245,853	9,534,671	254,562
State Street Institutional U.S. Government Money Market Fund, Class G Shares	85,137	85,137	4,201,206	4,167,234	—	—	119,109	119,109	85,137
State Street Navigator Securities Lending Portfolio II	10,114,067	10,114,067	277,985,565	274,644,499	—	—	13,455,133	13,455,133	106,685
Total		$127,746,321	$350,628,637	$365,573,755	$627,851	$(5,271,238)		$108,157,816	$3,033,097
See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.2%
COMMODITIES — 8.6%
Invesco DB Gold Fund (a)	201,319	$11,132,941
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	687,141	12,121,167
		23,254,108
DOMESTIC EQUITY — 30.2%
SPDR Portfolio S&P 600 Small Cap ETF (b)	257,833	10,847,034
SPDR S&P 500 ETF Trust (b)(c)	107,076	48,359,805
SPDR S&P MidCap 400 ETF Trust (b)	11,388	5,585,245
The Energy Select Sector SPDR Fund (b)(c)	33,805	2,584,054
The Financial Select Sector SPDR Fund (b)(c)	147,214	5,641,240
The Materials Select Sector SPDR Fund (b)(c)	65,772	5,797,802
The Technology Select Sector SPDR Fund (b)(c)	18,244	2,899,519
		81,714,699
DOMESTIC FIXED INCOME — 15.7%
SPDR Blackstone Senior Loan ETF (b)(c)	206,471	9,282,936
SPDR Bloomberg International Treasury Bond ETF (b)(c)	197,701	5,146,157
SPDR Portfolio Long Term Corporate Bond ETF (b)	472,245	13,123,688
SPDR Portfolio Long Term Treasury ETF (b)	399,441	15,106,859
		42,659,640
INFLATION LINKED — 6.6%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	861,785	17,821,714
INTERNATIONAL EQUITY — 32.6%
SPDR Portfolio Developed World ex-US ETF (b)(c)	1,574,262	53,965,701
SPDR Portfolio Emerging Markets ETF (b)(c)	675,726	26,110,053
SPDR S&P International Small Cap ETF (b)(c)	237,694	8,357,321
		88,433,075
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 2.5%
SPDR Bloomberg Emerging Markets Local Bond ETF (b)(c)	294,045	$6,683,643
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $241,418,464)		260,566,879
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d)(e)	9,901,991	9,901,991
State Street Navigator Securities Lending Portfolio II (f)(g)	8,457,265	8,457,265
TOTAL SHORT-TERM INVESTMENTS (Cost $18,359,256)		$18,359,256
TOTAL INVESTMENTS — 103.0% (Cost $259,777,720)		278,926,135
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(8,161,120)
NET ASSETS — 100.0%		$270,765,015
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$260,566,879	$—	$—	$260,566,879
Short-Term Investments	18,359,256	—	—	18,359,256
TOTAL INVESTMENTS	$278,926,135	$—	$—	$278,926,135

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$10,200,765	$754,574	$(8,616)	$(154,639)	206,471	$9,282,936	$71,526
SPDR Bloomberg 1-10 Year TIPS ETF	—	—	20,607,690	2,651,301	12,579	(147,254)	861,785	17,821,714	56,968
SPDR Bloomberg Emerging Markets Local Bond ETF	105,951	2,800,285	5,230,102	659,977	(38,093)	(648,674)	294,045	6,683,643	105,244
SPDR Bloomberg High Yield Bond ETF	104,639	11,506,104	22,594,809	33,560,234	165,635	(706,314)	—	—	213,908
SPDR Bloomberg International Corporate Bond ETF	—	—	3,050,301	2,971,054	(79,247)	—	—	—	2,425
SPDR Bloomberg International Treasury Bond ETF	—	—	8,814,563	3,242,719	(65,126)	(360,561)	197,701	5,146,157	10,772
SPDR Dow Jones International Real Estate ETF	74,309	2,728,626	3,876,222	6,147,673	(200,153)	(257,022)	—	—	190,977
SPDR Dow Jones REIT ETF	26,393	2,768,362	290,077	3,403,768	830,309	(484,980)	—	—	48,439
SPDR FTSE International Government Inflation-Protected Bond ETF	—	—	6,047,734	5,916,387	(131,347)	—	—	—	84,501
SPDR Portfolio Aggregate Bond ETF	239,071	7,174,521	31,425,515	37,942,410	(646,795)	(10,831)	—	—	170,631
SPDR Portfolio Developed World ex-US ETF	1,158,110	42,606,867	23,983,005	8,857,387	1,063,819	(4,830,603)	1,574,262	53,965,701	865,039
SPDR Portfolio Emerging Markets ETF	435,506	19,815,523	19,411,885	9,772,607	956,303	(4,301,051)	675,726	26,110,053	256,410
SPDR Portfolio Europe ETF	261,673	10,951,015	18,524,255	28,195,147	(1,458,843)	178,720	—	—	143,953
SPDR Portfolio Intermediate Term Corporate Bond ETF	467,736	17,165,911	1,956,830	18,743,317	(18,127)	(361,297)	—	—	131,361
SPDR Portfolio Long Term Corporate Bond ETF	461,225	14,657,731	2,603,538	2,290,426	29,484	(1,876,639)	472,245	13,123,688	324,541
SPDR Portfolio Long Term Treasury ETF	212,957	8,795,124	12,852,311	5,032,048	(99,923)	(1,408,605)	399,441	15,106,859	155,918
SPDR Portfolio S&P 600 Small Cap ETF	315,273	13,853,095	12,618,747	15,723,878	2,157,374	(2,058,304)	257,833	10,847,034	168,735
SPDR Portfolio TIPS ETF	461,214	14,362,204	1,886,696	16,066,937	839,676	(1,021,639)	—	—	458,219
SPDR S&P 500 ETF Trust	141,995	60,782,380	39,759,589	56,166,569	15,953,173	(11,968,768)	107,076	48,359,805	529,322
SPDR S&P Emerging Markets SmallCap ETF	47,193	2,893,875	418,150	3,187,848	650,301	(774,478)	—	—	57,722
SPDR S&P International Small Cap ETF	214,290	8,284,451	2,182,984	1,329,986	129,255	(909,383)	237,694	8,357,321	150,277
SPDR S&P MidCap 400 ETF Trust	11,391	5,593,095	1,217,869	1,244,994	220,185	(200,910)	11,388	5,585,245	45,206
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,881,145	4,881,145	30,621,007	25,600,161	—	—	9,901,991	9,901,991	2,632
State Street Navigator Securities Lending Portfolio II	42,661,109	42,661,109	1,018,516,154	1,052,719,998	—	—	8,457,265	8,457,265	226,580
The Communication Services Select Sector SPDR Fund	—	—	6,118,012	5,849,495	(268,517)	—	—	—	9,793
The Consumer Staples Select Sector SPDR Fund	—	—	8,924,385	9,040,655	116,270	—	—	—	17,922
The Energy Select Sector SPDR Fund	50,960	2,745,215	12,044,513	12,668,111	103,229	359,208	33,805	2,584,054	93,436
The Financial Select Sector SPDR Fund	—	—	11,755,089	6,160,284	(35,151)	81,586	147,214	5,641,240	35,845
The Industrial Select Sector SPDR Fund	27,205	2,785,792	5,812,771	8,597,571	(45,588)	44,596	—	—	—
The Materials Select Sector SPDR Fund	65,593	5,398,960	9,158,544	8,716,064	(396,404)	352,766	65,772	5,797,802	47,815
The Technology Select Sector SPDR Fund	41,332	6,103,083	1,564,403	5,097,839	423,014	(93,142)	18,244	2,899,519	25,833
Total		$311,314,473	$1,354,068,515	$1,398,311,419	$20,158,676	$(31,558,218)		$255,672,027	$4,701,950
See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 51.8%
AEROSPACE & DEFENSE — 0.2%
TransDigm, Inc. Senior Secured 2020 Term Loan F, 12/9/2025 (a)	$299,235	$294,606
AIR FREIGHT & LOGISTICS — 2.0%
AIT Worldwide Logistics, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 4/6/2028	762,248	758,436
Kenan Advantage Group, Inc. Senior Secured 2021 2nd Lien Term Loan, 9/1/2027 (a)	1,150,376	1,115,865
Worldwide Express Operations LLC Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.5% 5.25%, 7/26/2028 (a)	761,268	754,965
		2,629,266
AIRLINES — 1.7%
American Airlines, Inc.:
Senior Secured 2017 Incremental Term Loan, 12/15/2023 (a)	202,657	200,546
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 2.20%, 6/27/2025	1,957,833	1,848,322
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 4/21/2028	199,496	197,487
		2,246,355
AUTO COMPONENTS — 0.3%
BBB Industries U.S. Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.5% 4.96%, 8/1/2025	381,572	378,165
CHEMICALS — 0.7%
CPC Acquisition Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 12/29/2027	387,839	378,143
GEON Performance Solutions LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.75% 5.50%, 8/18/2028	569,462	569,465
		947,608
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 1.4%
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 5/12/2028 (a)	$199,499	$196,702
PECF USS Intermediate Holding III Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25% 4.76%, 12/15/2028	380,860	377,971
Vaco Holdings LLC Senior Secured 2022 Term Loan, 3 Month USD SOFR + 5.00% 5.75%, 1/21/2029	1,223,047	1,217,696
		1,792,369
COMMERCIAL SERVICES & SUPPLIES — 3.3%
Asurion LLC Senior Secured 2021 Second Lien Term Loan B4, 1/20/2029 (a)	1,599,103	1,565,626
McGraw-Hill Global Education Holdings, LLC Senior Secured 2021 Term Loan, 7/28/2028 (a)	2,550,733	2,528,019
Packaging Coordinators Midco, Inc. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 11/30/2027	190,549	189,794
		4,283,439
COMMUNICATIONS EQUIPMENT — 0.2%
Zayo Group Holdings, Inc. Senior Secured USD Term Loan, 3/9/2027 (a)	200,000	194,917
COMPUTERS — 1.3%
Magenta Buyer LLC Senior Secured 2021 USD 1st Lien Term Loan, 7/27/2028 (a)	1,670,941	1,660,915
CONSTRUCTION & ENGINEERING — 0.6%
Tutor Perini Corp. Senior Secured Term Loan B, 8/18/2027 (a)	761,160	749,267
CONTAINERS & PACKAGING — 0.3%
Charter NEX US, Inc. Senior Secured 2021 Term Loan, 12/1/2027 (a)	190,665	189,861

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pretium PKG Holdings, Inc. Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00% 4.50%, 10/2/2028	$190,798	$185,755
		375,616
COSMETICS & TOILETRIES — 0.2%
Sunshine Luxembourg VII SARL Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75% 4.76%, 10/1/2026	190,820	189,836
DIAGNOSTIC EQUIPMENT — 0.7%
Lifescan Global Corp. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 6.00% 6.21%, 10/1/2024	978,155	936,584
DISTRIBUTORS — 1.0%
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25% 7.00%, 10/8/2028	756,333	751,606
Polyconcept North America Holdings, Inc. Senior Secured USD 2016 Term Loan B, 8/16/2023 (a)	573,274	570,646
		1,322,252
DIVERSIFIED CONSUMER SERVICES — 0.9%
Ascend Learning, LLC Senior Secured 2021 2nd Lien Term Loan, 12/10/2029 (a)	1,139,489	1,135,216
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Clydesdale Acquisition Holdings, Inc. Senior Secured Term Loan, 3/30/2029 (a)	600,000	591,000
DirecTV Financing, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.00% 5.75%, 8/2/2027	681,114	681,247
Edelman Financial Center, LLC Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 7.20%, 7/20/2026	1,141,348	1,128,365
Security Description	Principal Amount	Value
Trans Union LLC Senior Secured 2019 Term Loan B5, 11/16/2026 (a)	$299,129	$295,277
		2,695,889
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Altice France SA/France Senior Secured USD Term Loan B11, 7/31/2025 (a)	300,000	293,501
Intelsat Jackson Holdings SA Senior Secured 2021 Exist Term Loan B, 6 Month USD SOFR + 4.25% 4.92%, 2/1/2029	572,614	564,248
Lumen Technologies, Inc. Senior Secured 2020 Term Loan B, 3/15/2027 (a)	249,362	243,109
		1,100,858
ELECTRICAL EQUIPMENT — 0.2%
Excelitas Technologies Corp. Senior Secured USD 2017 1st Lien Term Loan, 12/2/2024 (a)	190,990	190,274
ENTERTAINMENT — 3.9%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00% 3.35%, 4/22/2026	2,834,383	2,536,886
Crown Finance US, Inc. Senior Secured 2018 USD Term Loan, 2/28/2025 (a)	3,256,205	2,521,654
		5,058,540
FINANCIAL SERVICES — 0.2%
CE Intermediate I LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00% 4.50%, 11/10/2028	191,729	189,812
FOOD-MISC/DIVERSIFIED — 0.1%
Skopima Consilio Parent LLC Senior Secured Term Loan B, 5/12/2028 (a)	191,369	189,485
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 1.3%
Apex Tool Group LLC Senior Secured 2022 Term Loan, 1 Month USD SOFR + 5.25% 5.75%, 2/8/2029	1,690,278	1,650,438

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00% 5.01%, 10/1/2027	$380,996	$380,996
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Curia Global, Inc. Senior Secured 2021 Term Loan, 8/30/2026 (a)	190,889	189,542
Global Medical Response, Inc. Senior Secured 2017 Incremental Term Loan, 3/14/2025 (a)	1,789,205	1,781,216
ICON Luxembourg S.A.R.L.:
Senior Secured LUX Term Loan, 7/3/2028 (a)	225,757	224,981
Senior Secured US Term Loan, 7/3/2028 (a)	56,248	56,054
Medline Borrower, LP Senior Secured USD Term Loan B, 10/23/2028 (a)	500,000	495,593
Unified Physician Management LLC Senior Secured 2020 Term Loan, 12/16/2027 (a)	761,654	755,847
Viant Medical Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 7/2/2025 (a)	801,777	756,104
		4,259,337
HOTELS, RESTAURANTS & LEISURE — 1.0%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75% 2.21%, 11/19/2026	299,235	293,343
Caesars Resort Collection, LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75% 3.21%, 12/23/2024	299,219	298,055
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 2/1/2028	676,959	673,574
		1,264,972
INDUSTRIAL CONGLOMERATES — 1.3%
Safety Products/JHC Acquisition Corp.:
Senior Secured 2019 1st Lien Term Loan, 6/28/2026 (a)	565,552	538,688
Security Description	Principal Amount	Value
Senior Secured 2019 Delayed Draw Term Loan, 6/28/2026 (a)	$30,572	$29,120
Tailwind Smith Cooper Intermediate Corp. Senior Secured 2019 1st Lien Term Loan, 5/28/2026 (a)	1,148,689	1,129,161
		1,696,969
INSURANCE — 1.6%
Acrisure LLC Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25% 4.75%, 2/15/2027	1,070,709	1,068,037
Alliant Holdings Intermediate, LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50% 4.00%, 11/6/2027	498,747	496,288
Hub International, Ltd. Senior Secured 2021 Term Loan B, 4/25/2025 (a)	498,737	496,244
		2,060,569
INTERNET SECURITY — 0.9%
Proofpoint, Inc. Senior Secured 2nd Lien Term Loan, 8/31/2029 (a)	1,132,282	1,131,925
IT SERVICES — 0.8%
Access CIG LLC Senior Secured 2018 2nd Lien Term Loan, 2/27/2026 (a)	387,050	384,873
Ahead DB Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.76%, 10/18/2027	191,217	189,687
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 6/2/2028	498,747	494,074
		1,068,634
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Cinemark USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 2.21%, 3/31/2025	587,070	572,150
LEISURE INDUSTRY — 0.2%
Carnival Corp. Senior Secured 2021 Incremental Term Loan B, 10/18/2028 (a)	199,500	195,510

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.5%
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 2/4/2027 (a)	$628,245	$626,872
MEDIA — 1.8%
Charter Communications Operating LLC Senior Secured 2019 Term Loan B2, 2/1/2027 (a)	299,233	297,135
Colibri Group LLC Senior Secured 2022 Term Loan, 6 Month USD SOFR + 5.00% 5.94%, 3/12/2029	200,000	199,250
CSC Holdings LLC Senior Secured 2017 Term Loan B1, 7/17/2025 (a)	300,000	295,877
MH Sub I LLC:
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 9/13/2024	381,142	377,603
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25% 6.71%, 2/23/2029	300,000	297,938
Univision Communications Inc. Senior Secured 2021 First Lien Term Loan B, 3/15/2026 (a)	299,246	298,000
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 3 Month USD LIBOR + 2.50% 2.90%, 1/31/2028	500,000	494,687
		2,260,490
MEDICAL LABS&TESTING SRV — 0.6%
U.S. Anesthesia Partners, Inc. Senior Secured 2021 Term Loan, 10/1/2028 (a)	764,462	760,498
MISCELLANEOUS MANUFACTUR — 0.7%
LTI Holdings, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 6.96%, 9/6/2026	961,858	945,506
MRI/MEDICAL DIAG IMAGING — 0.3%
Radiology Partners, Inc Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25% 4.71%, 7/9/2025	386,539	382,260
Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.0%
Elanco Animal Health, Inc. Senior Secured Term Loan B, 8/1/2027 (a)	$199,472	$196,652
Padagis LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75% 5.25%, 7/6/2028	1,147,139	1,140,692
		1,337,344
PIPELINES — 1.4%
Lucid Energy Group II Borrower LLC Senior Secured 2021 Term Loan, 11/24/2028 (a)	1,799,311	1,786,761
RETAIL-BUILDING PRODUCTS — 0.5%
LBM Acquisition LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 12/17/2027	597,887	584,438
RETAIL-RESTAURANTS — 1.7%
CT Technologies Intermediate Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25% 5.00%, 12/16/2025	1,904,996	1,893,938
IRB Holding Corp. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00% 3.75%, 12/15/2027	299,243	297,933
		2,191,871
SOFTWARE — 8.0%
Apttus Corp. Senior Secured 2021 Term Loan, 5/8/2028 (a)	763,092	763,092
AthenaHealth Group, Inc.:
Senior Secured 2022 Delayed Draw Term Loan, 2/15/2029 (a)	43,478	43,098
Senior Secured 2022 Term Loan B, 2/15/2029 (a)	256,522	254,277
Banff Merger Sub, Inc. Senior Secured 2021 USD 2nd Lien Term Loan, 2/27/2026 (a)	1,141,223	1,134,090
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 6/13/2024	382,905	378,641
Flexera Software LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 3/3/2028	190,588	188,716

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Genesys Cloud Services Holdings II LLC Senior Secured 2020 USD Term Loan B4, 12/1/2027 (a)	$381,956	$381,838
Idera, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 3/2/2028	191,086	188,029
ION Trading Finance, Ltd. Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 4.75% 5.21%, 4/1/2028	760,701	756,194
Ivanti Software, Inc. Senior Secured 2021 2nd Lien Term Loan, 12/1/2028 (a)	500,000	495,000
Mitchell International, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50% 7.00%, 10/15/2029	1,519,078	1,508,163
Quest Software, Inc. Senior Secured 2022 Term Loan, 2/1/2029 (a)	2,013,380	1,986,169
Sovos Compliance LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 5.00%, 8/11/2028	481,081	481,083
SS&C Technologies Inc.:
Senior Secured 2022 Term Loan B6, 3/23/2029 (a)	109,543	108,676
Senior Secured 2022 Term Loan B7, 3/23/2029 (a)	148,304	147,131
Ultimate Software Group, Inc. Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.25% 5.75%, 5/3/2027	1,500,000	1,493,205
		10,307,402
STEEL-PRODUCERS — 0.6%
Phoenix Services International LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 3/1/2025	768,779	744,993
TELECOMMUNICATION EQUIP — 0.1%
Delta Topco, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 12/1/2027	191,211	188,514
Security Description	Principal Amount	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Varsity Brands, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50% 4.50%, 12/15/2024	$1,165,452	$1,120,413
TRANSPORT-AIR FREIGHT — 0.3%
Kestrel Bidco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00% 4.00%, 12/11/2026	443,989	429,098
WEB HOSTING/DESIGN — 0.1%
Endure Digital, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 4.25%, 2/10/2028	193,021	187,954
TOTAL SENIOR FLOATING RATE LOANS (Cost $67,179,053)		66,697,183
ASSET-BACKED SECURITIES — 1.8%
OTHER ABS — 1.8%
CARLYLE US CLO 2020-1, Ltd. 3 Month USD LIBOR + 6.250%, 7.31%, 7/20/2034 (b)	500,000	475,000
Goldentree Loan Management Us Clo., Ltd. 3 Month SOFR + 7.25%, 1.00%, 4/20/2034 (b)	500,000	495,231
Point Au Roche Park CLO, Ltd. Series 2021-1A, Class E, 3 Month USD LIBOR + 6.1%, 6.35%, 7/20/2034 (b)	1,480,000	1,409,108
		2,379,339
TOTAL ASSET-BACKED SECURITIES (Cost $2,407,015)		2,379,339
CORPORATE BONDS & NOTES — 45.1%
ADVERTISING — 0.5%
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (b)	300,000	301,530
Lamar Media Corp. 4.88%, 1/15/2029	200,000	198,044
National CineMedia LLC 5.88%, 4/15/2028 (b)	140,000	122,189
		621,763

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
AEROSPACE & DEFENSE — 1.6%
Bombardier, Inc. 7.88%, 4/15/2027 (b)	$790,000	$773,702
Howmet Aerospace, Inc.:
5.90%, 2/1/2027	560,000	600,925
6.88%, 5/1/2025	50,000	54,267
TransDigm, Inc.:
4.63%, 1/15/2029	340,000	318,111
4.88%, 5/1/2029	260,000	244,179
		1,991,184
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (b)	170,000	173,332
AIRLINES — 0.3%
Air Canada 3.88%, 8/15/2026 (b)	380,000	359,104
United Airlines, Inc. 4.38%, 4/15/2026 (b)	70,000	68,922
		428,026
AUTO MANUFACTURERS — 0.9%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (b)	130,000	118,045
4.75%, 10/1/2027 (b)	580,000	572,373
Ford Motor Co. 7.40%, 11/1/2046	140,000	163,729
Ford Motor Credit Co., LLC 4.13%, 8/4/2025	350,000	348,460
		1,202,607
AUTO PARTS & EQUIPMENT — 0.1%
Titan International, Inc. 7.00%, 4/30/2028	140,000	140,965
BANKS — 0.6%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (b)	770,000	792,707
BUILDING MATERIALS — 0.1%
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (b)	120,000	110,918
CHEMICALS — 1.3%
Ashland LLC 3.38%, 9/1/2031 (b)	190,000	169,225
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (b)	190,000	190,722
HB Fuller Co. 4.25%, 10/15/2028	240,000	225,007
Methanex Corp. 5.25%, 12/15/2029	220,000	223,263
Minerals Technologies, Inc. 5.00%, 7/1/2028 (b)	140,000	133,720
Security Description	Principal Amount	Value
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (b)	$80,000	$78,924
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (b)	300,000	298,581
Tronox, Inc. 4.63%, 3/15/2029 (b)	22,000	20,594
Valvoline, Inc. 4.25%, 2/15/2030 (b)	380,000	347,578
		1,687,614
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (b)	100,000	94,352
COMMERCIAL SERVICES — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (b)	250,000	249,837
Carriage Services, Inc. 4.25%, 5/15/2029 (b)	100,000	93,374
Gartner, Inc. 4.50%, 7/1/2028 (b)	110,000	109,646
Service Corp. International:
3.38%, 8/15/2030	210,000	189,699
4.00%, 5/15/2031	210,000	195,930
TriNet Group, Inc. 3.50%, 3/1/2029 (b)	60,000	55,524
		894,010
COMPUTERS — 1.0%
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	380,000	366,613
KBR, Inc. 4.75%, 9/30/2028 (b)	90,000	87,959
NCR Corp.:
5.25%, 10/1/2030 (b)	130,000	123,139
5.75%, 9/1/2027 (b)	60,000	60,140
Science Applications International Corp. 4.88%, 4/1/2028 (b)	140,000	138,694
Seagate HDD Cayman:
4.09%, 6/1/2029	380,000	368,379
4.13%, 1/15/2031	70,000	66,336
5.75%, 12/1/2034	50,000	51,136
		1,262,396
DISTRIBUTION & WHOLESALE — 0.3%
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (b)	140,000	146,943
Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031 (b)	230,000	224,275
		371,218

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.8%
LPL Holdings, Inc. 4.38%, 5/15/2031 (b)	$210,000	$203,257
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (b)	420,000	388,513
5.75%, 11/15/2031 (b)	600,000	572,274
Navient Corp. Series MTN, 5.63%, 8/1/2033	280,000	235,595
OneMain Finance Corp. 8.88%, 6/1/2025	250,000	263,542
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (b)	460,000	454,641
PRA Group, Inc. 5.00%, 10/1/2029 (b)	140,000	132,822
World Acceptance Corp. 7.00%, 11/1/2026 (b)	100,000	88,156
		2,338,800
ELECTRIC — 0.5%
Clearway Energy Operating LLC 4.75%, 3/15/2028 (b)	70,000	70,349
FirstEnergy Corp. Series C, 7.38%, 11/15/2031	330,000	407,537
Vistra Operations Co. LLC 4.38%, 5/1/2029 (b)	200,000	188,974
		666,860
ELECTRONICS — 0.5%
II-VI, Inc. 5.00%, 12/15/2029 (b)	90,000	88,370
Sensata Technologies B.V. 4.00%, 4/15/2029 (b)	380,000	361,730
TTM Technologies, Inc. 4.00%, 3/1/2029 (b)	200,000	186,422
		636,522
ENGINEERING & CONSTRUCTION — 0.2%
INNOVATE Corp. 8.50%, 2/1/2026 (b)	110,000	107,959
TopBuild Corp. 3.63%, 3/15/2029 (b)	170,000	154,714
		262,673
ENTERTAINMENT — 1.0%
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (b)	22,000	22,235
Churchill Downs, Inc. 4.75%, 1/15/2028 (b)	500,000	485,005
Cinemark USA, Inc. 5.88%, 3/15/2026 (b)	170,000	165,078
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (b)	420,000	409,597
Security Description	Principal Amount	Value
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (b)	$70,000	$66,851
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (b)	120,000	119,854
		1,268,620
ENVIRONMENTAL CONTROL — 0.4%
Stericycle, Inc.:
3.88%, 1/15/2029 (b)	264,000	247,418
5.38%, 7/15/2024 (b)	190,000	193,658
		441,076
FOOD — 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.63%, 1/15/2027 (b)	690,000	667,816
B&G Foods, Inc. 5.25%, 4/1/2025	160,000	156,573
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	400,000	373,588
Post Holdings, Inc.:
4.63%, 4/15/2030 (b)	182,000	164,126
5.63%, 1/15/2028 (b)	350,000	343,742
		1,705,845
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (b)	100,000	97,880
FOREST PRODUCTS & PAPER — 0.3%
Mercer International, Inc. 5.13%, 2/1/2029	150,000	144,752
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (b)	110,000	105,162
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (b)	130,000	122,847
		372,761
HEALTH CARE PRODUCTS — 0.3%
Hologic, Inc. 3.25%, 2/15/2029 (b)	260,000	242,718
Teleflex, Inc. 4.25%, 6/1/2028 (b)	200,000	195,394
		438,112
HEALTH CARE SERVICES — 2.0%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (b)	220,000	220,906
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (b)	260,000	254,158

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc. 6.88%, 4/1/2028 (b)	$270,000	$245,147
DaVita, Inc. 4.63%, 6/1/2030 (b)	310,000	289,729
Encompass Health Corp.:
4.50%, 2/1/2028	370,000	362,648
4.63%, 4/1/2031	85,000	79,736
HCA, Inc. 5.88%, 2/15/2026	310,000	329,750
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (b)	310,000	326,387
Tenet Healthcare Corp. 6.13%, 10/1/2028 (b)	510,000	518,389
		2,626,850
HOME BUILDERS — 0.1%
TRI Pointe Group, Inc. 5.70%, 6/15/2028	160,000	159,723
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (b)	200,000	182,460
HOUSEHOLD PRODUCTS & WARES — 0.1%
Central Garden & Pet Co. 4.13%, 4/30/2031 (b)	90,000	81,076
INSURANCE — 0.7%
MGIC Investment Corp. 5.25%, 8/15/2028	220,000	217,490
NMI Holdings, Inc. 7.38%, 6/1/2025 (b)	140,000	147,241
Radian Group, Inc. 4.88%, 3/15/2027	500,000	502,900
		867,631
INTERNET — 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (b)	320,000	294,518
INVESTMENT COMPANY SECURITY — 0.7%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	50,000	45,853
4.75%, 9/15/2024	470,000	472,355
5.25%, 5/15/2027	390,000	383,070
		901,278
IRON/STEEL — 1.0%
Carpenter Technology Corp.:
6.38%, 7/15/2028	240,000	240,439
7.63%, 3/15/2030	150,000	153,267
Cleveland-Cliffs, Inc. 4.88%, 3/1/2031 (b)	70,000	69,207
Commercial Metals Co. 3.88%, 2/15/2031	160,000	145,538
Security Description	Principal Amount	Value
Mineral Resources, Ltd. 8.13%, 5/1/2027 (b)	$200,000	$207,694
United States Steel Corp. 6.88%, 3/1/2029	420,000	437,052
		1,253,197
LEISURE TIME — 1.1%
Carnival Corp. 7.63%, 3/1/2026 (b)	780,000	785,272
Royal Caribbean Cruises, Ltd. 4.25%, 7/1/2026 (b)	680,000	633,053
		1,418,325
LODGING — 1.0%
Full House Resorts, Inc. 8.25%, 2/15/2028 (b)	50,000	51,145
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (b)	540,000	507,476
4.00%, 5/1/2031 (b)	80,000	75,515
5.75%, 5/1/2028 (b)	260,000	269,069
MGM Resorts International 5.75%, 6/15/2025	60,000	61,402
Travel + Leisure Co. 4.50%, 12/1/2029 (b)	170,000	157,909
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (b)	170,000	163,632
		1,286,148
MEDIA — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (b)	110,000	95,385
4.50%, 5/1/2032	100,000	91,512
4.50%, 6/1/2033 (b)	110,000	98,725
5.00%, 2/1/2028 (b)	620,000	613,949
DISH DBS Corp. 7.38%, 7/1/2028	510,000	483,919
Gray Escrow II, Inc. 5.38%, 11/15/2031 (b)	120,000	114,781
Nexstar Media, Inc. 5.63%, 7/15/2027 (b)	180,000	182,263
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (b)	190,000	182,546
Sirius XM Radio, Inc.:
3.88%, 9/1/2031 (b)	60,000	54,604
4.00%, 7/15/2028 (b)	550,000	523,094
Urban One, Inc. 7.38%, 2/1/2028 (b)	140,000	140,490
		2,581,268
MINING — 0.9%
Eldorado Gold Corp. 6.25%, 9/1/2029 (b)	170,000	171,282
FMG Resources August 2006 Pty, Ltd. 4.50%, 9/15/2027 (b)	100,000	98,590

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hecla Mining Co. 7.25%, 2/15/2028	$140,000	$146,811
Hudbay Minerals, Inc. 4.50%, 4/1/2026 (b)	420,000	408,206
IAMGOLD Corp. 5.75%, 10/15/2028 (b)	160,000	145,563
New Gold, Inc. 7.50%, 7/15/2027 (b)	140,000	145,396
		1,115,848
MISCELLANEOUS MANUFACTURER — 0.2%
LSB Industries, Inc. 6.25%, 10/15/2028 (b)	190,000	193,141
OFFICE & BUSINESS EQUIPMENT — 0.3%
Xerox Holdings Corp. 5.50%, 8/15/2028 (b)	380,000	371,249
OIL & GAS — 7.2%
Athabasca Oil Corp. 9.75%, 11/1/2026 (b)	120,000	127,690
Baytex Energy Corp. 8.75%, 4/1/2027 (b)	170,000	183,187
California Resources Corp. 7.13%, 2/1/2026 (b)	210,000	218,698
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 8.13%, 1/15/2027 (b)	320,000	299,226
Civitas Resources, Inc. 5.00%, 10/15/2026 (b)	140,000	138,803
CNX Resources Corp.:
6.00%, 1/15/2029 (b)	310,000	313,813
7.25%, 3/14/2027 (b)	410,000	432,382
CVR Energy, Inc.:
5.25%, 2/15/2025 (b)	340,000	330,286
5.75%, 2/15/2028 (b)	300,000	285,690
Ensign Drilling, Inc. 9.25%, 4/15/2024 (b)	150,000	148,080
Matador Resources Co. 5.88%, 9/15/2026	360,000	366,800
MEG Energy Corp. 5.88%, 2/1/2029 (b)	510,000	517,028
Murphy Oil Corp. 6.38%, 7/15/2028	496,000	517,050
Nabors Industries, Inc. 5.75%, 2/1/2025	130,000	126,529
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (b)	380,000	378,294
7.50%, 1/15/2028 (b)	260,000	253,427
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (b)	260,000	271,170
Occidental Petroleum Corp.:
4.30%, 8/15/2039	400,000	377,544
6.60%, 3/15/2046	25,000	29,607
7.88%, 9/15/2031	190,000	237,057
8.88%, 7/15/2030	220,000	282,887
Security Description	Principal Amount	Value
Parkland Corp.:
4.50%, 10/1/2029 (b)	$210,000	$194,720
4.63%, 5/1/2030 (b)	310,000	288,145
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	390,000	380,983
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (b)	140,000	147,421
Precision Drilling Corp. 6.88%, 1/15/2029 (b)	260,000	264,298
Range Resources Corp. 8.25%, 1/15/2029	50,000	54,790
SM Energy Co.:
6.75%, 9/15/2026	240,000	246,655
10.00%, 1/15/2025 (b)	470,000	511,576
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	180,000	169,796
4.50%, 4/30/2030 (b)	380,000	350,447
Transocean, Inc.:
7.25%, 11/1/2025 (b)	340,000	297,446
7.50%, 1/15/2026 (b)	270,000	234,544
8.00%, 2/1/2027 (b)	150,000	127,097
W&T Offshore, Inc. 9.75%, 11/1/2023 (b)	190,000	188,545
		9,291,711
OIL & GAS SERVICES — 0.2%
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	120,000	121,037
Oceaneering International, Inc. 4.65%, 11/15/2024	150,000	148,011
		269,048
PACKAGING & CONTAINERS — 0.7%
Ball Corp.:
2.88%, 8/15/2030	200,000	179,386
3.13%, 9/15/2031	130,000	116,065
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (b)	50,000	50,119
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	50,000	56,441
Sealed Air Corp. 6.88%, 7/15/2033 (b)	310,000	356,419
TriMas Corp. 4.13%, 4/15/2029 (b)	150,000	137,204
		895,634
PHARMACEUTICALS — 0.5%
Bausch Health Cos., Inc. 7.25%, 5/30/2029 (b)	500,000	426,845
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	270,000	269,176
		696,021

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 2.5%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 7.88%, 5/15/2026 (b)	$630,000	$682,013
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (b)	280,000	277,707
6.00%, 2/1/2029 (b)	340,000	339,313
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (b)	140,000	137,429
EnLink Midstream Partners L.P.:
5.05%, 4/1/2045	160,000	130,664
5.45%, 6/1/2047	290,000	246,491
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	200,000	199,250
7.00%, 8/1/2027	260,000	261,516
Hess Midstream Operations L.P. 5.13%, 6/15/2028 (b)	350,000	350,098
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (b)	170,000	161,019
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	250,000	217,485
7.50%, 4/15/2026	60,000	52,352
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	180,000	179,532
		3,234,869
REAL ESTATE — 0.7%
Howard Hughes Corp.:
4.13%, 2/1/2029 (b)	190,000	179,421
5.38%, 8/1/2028 (b)	470,000	471,527
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (b)	210,000	197,839
		848,787
REAL ESTATE INVESTMENT TRUSTS — 2.8%
Diversified Healthcare Trust 9.75%, 6/15/2025	230,000	243,287
Iron Mountain, Inc.:
5.63%, 7/15/2032 (b)	490,000	483,302
REIT, 4.50%, 2/15/2031 (b)	320,000	295,213
iStar, Inc. 4.25%, 8/1/2025	210,000	206,596
New Residential Investment Corp. 6.25%, 10/15/2025 (b)	190,000	182,423
Security Description	Principal Amount	Value
SBA Communications Corp. 3.13%, 2/1/2029	$60,000	$54,545
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (b)	180,000	171,833
3.75%, 12/31/2024 (b)	398,000	387,031
4.38%, 1/15/2027 (b)	680,000	659,872
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (b)	185,000	166,496
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (b)	200,000	186,900
VICI Properties L.P./VICI Note Co., Inc. 4.25%, 12/1/2026 (b)	580,000	578,150
		3,615,648
RETAIL — 2.6%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (b)	100,000	92,399
3.88%, 1/15/2028 (b)	830,000	787,263
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (b)	110,000	116,106
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (b)	150,000	139,707
5.00%, 2/15/2032 (b)	290,000	269,781
Bed Bath & Beyond, Inc. 5.17%, 8/1/2044	100,000	70,976
Dave & Buster's, Inc. 7.63%, 11/1/2025 (b)	90,000	94,583
FirstCash, Inc. 4.63%, 9/1/2028 (b)	370,000	344,363
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (b)	50,000	46,561
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (b)	160,000	146,631
Papa John's International, Inc. 3.88%, 9/15/2029 (b)	140,000	128,108
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (b)	50,000	45,018
4.88%, 11/15/2031 (b)	140,000	124,855
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (b)	90,000	85,299
Yum! Brands, Inc.:
3.63%, 3/15/2031	280,000	255,469
4.63%, 1/31/2032	402,000	388,079
4.75%, 1/15/2030 (b)	240,000	236,215
		3,371,413
SEMICONDUCTORS — 0.5%
Entegris, Inc.:
3.63%, 5/1/2029 (b)	280,000	261,842

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 4/15/2028 (b)	$200,000	$195,140
Synaptics, Inc. 4.00%, 6/15/2029 (b)	140,000	132,002
		588,984
SOFTWARE — 1.9%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (b)	220,000	208,646
Fair Isaac Corp. 4.00%, 6/15/2028 (b)	510,000	493,425
MSCI, Inc. 3.63%, 9/1/2030 (b)	300,000	281,739
Open Text Corp. 3.88%, 2/15/2028 (b)	640,000	613,037
PTC, Inc. 4.00%, 2/15/2028 (b)	250,000	243,750
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	510,000	514,090
Ziff Davis, Inc. 4.63%, 10/15/2030 (b)	150,000	142,942
		2,497,629
TELECOMMUNICATIONS — 1.0%
Ciena Corp. 4.00%, 1/31/2030 (b)	140,000	134,750
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	220,000	224,653
Lumen Technologies, Inc.:
Series P, 7.60%, 9/15/2039	100,000	96,394
Series U, 7.65%, 3/15/2042	215,000	207,488
ViaSat, Inc. 6.50%, 7/15/2028 (b)	455,000	436,823
Viavi Solutions, Inc. 3.75%, 10/1/2029 (b)	140,000	132,003
		1,232,111
TRANSPORTATION — 0.1%
Danaos Corp. 8.50%, 3/1/2028 (b)	100,000	107,427
TOTAL CORPORATE BONDS & NOTES (Cost $58,108,928)		57,982,235
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 29.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c) (d) (Cost $37,801,311)	37,801,311	$37,801,311
TOTAL INVESTMENTS — 128.1% (Cost $165,496,307)		164,860,068
LIABILITIES IN EXCESS OF OTHER ASSETS — (28.1)%		(36,211,044)
NET ASSETS — 100.0%		$128,649,024
(a)	This Senior Loan will settle after March 31, 2022, at which time the interest rate will be determined.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 34.5% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
ABS	Asset-Backed Security
CDI	CREST Depository Interest
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At March 31, 2022, the Fund had unfunded loan commitments of $83,286, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Sovos Compliance LLC	83,286	83,287	1

See accompanying notes to schedule of investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$22,235	$57,960,000	$—	$57,982,235
Asset-Backed Securities	—	2,379,339	—	2,379,339
Senior Floating Rate Loans	—	66,697,183	—	66,697,183
Short-Term Investment	37,801,311	—	—	37,801,311
TOTAL INVESTMENTS	$37,823,546	$127,036,522	$—	$164,860,068
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	1	—	1
(a)	Includes appreciation on unfunded loan commitments.

Affiliate Table
	Number of Shares Held at 02/17/22*	Value at 02/17/22*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$130,205,213	$92,403,902	$—	$—	37,801,311	$37,801,311	$6,325
*	Commencement of operations.
See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS (a) — 91.8%
ADVERTISING SERVICES — 0.2%
AppLovin Corp.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25% 3.71%, 8/15/2025	$7,564,313	$7,536,552
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.00% 3.50%, 10/25/2028	12,508,977	12,427,419
CMG Media Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50% 3.96%, 12/17/2026	497,481	490,561
Red Ventures LLC Senior Secured 2020 Term Loan B2, 1 Month USD LIBOR + 2.50% 2.96%, 11/8/2024	997,416	987,267
		21,441,799
AEROSPACE & DEFENSE — 0.7%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50% 4.51%, 4/6/2026	17,990,586	17,728,193
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50% 4.51%, 4/6/2026	33,463,715	32,975,646
TransDigm, Inc.:
Senior Secured 2020 Term Loan E, 1 Month USD LIBOR + 2.25% 2.71%, 5/30/2025	2,190,398	2,154,804
Senior Secured 2020 Term Loan F, 12/9/2025	13,200,821	12,996,605
Senior Secured 2020 Term Loan G, 1 Month USD LIBOR + 2.25% 2.71%, 8/22/2024	1,153,371	1,139,104
		66,994,352
Security Description	Principal Amount	Value
AIR FREIGHT & LOGISTICS — 0.8%
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 3.75% 4.50%, 3/24/2026	$30,445,537	$30,093,587
Worldwide Express Operations LLC Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.5% 5.25%, 7/26/2028	55,371,948	54,913,468
		85,007,055
AIRLINES — 3.0%
AAdvantage Loyalty IP Ltd. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 4/20/2028	76,162,575	77,305,013
Air Canada Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 4.25%, 8/11/2028	6,236,347	6,184,368
American Airlines, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75% 1/29/2027 (b)	11,430,859	10,730,718
Senior Secured 2017 Incremental Term Loan, 12/15/2023	22,091,659	21,861,575
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 2.20%, 6/27/2025	47,092,111	44,458,014
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25% 6.25%, 6/21/2027	54,459,195	56,690,388
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75% 4.75%, 10/20/2027	5,778,136	5,982,162
United Airlines, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 4/21/2028	84,739,916	83,886,585
		307,098,823

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
AUTO COMPONENTS — 0.2%
Clarios Global LP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25% 3.71%, 4/30/2026	$3,952,967	$3,909,485
USI, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00% 4.01%, 5/16/2024	14,804,814	14,726,792
Wheel Pros LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 5.25%, 5/11/2028	10,423	9,975
		18,646,252
BEVERAGES — 0.2%
Naked Juice LLC:
Senior Secured Delayed Draw Term Loan, 2 Month USD SOFR + 3.25% 3.75%, 1/24/2029	96,477	95,099
Senior Secured Term Loan, 2 Month USD SOFR + 3.25% 3.75%, 1/24/2029	1,768,750	1,743,483
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 4.51%, 3/31/2028	15,702,512	15,346,379
		17,184,961
BUILDING PRODUCTS — 0.3%
CP Atlas Buyer, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 4.25%, 11/23/2027	34,135,579	33,239,520
DiversiTech Holdings, Inc. Senior Secured 2021 1st Lien Term Loan, 12/22/2028 (b)	630,435	623,046
		33,862,566
CAPITAL MARKETS — 0.1%
AqGen Ascensus, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50% 7.00%, 8/2/2029	7,194,340	7,149,375
Security Description	Principal Amount	Value
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25% 7/21/2026 (b)	$3,859,714	$3,833,178
CHEMICALS — 1.6%
Ascend Performance Materials Operations LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75% 5.50%, 8/27/2026	13,354,359	13,333,526
Atotech B.V. Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.50% 3.00%, 3/18/2028	14,064,236	13,925,352
Axalta Coating Systems US Holdings, Inc. Senior Secured USD Term Loan B3, 3 Month USD LIBOR + 1.75% 2.76%, 6/1/2024	1,000,965	993,994
CPC Acquisition Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 12/29/2027	29,187,275	28,457,593
GEON Performance Solutions LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.75% 5.50%, 8/18/2028	3,871,753	3,871,773
Hexion Holdings Corp. Senior Secured 2022 USD Term Loan, 3 Month USD SOFR + 4.50% 5.00%, 3/15/2029	13,834,952	13,558,252
Ineos US Finance, LLC Senior Secured 2017 USD Term Loan B, 1 Month USD LIBOR + 2.00% 2.46%, 4/1/2024	9,238,454	9,091,193
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50% 3.51%, 3/2/2026	997,040	985,684
New Arclin U.S. Holding Corp. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 4.25%, 9/30/2028	2,526	2,447

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Olympus Water US Holding Corporation Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75% 4.75%, 11/9/2028	$69	$67
SCIH Salt Holdings, Inc. Senior Secured 2021 Incremental Term Loan B, 6 Month USD LIBOR + 4.00% 4.75%, 3/16/2027	36,553,819	36,025,068
Starfruit Finco B.V Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 3.00% 4.01%, 10/1/2025	2,923,210	2,885,457
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 10/28/2024	40,004,559	38,599,399
		161,729,805
COMMERCIAL SERVICES — 1.8%
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 5/12/2028	122,852,197	121,129,809
APFS Staffing Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD SOFR + 4.25% 4.75%, 12/29/2028	4,379,562	4,365,898
Inmar Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 4.00% 5.01%, 5/1/2024	3,233,848	3,200,345
PECF USS Intermediate Holding III Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25% 4.76%, 12/15/2028	6,759,439	6,708,168
Sabre GLBL Inc. Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.25% 4.75%, 6/30/2028	8,798,831	8,760,336
Spin Holdco Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00% 4.75%, 3/4/2028	5,574,565	5,541,647
Security Description	Principal Amount	Value
Vaco Holdings LLC Senior Secured 2022 Term Loan, 3 Month USD SOFR + 5.00% 5.75%, 1/21/2029	$6,412,500	$6,384,445
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00% 4.46%, 8/27/2025	17,350,031	17,328,344
VT Topco, Inc. Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 8/1/2025	9,471,345	9,347,082
		182,766,074
COMMERCIAL SERVICES & SUPPLIES — 4.5%
ADMI Corp. Senior Secured 2021 Incremental Term Loan B3, 1 Month USD LIBOR + 3.50% 4.00%, 12/23/2027	4,834,382	4,788,576
Aramark Services, Inc. Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 1.75% 2.21%, 3/11/2025	3,000,000	2,950,500
Asurion LLC:
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.13% 3.58%, 11/3/2023	3,760,339	3,742,948
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00% 3.46%, 11/3/2024	12,467,617	12,325,112
Senior Secured 2020 Term Loan B8, 1 Month USD LIBOR + 3.25% 3.71%, 12/23/2026	9,801,624	9,603,533
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25% 5.71%, 1/31/2028	83,890,910	82,380,873
Senior Secured 2021 Second Lien Term Loan B4, 1/20/2029	99,575,238	97,490,631
BrightView Landscapes LLC Senior Secured 2018 1st Lien Term Loan B, 8/15/2025 (b)	1,994,819	1,982,351

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Covanta Holding Corp.:
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.50% 3.00%, 11/30/2028	$7,336,326	$7,313,400
Senior Secured 2021 Term Loan C, 1 Month USD LIBOR + 2.50% 3.00%, 11/30/2028	549,537	547,820
Emerald TopCo, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50% 3.80%, 7/24/2026	4,400,000	4,351,182
Energize HoldCo LLC Senior Secured 2021 First Lien Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 12/8/2028	22,556,650	22,252,136
Garda World Security Corp. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25% 4.71%, 10/30/2026	29,704,700	29,418,347
GFL Environmental, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00% 3.50%, 5/30/2025	8,898,277	8,878,834
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25% 4.25%, 3/13/2025	12,324,732	12,161,675
McGraw-Hill Global Education Holdings, LLC Senior Secured 2021 Term Loan, 7/28/2028	110,306,549	109,324,269
Prime Security Services Borrower, LLC Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 2.75% 3.50%, 9/23/2026	43,331,670	43,079,046
Seminole Tribe of Florida, Inc. Senior Secured 2018 Term Loan B, 7/8/2024 (b)	4,901,812	4,904,875
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25% 5.26%, 7/30/2025	4,134,705	4,021,001
Security Description	Principal Amount	Value
VT Topco, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25% 4.26%, 8/1/2025	$1,090,780	$1,075,101
		462,592,210
COMMUNICATIONS EQUIPMENT — 2.3%
Avaya, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 4.00% 4.40%, 12/15/2027	2,000,000	1,981,250
Cogeco Financing 2 LP Senior Secured 2021 Incremental Term Loan B, 9/1/2028 (b)	5,000,000	4,973,675
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25% 3.71%, 4/6/2026	87,196,242	85,052,522
Plantronics, Inc. Senior Secured 2018 Term Loan B, 7/2/2025 (b)	50,594,360	50,278,146
Zayo Group Holdings, Inc. Senior Secured USD Term Loan, 3/9/2027	96,317,217	93,869,315
		236,154,908
COMPUTER SERVICES — 0.2%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.00% 3.46%, 1/4/2026	18,895,255	18,147,381
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 4.21%, 7/11/2025	5,174,495	5,125,518
		23,272,899
COMPUTERS — 1.2%
Magenta Buyer LLC Senior Secured 2021 USD 1st Lien Term Loan, 7/27/2028	99,653,860	99,055,937
Park Place Technologies LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 5.00% 6.00%, 11/10/2027	3,400,320	3,390,408

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Virtusa Corp.:
Senior Secured 2022 Incremental Term Loan, 1 Month USD SOFR + 3.85% 4.60%, 2/11/2028	$13,197,969	$13,107,233
Senior Secured First Lien Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 2/11/2028	9,060,741	8,992,786
		124,546,364
CONSTRUCTION & ENGINEERING — 0.6%
Aegion Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 4.75% 5.50%, 5/17/2028	33,772,051	33,645,406
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25% 5.25%, 6/21/2024	21,431,647	20,525,302
DG Investment Intermediate Holdings 2, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 3/31/2028	1,005,980	997,303
KKR Apple Bidco LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00% 3.50%, 9/23/2028	2,500	2,465
Pike Corp. Senior Secured 2021 Incremental Term Loan B, 1/21/2028 (b)	1,000,000	993,380
Tutor Perini Corp. Senior Secured Term Loan B, 8/18/2027	976,135	960,883
		57,124,739
CONSTRUCTION MATERIALS — 0.0% (c)
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.50% 2.96%, 2/1/2027	1,094,911	1,070,850
Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 0.9%
Berlin Packaging LLC Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 3.75% 4.25%, 3/11/2028	$900,110	$893,134
Berry Global, Inc. Senior Secured 2021 Term Loan Z, 1 Month USD LIBOR + 1.75% 2.07%, 7/1/2026	43,827,063	43,286,019
BWAY Holding Co. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25% 3.48%, 4/3/2024	41,334,127	40,838,944
Charter NEX US, Inc. Senior Secured 2021 Term Loan, 12/1/2027	3,216	3,168
Pretium PKG Holdings, Inc. Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00% 4.50%, 10/2/2028	9,635,829	9,381,154
Proampac PG Borrower LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75% 4.50%, 11/3/2025	1,240,883	1,216,376
Reynolds Group Holdings, Inc. Senior Secured 2020 Term Loan B2, 1 Month USD LIBOR + 3.25% 3.71%, 2/5/2026	1,018,370	994,611
		96,613,406
COSMETICS & TOILETRIES — 1.8%
Solis IV BV Senior Secured USD Term Loan B1, 3 Month USD SOFR + 3.50% 4.00%, 2/26/2029	90,108,696	88,447,542
Sunshine Luxembourg VII SARL Senior Secured 2021 Term Loan B3, 3 Month USD LIBOR + 3.75% 4.76%, 10/1/2026	95,585,726	95,092,982
		183,540,524

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
DIAGNOSTIC EQUIPMENT — 0.2%
Lifescan Global Corp. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 6.00% 6.21%, 10/1/2024	$18,501,325	$17,715,018
DISTRIBUTORS — 0.6%
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25% 7.00%, 10/8/2028	58,152,885	57,789,429
Polyconcept North America Holdings, Inc. Senior Secured USD 2016 Term Loan B, 8/16/2023 (b)	720,317	717,014
		58,506,443
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
Bright Horizons Family Solutions LLC Senior Secured 2021 Term Loan B, 11/24/2028 (b)	2,992,500	2,966,315
St. George's University Scholastic Services Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 3.25% 3.75%, 2/10/2029	50,556	50,013
		3,016,328
DIVERSIFIED FINAN SERV — 0.1%
Apex Group Treasury, LLC Senior Secured 2021 USD Incremental Term Loan, 7/27/2028 (b)	6,433,735	6,389,535
DIVERSIFIED FINANCIAL SERVICES — 4.7%
Advisor Group, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 4.96%, 7/31/2026	9,566,319	9,537,955
AlixPartners, LLP Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75% 3.25%, 2/4/2028	8,158,491	8,048,841
Apex Group Treasury LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 7/27/2028	6,044,343	6,002,819
Security Description	Principal Amount	Value
Atlas CC Acquisition Corp.:
Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25% 5.00%, 5/25/2028	$18,071,507	$18,023,527
Senior Secured Term Loan C, 3 Month USD LIBOR + 4.25% 5.00%, 5/25/2028	3,675,561	3,665,802
Camelot U.S. Acquisition 1 Co. Senior Secured 2020 Incremental Term Loan B, 1 Month USD LIBOR + 3.00% 4.00%, 10/30/2026	3,133,809	3,111,622
Clydesdale Acquisition Holdings, Inc. Senior Secured Term Loan, 3/30/2029 (b)	95,849,143	0
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75% 4.75%, 4/9/2027	12,533,169	12,487,486
DirecTV Financing, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.00% 5.75%, 8/2/2027	180,526,517	180,561,719
Edelman Financial Center LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.25%, 4/7/2028	85,771,854	84,932,147
Edelman Financial Center, LLC Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 7.20%, 7/20/2026	15,634,126	15,456,288
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75% 5.21%, 3/27/2026	24,776,353	24,593,751
S&S Holdings LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.00% 5.80%, 3/11/2028	7,308,478	7,061,817
Superannuation and Investments US LLC Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.75% 4.25%, 12/1/2028	2,537	2,503

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Trans Union LLC Senior Secured 2019 Term Loan B5, 11/16/2026	$13,070,275	$12,901,995
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 2.96%, 5/18/2025	102,339,884	100,783,806
		487,172,078
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Altice France S.A. Senior Secured USD Term Loan B12, 3 Month USD LIBOR + 3.69% 3.93%, 1/31/2026	6,178,625	6,056,041
Altice France SA/France Senior Secured USD Term Loan B11, 7/31/2025	15,431,357	15,097,037
Intelsat Jackson Holdings SA Senior Secured 2021 Exist Term Loan B, 6 Month USD SOFR + 4.25% 4.92%, 2/1/2029	26,932,500	26,539,016
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75% 2.21%, 3/1/2027	79,299,169	77,930,069
Lumen Technologies, Inc. Senior Secured 2020 Term Loan B, 3/15/2027	43,902,103	42,801,258
Telesat Canada Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75% 12/7/2026 (b)	8,586,824	6,443,681
		174,867,102
ELECTRICAL EQUIPMENT — 0.0% (c)
Excelitas Technologies Corp. Senior Secured USD 2017 1st Lien Term Loan, 12/2/2024	1,462,906	1,457,421
Gates Global, LLC Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.50% 3.25%, 3/31/2027	1,067,482	1,055,008
		2,512,429
Security Description	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25% 3.71%, 7/26/2024	$15,388,922	$15,290,818
Mirion Technologies, Inc. Senior Secured 2021 Term Loan, 2 Month USD LIBOR + 2.75% 3.25%, 10/20/2028	499,000	495,033
		15,785,851
ENTERTAINMENT — 2.9%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00% 3.35%, 4/22/2026	90,997,193	81,446,128
AP Gaming I LLC Senior Secured 2022 Term Loan B, 3 Month USD SOFR + 4.00% 4.75%, 2/15/2029	31,312,103	30,803,282
Crown Finance US, Inc.:
Senior Secured 2018 USD Term Loan, 2/28/2025	94,381,082	73,090,126
Senior Secured 2019 Incremental Term Loan, 6 Month USD LIBOR + 2.75% 3.75%, 9/30/2026	64,148,486	48,732,963
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50% 3.50%, 2/1/2024	1,758,850	1,755,561
Fertitta Entertainment LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00% 4.50%, 1/27/2029	8,796,117	8,763,703
Motion Finco S.A.R.L. Senior Secured Delayed Draw Term Loan B2, 3 Month USD LIBOR + 3.25% 4.26%, 11/12/2026	11,810,860	11,632,043
NASCAR Holdings, Inc Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50% 10/19/2026 (b)	2,127,205	2,112,719

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SMG U.S. Midco 2, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50% 2.80%, 1/23/2025	$20,528,112	$19,809,628
UFC Holdings LLC Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 2.75% 3.50%, 4/29/2026	5,987,868	5,937,091
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1/20/2028 (b)	17,020,127	16,892,476
		300,975,720
ENVIRONMENTALLY FRIENDLY — 0.3%
Robertshaw U.S. Holding Corp. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 2/28/2025	31,987,988	29,097,713
FIDUCIARY BANKS — 0.2%
AqGen Island Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.5% 4.51%, 8/2/2028	20,430,594	20,302,902
FINANCE-CREDIT CARD — 0.4%
Paysafe Holdings (US) Corp. Senior Secured USD Term Loan B1, 1 Month USD LIBOR + 2.75% 3.25%, 6/28/2028	46,301,722	44,464,239
FINANCE-OTHER SERVICES — 0.0% (c)
RPI Intermediate Finance Trust Senior Secured 2020 Term Loan B1, 2/11/2027 (b)	5,053,085	5,013,923
FOOD & STAPLES RETAILING — 0.0% (c)
US Foods, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 2.00% 2.51%, 9/13/2026	2,037,644	2,001,293
Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.1%
Chobani LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 4.50%, 10/25/2027	$5,838,597	$5,756,506
FOOD-MISC/DIVERSIFIED — 0.4%
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 2.25% 2.71%, 1/29/2027	11,285,964	11,104,599
Skopima Consilio Parent LLC Senior Secured Term Loan B, 5/12/2028	27,328,866	27,059,813
		38,164,412
GAMING & ENTERTAINMENT — 0.0% (c)
PCI Gaming Authority Senior Secured Term Loan, 5/29/2026 (b)	1,500,000	1,490,858
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.1%
Apex Tool Group LLC Senior Secured 2022 Term Loan, 1 Month USD SOFR + 5.25% 5.75%, 2/8/2029	9,796,610	9,565,704
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Carestream Health, Inc.:
Senior Secured 2020 Extended 2nd Lien PIK Term Loan, 3 Month USD LIBOR + 4.5% 5.51%, 8/8/2023	20,346,557	18,820,566
Senior Secured 2020 Extended Term Loan, 3 Month USD LIBOR + 6.75% 7.76%, 5/8/2023	4,855,546	4,806,990
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00% 5.01%, 10/1/2027	65,178,516	65,178,516
		88,806,072

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 6.6%
Auris Luxembourg III S.A.R.L. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75% 4.20%, 2/27/2026	$5,564,813	$5,434,401
CHG Healthcare Services, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50% 5.00%, 9/29/2028	12,153,890	12,062,736
Covenant Surgical Partners, Inc.:
Senior Secured 2019 Delayed Draw Term Loan, 1 Month USD LIBOR + 4.00% 4.00%, 7/1/2026	505,237	498,290
Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 4.00% 4.45%, 7/1/2026	2,469,909	2,435,948
Curia Global, Inc. Senior Secured 2021 Term Loan, 8/30/2026	6,550,981	6,504,764
DaVita, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 1.75% 2.21%, 8/12/2026	32,914,764	32,704,603
Envision Healthcare Corp. Senior Secured 2018 Revolver, 10/11/2023 (b)	11,164,500	8,917,644
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75% 4.21%, 10/10/2025	167,134,448	111,701,802
Global Medical Response, Inc.:
Senior Secured 2017 Incremental Term Loan, 3/14/2025	45,333,076	45,130,664
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.25% 5.25%, 10/2/2025	52,031,707	51,763,483
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75% 2.25%, 3/15/2028	46,913,379	46,517,665
Security Description	Principal Amount	Value
ICON Luxembourg S.A.R.L.:
Senior Secured LUX Term Loan, 7/3/2028	$47,181,006	$47,018,940
Senior Secured US Term Loan, 7/3/2028	11,768,656	11,728,231
Medline Borrower, LP Senior Secured USD Term Loan B, 10/23/2028	36,156,883	35,838,160
National Mentor Holdings, Inc.:
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 3/2/2028	65,175,606	63,229,136
Senior Secured 2021 Term Loan C, 3 Month USD LIBOR + 3.75% 4.76%, 3/2/2028	1,980,131	1,920,994
Owens & Minor, Inc. Senior Secured 2022 Term Loan B, 3/29/2029 (b)	4,237,288	4,231,992
Pediatric Associates Holding Company LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 3.75%, 12/29/2028	6,414,474	6,346,320
Phoenix Guarantor, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25% 3.71%, 3/5/2026	1,317,455	1,304,900
Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.50% 3.95%, 3/5/2026	9,726	9,595
Radnet Management, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.00% 5.50%, 4/21/2028	7,592,930	7,502,764
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75% 4.20%, 11/16/2025	15,388,768	15,322,211
Surgery Center Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 8/31/2026	36,752,316	36,527,392
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75% 3.75%, 2/6/2024	95,975,665	91,570,862

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Unified Physician Management LLC Senior Secured 2020 Term Loan, 12/16/2027	$22,942,075	$22,767,142
WP CityMD Bidco LLC Senior Secured 2021 1st Lien Term Loan B, 6 Month USD LIBOR + 3.25% 3.75%, 12/22/2028	4,758,870	4,738,430
		673,729,069
HEALTH CARE TECHNOLOGY — 1.1%
Change Healthcare Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50% 3.50%, 3/1/2024	115,217,258	114,741,987
Embecta Corp. Senior Secured Term Loan B, 1/27/2029 (b)	752,475	743,675
MJH Healthcare Holdings LLC Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.50% 4.00%, 1/28/2029	1,038,703	1,030,912
		116,516,574
HOME FURNISHINGS — 0.9%
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75% 4.25%, 7/31/2028	62,474,460	61,976,851
Senior Secured 2022 Delayed Draw Term loan, 7/31/2028 (b)	6,111,111	6,055,744
Senior Secured 2022 Term Loan B, 7/31/2028 (b)	26,888,889	26,645,276
		94,677,871
HOTELS, RESTAURANTS & LEISURE — 3.3%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75% 2.21%, 11/19/2026	91,850,067	90,041,539
Security Description	Principal Amount	Value
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 8/17/2028	$10,164,284	$10,100,757
Caesars Resort Collection, LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75% 3.21%, 12/23/2024	6,776,425	6,750,065
Four Seasons Hotels, Ltd. Senior Secured New 1st Lien Term Loan, 1 Month USD LIBOR + 2.00% 2.46%, 11/30/2023	22,446,596	22,407,988
Marriott Ownership Resorts, Inc. Senior Secured 2019 Term Loan B, 8/29/2025 (b)	1,200,000	1,169,100
Motion Finco S.A.R.L. Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25% 4.26%, 11/12/2026	89,702,049	88,343,959
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 2.25% 3.00%, 10/15/2025	2,248,455	2,238,854
Peraton Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 2/1/2028	41,595,299	41,387,323
Recess Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 6 Month USD LIBOR + 3.75% 4.75%, 9/30/2024	15,220,459	14,992,152
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.75% 3.21%, 8/14/2024	3,268,712	3,260,557
Travel Leaders Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00% 4.46%, 1/25/2024	28,627,536	27,115,716

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Travelport Finance (Luxembourg) S.A.R.L.:
Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 1.5% 2.50%, 2/28/2025	$1,762,552	$1,832,323
Senior Secured 2021 Consented Term Loan, 3 Month USD LIBOR + 5.00% 6.01%, 5/29/2026	13,797,127	11,865,529
Twin River Worldwide Holdings, Inc. Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.25% 3.75%, 10/2/2028 (b)	192,549	191,751
Wyndham Hotels & Resorts, Inc. Senior Secured Term Loan B, 5/30/2025 (b)	15,506,424	15,393,925
		337,091,538
HOUSEHOLD PRODUCTS — 0.1%
Champ Acquisition Corp. Senior Secured Term Loan, 6 Month USD LIBOR + 5.50% 6.51%, 12/19/2025	429,287	427,033
Reynolds Consumer Products, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 1.75% 2.21%, 2/4/2027	14,688,658	14,478,830
		14,905,863
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Calpine Corp. Senior Secured 2020 Term Loan B5, 1 Month USD LIBOR + 2.50% 2.96%, 12/16/2027	10,091,889	10,026,999
Vistra Operations Co., LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75% 2.19%, 12/31/2025	21,005,292	20,821,495
		30,848,494
Security Description	Principal Amount	Value
INDUSTRIAL CONGLOMERATES — 0.3%
Anticimex International AB Senior Secured 2021 USD Term Loan B1, 3 Month USD LIBOR + 3.50% 4.01%, 11/16/2028	$498,759	$492,056
Fluid-Flow Products, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 3/31/2028	2,897,549	2,843,220
Magenta Buyer LLC Senior Secured 2021 USD 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25% 9.00%, 7/27/2029	17,916,667	17,804,688
Tailwind Smith Cooper Intermediate Corp. Senior Secured 2019 1st Lien Term Loan, 5/28/2026	9,864,530	9,696,833
		30,836,797
INSURANCE — 2.0%
Acrisure LLC:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 3.96%, 2/15/2027	59,557,719	58,838,261
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25% 4.75%, 2/15/2027	18,105,308	18,060,135
Senior Secured 2021 Incremental Term Loan B, 3 Month USD LIBOR + 3.75% 4.25%, 2/15/2027	3,482,500	3,462,928
Alliant Holdings Intermediate LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25% 3.71%, 5/9/2025	18,118,916	17,942,619
Alliant Holdings Intermediate, LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50% 4.00%, 11/6/2027	7,225,595	7,189,973
AmWINS Group, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25% 3.00%, 2/19/2028	1,214,279	1,196,065

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
AssuredPartners, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50% 3.96%, 2/12/2027	$35,576,538	$35,194,091
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 2/12/2027	21,546,273	21,330,918
Baldwin Risk Partners LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 10/14/2027	4,073,770	4,043,217
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.00% 3.46%, 1/27/2027	10,717,646	10,540,537
Hub International, Ltd.:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00% 3.27%, 4/25/2025	6,845,842	6,777,384
Senior Secured 2021 Term Loan B, 4/25/2025	5,987,393	5,957,456
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 4.00%, 11/12/2027	1,180,392	1,168,836
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25% 3.71%, 2/15/2027	14,054,597	13,826,280
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25% 3.71%, 12/31/2025	1,466,674	1,454,104
		206,982,804
INTERACTIVE MEDIA & SERVICES — 0.3%
Go Daddy Operating Co., LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 1.75% 2.21%, 2/15/2024	30,295,458	30,137,618
Security Description	Principal Amount	Value
Ivanti Software, Inc. Senior Secured 2021 Add On Term Loan B, 3 Month USD LIBOR + 4.00% 4.75%, 12/1/2027	$3,319,527	$3,269,734
		33,407,352
INTERNET & CATALOG RETAIL — 0.3%
Shutterfly, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 5.00% 6.01%, 9/25/2026	34,605,360	31,906,142
White Cap Buyer LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00% 4.25%, 10/19/2027	1,000,000	991,040
		32,897,182
INTERNET SECURITY — 0.0% (c)
Proofpoint, Inc. Senior Secured 2nd Lien Term Loan, 8/31/2029	5,000,000	4,998,425
IT SERVICES — 0.7%
Ahead DB Holdings LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.76%, 10/18/2027	15,790,179	15,663,857
CoreLogic, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 6/2/2028	39,190,335	38,823,122
Fleetcor Technologies Operating Company LLC Senior Secured 2021 Term Loan B4, 4/28/2028 (b)	8,205,500	8,083,895
TierPoint LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.50%, 5/5/2026	6,249,760	6,200,949
		68,771,823
LASERS-SYST/COMPONENTS — 0.3%
II-VI, Inc. Senior Secured 2021 Bridge Term Loan B, 12/1/2028 (b)	26,629,827	26,496,678

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Cinemark USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 2.21%, 3/31/2025	$12,113,543	$11,805,677
LEISURE INDUSTRY — 0.4%
Carnival Corp. Senior Secured 2021 Incremental Term Loan B, 10/18/2028	37,604,867	36,852,770
LEISURE&REC/GAMES — 0.1%
Scientific Games Holdings LP Senior Secured 2022 USD Term Loan B, 4/4/2029 (b)	12,500,000	12,404,000
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Avantor Funding, Inc. Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25% 2.75%, 11/8/2027	7,433,198	7,386,741
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 2/4/2027	12,227,634	12,200,916
Parexel International Corp. Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 11/15/2028	31,975,409	31,781,318
		51,368,975
MACHINERY — 0.2%
Engineered Machinery Holdings, Inc. Senior Secured 2021 USD Incremental Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 5/19/2028	864,208	854,006
Hayward Industries, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.50% 3.00%, 5/30/2028	3,890,201	3,848,070
Hillman Group, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 2.75% 2.75%, 7/14/2028	8,636	8,493
Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 2.75% 3.20%, 7/14/2028	$450,658	$443,242
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75% 2.21%, 3/1/2027	3,495,286	3,443,311
Madison IAQ LLC Senior Secured Term Loan, 6 Month USD LIBOR + 3.25% 4.52%, 6/21/2028	2,265,324	2,236,068
Tecomet, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 5/1/2024	11,487,252	10,798,017
		21,631,207
MACHINERY-CONSTRUCTION & MINING — 0.9%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.75% 3.25%, 8/1/2025	50,951,914	50,132,098
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50% 3.80%, 8/21/2026	47,345,916	46,621,050
		96,753,148
MACHINERY-FARM — 0.0% (c)
ASP Blade Holdings, Inc. Senior Secured Initial Term Loan, 1 Month USD LIBOR + 4.00% 4.46%, 10/13/2028	4,706	4,654
MEDIA — 4.8%
Altice Financing SA Senior Secured 2017 USD Term Loan B, 3 Month USD LIBOR + 2.75% 2.99%, 7/15/2025	1,334,779	1,304,746
Charter Communications Operating LLC:
Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 1.75% 2.21%, 4/30/2025	19,788,402	19,735,864
Senior Secured 2019 Term Loan B2, 2/1/2027	53,119,455	52,747,087

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cogeco Communications (USA) II L.P. Senior Secured 2017 1st Lien Term Loan B, 1/3/2025 (b)	$3,412,382	$3,385,833
Colibri Group LLC Senior Secured 2022 Term Loan, 6 Month USD SOFR + 5.00% 5.94%, 3/12/2029	8,652,631	8,620,184
Coral-US Co-Borrower LLC Senior Secured 2020 Term Loan B2, 1/31/2028 (b)	20,697,763	20,293,536
CSC Holdings LLC:
Senior Secured 2017 Term Loan B1, 7/17/2025	31,882,599	31,444,373
Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 2.25% 2.65%, 1/15/2026	974,319	962,140
Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50% 2.90%, 4/15/2027	40,850,247	40,217,068
Entercom Media Corp. Senior Secured 2019 Term Loan, 11/18/2024 (b)	903,841	890,622
Go Daddy Operating Co., LLC Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00% 2.45%, 8/10/2027	18,870,077	18,731,476
Gray Television, Inc. Senior Secured 2021 Term Loan D, 12/1/2028 (b)	4,250,000	4,233,680
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00% 3.46%, 5/1/2026	16,226,436	16,152,443
MH Sub I LLC:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 3.96%, 9/13/2024	20,939,975	20,718,954
Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 9/13/2024	67,375,950	66,750,365
Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25% 6.71%, 2/23/2029	$13,868,141	$13,772,797
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.50% 2.73%, 9/18/2026	54,061,167	53,921,149
Radiate Holdco LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25% 4.00%, 9/25/2026	61,726,315	61,290,527
Telenet Financing USD, LLC Senior Secured 2020 USD Term Loan AR, 3 Month USD LIBOR + 2.00% 2.40%, 4/30/2028	9,576,286	9,377,913
Univision Communications Inc. Senior Secured 2021 First Lien Term Loan B, 3/15/2026	3,258,177	3,244,607
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75% 3.75%, 3/15/2024	4,740,317	4,739,132
UPC Financing Partnership Senior Secured 2021 USD Term Loan AX, 3 Month USD LIBOR + 3.00% 3.40%, 1/31/2029	961,071	950,461
Vertical US Newco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50% 4.00%, 7/30/2027	306,579	304,281
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 3 Month USD LIBOR + 2.50% 2.90%, 1/31/2028	29,397,794	29,085,443
Ziggo Financing Partnership Senior Secured USD Term Loan I, 3 Month USD LIBOR + 2.50% 2.90%, 4/30/2028	10,777,158	10,635,708
		493,510,389

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MEDICAL LABS&TESTING SRV — 0.4%
Electron BidCo, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25% 3.75%, 11/1/2028	$1,535,919	$1,521,282
U.S. Anesthesia Partners, Inc. Senior Secured 2021 Term Loan, 10/1/2028	35,184,543	35,002,111
		36,523,393
MISCELLANEOUS MANUFACTUR — 0.1%
Hyperion Materials & Technologies, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.50% 5.01%, 8/30/2028	6,511,134	6,472,490
LTI Holdings, Inc.:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75% 6.96%, 9/6/2026	1,928,424	1,895,641
Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 3.96%, 9/6/2025	3,106,829	3,042,098
		11,410,229
MRI/MEDICAL DIAG IMAGING — 0.6%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75% 2.76%, 6/11/2025	1,273,787	1,268,373
Radiology Partners, Inc Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25% 4.71%, 7/9/2025	60,886,094	60,212,086
		61,480,459
OIL, GAS & CONSUMABLE FUELS — 2.8%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25% 5.25%, 6/24/2024	133,404,585	133,332,547
Security Description	Principal Amount	Value
Buckeye Partners, L.P. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25% 2.71%, 11/1/2026	$24,187,593	$24,044,039
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00% 5.00%, 2/7/2025	19,932,695	19,662,109
EG Group Limited:
Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 4.00% 4.22%, 2/7/2025	3,880,223	3,827,549
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25% 5.25%, 3/31/2026	6,275,630	6,200,322
Oryx Midstream Services Permian Basin LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25% 3.75%, 10/5/2028	21,383,319	21,238,019
Pacific Gas & Electric Co. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00% 3.50%, 6/23/2025	83,123,248	82,266,248
		290,570,833
PHARMACEUTICALS — 2.1%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50% 3.95%, 5/4/2025	5,818,777	5,743,133
Bausch Health Companies Inc. Senior Secured 2022 Term Loan B, 1/27/2027 (b)	46,863,411	46,486,395
Bausch Health Companies, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00% 3.46%, 6/2/2025	70,693	70,661
Catalent Pharma Solutions Inc. Senior Secured 2021 Term Loan B3, 2/22/2028 (b)	1,950,263	1,952,700

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Elanco Animal Health, Inc. Senior Secured Term Loan B, 8/1/2027	$76,049,714	$74,974,371
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00% 2.46%, 11/15/2027	41,495,144	40,857,157
Jazz Financing Lux S.A.R.L. Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 5/5/2028	23,004,660	22,948,644
Padagis LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75% 5.25%, 7/6/2028	21,485,934	21,365,183
PetVet Care Centers LLC Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.5% 4.25%, 2/14/2025	5,102	5,065
		214,403,309
PIPELINES — 1.2%
CQP Holdco LP Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.76%, 6/5/2028	31,414,630	31,304,207
Freeport LNG Investments, LLLP Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50% 4.00%, 12/21/2028	10,098,930	10,039,448
Lucid Energy Group II Borrower LLC Senior Secured 2021 Term Loan, 11/24/2028	69,066,351	68,584,613
TransMontaigne Operating Company L.P. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 11/17/2028	10,062,733	10,014,533
		119,942,801
PROFESSIONAL SERVICES — 0.6%
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 3.25% 3.70%, 2/6/2026	11,906,830	11,816,457
Security Description	Principal Amount	Value
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 2/21/2025	$26,259,589	$25,910,862
Proofpoint, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25% 3.76%, 8/31/2028	20,531,747	20,336,387
Trans Union LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25% 2.75%, 12/1/2028	7,717,191	7,672,162
		65,735,868
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.50% 4.77%, 6/30/2024	44,681,898	27,053,549
RETAIL-BUILDING PRODUCTS — 1.6%
Kodiak Building Partners, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25% 4.00%, 3/12/2028	3,506,552	3,438,069
LBM Acquisition LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 12/17/2027	152,384,296	148,956,411
Park River Holdings, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.25% 4.00%, 12/28/2027	8,084,557	7,919,268
Specialty Building Products Holdings LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 4.25%, 10/15/2028	8,771,930	8,582,807
		168,896,555

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
RETAIL-CATALOG SHOPPING — 0.0% (c)
Medical Solutions Holdings, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.50% 3.50%, 11/1/2028	$80,000	$79,450
Senior Secured 2021 First Lien Term Loan, 3 Month USD LIBOR + 3.5% 4.51%, 11/1/2028	2,889,843	2,869,975
		2,949,425
RETAIL-RESTAURANTS — 1.5%
CT Technologies Intermediate Holdings, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25% 5.00%, 12/16/2025	39,019,359	38,792,851
Hilton Worldwide Finance LLC Senior Secured 2019 Term Loan B2, 6/22/2026 (b)	20,038,164	19,861,928
IRB Holding Corp.:
Senior Secured 2020 Term Loan B, 6 Month USD LIBOR + 2.75% 3.75%, 2/5/2025	18,726,030	18,606,089
Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00% 3.75%, 12/15/2027	68,650,872	68,350,525
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 3.96%, 2/5/2027	3,538,490	3,496,913
		149,108,306
ROAD & RAIL — 0.2%
Avis Budget Car Rental, LLC Senior Secured 2022 Term Loan C, 3/16/2029 (b)	3,333,333	3,314,583
Genesee & Wyoming, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 2.00% 3.01%, 12/30/2026	14,458,423	14,320,634
		17,635,217
Security Description	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
MKS Instruments, Inc. Senior Secured 2019 Term Loan B6, 2/2/2026 (b)	$2,457,565	$2,436,676
ON Semiconductor Corp. Senior Secured 2019 Term Loan B, 9/19/2026 (b)	14,048,755	14,048,754
Synaptics, Inc. Senior Secured Term Loan B, 12/2/2028 (b)	1,500,000	1,496,018
		17,981,448
SOFTWARE — 16.1%
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 2.00% 5.50%, 9/19/2024	10,000,000	9,946,900
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.50% 6.51%, 9/19/2025	914,103	911,535
Apttus Corp. Senior Secured 2021 Term Loan, 5/8/2028	12,619,512	12,619,512
AthenaHealth Group, Inc.:
Senior Secured 2022 Delayed Draw Term Loan, 2/15/2029	12,681,159	12,570,199
Senior Secured 2022 Term Loan B, 2/15/2029	74,818,841	74,164,176
Banff Merger Sub, Inc.:
Senior Secured 2021 USD 2nd Lien Term Loan, 2/27/2026	43,397,611	43,126,376
Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 10/2/2025	41,777,614	41,586,272
CCC Intelligent Solutions, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.25% 3.26%, 9/21/2028	3,363,493	3,338,687
Cengage Learning, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75% 5.75%, 7/14/2026	107,632,088	106,906,110

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cloudera, Inc.:
Senior Secured 2021 Second Lien Term Loan, 1 Month USD LIBOR + 6.00% 6.50%, 10/8/2029	$25,883,443	$25,559,900
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75% 4.25%, 10/8/2028	37,715,481	37,314,754
ConnectWise LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50% 4.00%, 9/29/2028	12,086,628	12,023,173
Cornerstone OnDemand, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75% 4.25%, 10/16/2028	14,524,590	14,406,578
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00% 4.46%, 10/16/2026	1,583,874	1,574,743
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00% 7.46%, 2/19/2029	27,958,508	27,708,000
ECI Macola Max Holdings, LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75% 4.76%, 11/9/2027	17,352,476	17,178,952
Ensono, LP Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.00% 4.75%, 5/26/2028	6,982,456	6,874,822
EP Purchaser LLC Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 4.51%, 11/6/2028	2,456,893	2,444,105
Epicor Software Corp.:
Senior Secured 2020 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75% 8.75%, 7/31/2028	1,632,899	1,671,680
Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25% 4.00%, 7/30/2027	38,196,570	37,942,372
Security Description	Principal Amount	Value
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 6/13/2024	$71,446,385	$70,650,830
Flexera Software LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 4.50%, 3/3/2028	7,386,649	7,314,112
Genesys Cloud Services Holdings II LLC Senior Secured 2020 USD Term Loan B4, 12/1/2027	64,162,194	64,142,304
Help/Systems Holdings, Inc Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.00% 4.75%, 11/19/2026	58,770,794	58,183,086
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50% 4.25%, 7/1/2024	18,708,973	18,638,815
Idera, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50% 4.50%, 3/2/2028	59,622,181	58,668,226
I-Logic Technologies Bidco Limited Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 4.00% 4.50%, 2/16/2028	2,304,316	2,288,830
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00% 5.00%, 1/12/2026	22,386,851	22,154,587
Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75% 8.75%, 1/11/2027	5,398,559	5,387,762
ION Trading Finance, Ltd. Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 4.75% 5.21%, 4/1/2028	15,655,871	15,563,109
Ivanti Software, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 12/1/2028	24,432,836	24,188,507
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25% 5.00%, 12/1/2027	86,110,453	85,087,891

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MA FinanceCo. LLC Senior Secured 2020 USD Term Loan B, 3 Month USD LIBOR + 4.25% 5.25%, 6/5/2025	$10,019,524	$9,952,744
McAfee LLC Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 4.00% 4.50%, 3/1/2029	100,344,037	99,779,601
MeridianLink, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.00% 4.01%, 11/10/2028	16,166,432	15,883,600
Mitchell International, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50% 7.00%, 10/15/2029	33,865,339	33,622,017
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 4.25%, 10/15/2028	71,466,356	70,422,948
Navicure, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00% 4.46%, 10/22/2026	492,424	491,809
Polaris Newco LLC Senior Secured USD Term Loan B, 1 Month USD LIBOR + 4.00% 4.50%, 6/2/2028	83,394,325	82,904,383
Project Boost Purchaser LLC:
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50% 3.96%, 6/1/2026	13,839,454	13,718,359
Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 5/30/2026	6,770,919	6,714,484
Project Leopard Holdings, Inc.:
Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 4.75% 5.75%, 7/5/2024	2,234,754	2,224,284
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.75% 5.75%, 7/7/2024	27,845,259	27,761,724
Security Description	Principal Amount	Value
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25% 4.00%, 3/3/2028	$7,574,631	$7,510,247
Quest Software, Inc. Senior Secured 2022 Term Loan, 2/1/2029	87,804,878	86,618,195
RealPage, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25% 3.75%, 4/24/2028	22,197,254	21,975,281
Rocket Software, Inc.:
Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.25% 4.71%, 11/28/2025	11,011,069	10,890,663
Senior Secured 2021 USD Incremental Term Loan B, 1 Month USD LIBOR + 4.25% 4.75%, 11/28/2025	2,431,376	2,404,023
Sabre GLBL Inc. Senior Secured 2018 Term Loan B, 2/22/2024 (b)	62,228	61,335
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50% 4.00%, 12/17/2027	3,898,595	3,862,046
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50% 4.00%, 12/17/2027	6,214,594	6,156,332
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75% 3.21%, 2/5/2024	13,139,950	12,983,125
Sophia, L.P. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 4.26%, 10/7/2027	1,965,000	1,949,447
Sovos Compliance LLC Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50% 5.00%, 8/11/2028	15,040,517	15,040,592
SS&C Technologies Holdings, Inc. S.A.R.L. Senior Secured 2018 Term Loan B4, 1 Month USD LIBOR + 1.75% 2.21%, 4/16/2025	7,925,049	7,816,080

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SS&C Technologies Inc.:
Senior Secured 2022 Term Loan B6, 3/23/2029 (b)	$18,257,178	$18,112,673
Senior Secured 2022 Term Loan B7, 3/23/2029 (b)	24,717,411	24,521,772
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 1.75% 2.21%, 4/16/2025	9,859,508	9,723,940
Ultimate Software Group, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.25% 5.75%, 5/3/2027	3,850,746	3,833,302
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25% 3.75%, 5/4/2026	2,992,500	2,972,435
Veritas US, Inc. Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 5.00% 6.00%, 9/1/2025	59,974,335	56,285,913
Vision Solutions, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25% 8.00%, 4/23/2029	1,233,333	1,216,221
Senior Secured 2021 Incremental Term Loan, 3 Month USD LIBOR + 4.00% 4.75%, 4/24/2028	77,410,556	76,733,213
Weld North Education LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75% 4.25%, 12/21/2027	1,086,559	1,079,496
		1,657,359,189
SPECIALTY RETAIL — 1.3%
K-Mac Holdings Corp. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50% 4.00%, 7/21/2028	1,428,136	1,411,777
Michaels Companies, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25% 5.26%, 4/15/2028	5,508	5,100
Security Description	Principal Amount	Value
Petco Health and Wellness Company, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25% 4.26%, 3/3/2028	$23,996,048	$23,805,400
PetSmart, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 2/11/2028	48,108,691	48,018,487
Pilot Travel Centers LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2% 2.46%, 8/4/2028	14,878,510	14,698,703
SRS Distribution Inc. Senior Secured 2022 Incremental Term Loan, 3 Month USD SOFR + 3.50% 4.00%, 6/2/2028	6,574,621	6,504,766
SRS Distribution, Inc. Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50% 4.00%, 6/2/2028	37,734,404	37,325,741
		131,769,974
STEEL-PRODUCERS — 0.1%
Phoenix Services International LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.75% 4.75%, 3/1/2025	8,907,705	8,632,100
TELECOM SERVICES — 0.9%
SBA Senior Finance II, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 2.21%, 4/11/2025	94,874,619	93,879,859
TELECOMMUNICATION EQUIP — 1.4%
Altice France S.A. Senior Secured 2018 Term Loan B13, 3 Month USD LIBOR + 4.00% 4.51%, 8/14/2026	18,581,134	18,263,768
CCI Buyer, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 4.00% 4.75%, 12/17/2027	62,270,065	61,543,685

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cyxtera DC Holdings, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00% 4.00%, 5/1/2024	$19,000,039	$18,845,663
Delta Topco, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75% 4.50%, 12/1/2027	9,666,511	9,530,165
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50% 4.74%, 11/30/2025	34,539,989	33,309,502
		141,492,783
TELEVISION — 0.1%
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1 Month USD LIBOR + 2.50% 2.73%, 1/2/2026	5,068,343	5,037,731
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Varsity Brands, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50% 4.50%, 12/15/2024	139,182,583	133,803,873
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Foundation Building Materials Holding Co. LLC Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25% 3.75%, 2/3/2028	17,433,523	17,154,586
Pro Mach Group, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 4.00% 4.00%, 8/31/2028	(642,459)	(640,451)
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00% 5.00%, 8/31/2028	14,756,844	14,710,729
		31,224,864
TRANSPORT-AIR FREIGHT — 1.0%
Kestrel Bidco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00% 4.00%, 12/11/2026	109,095,591	105,436,525
Security Description	Principal Amount	Value
TRANSPORT-SERVICES — 0.2%
LaserShip, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.50% 5.25%, 5/7/2028	$23,750,638	$23,671,429
WEB HOSTING/DESIGN — 1.1%
Endure Digital, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50% 4.25%, 2/10/2028	117,469,183	114,385,617
TOTAL SENIOR FLOATING RATE LOANS (Cost $9,606,036,058)		9,429,110,892
U.S. TREASURY OBLIGATIONS — 2.3%
Treasury Bills:
0.01%, 9/29/2022	80,000,000	79,604,560
0.01%, 3/23/2023	80,000,000	78,773,760
U.S. Treasury Bill 0.50%, 6/30/2022	75,000,000	74,907,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $233,285,596)		233,285,470
	Shares
WARRANTS — 0.0% (c)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health Holdings (expiring 12/31/49) (d) (e) (Cost $0)	372	—
TOTAL WARRANTS (Cost $0)		—
	Principal Amount
CORPORATE BONDS & NOTES — 4.3%
AIRLINES — 0.6%
American Airlines, Inc. 11.75%, 7/15/2025 (f)	$52,030,000	60,773,641
AUTO PARTS & EQUIPMENT — 0.2%
GC EOS Buyer, Inc. 9.25%, 8/1/2025 (f)	21,000,000	21,943,950

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 6/1/2029 (f)	$2,817,000	$2,487,467
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (f)	13,235,000	12,961,830
Team Health Holdings, Inc. 6.38%, 2/1/2025 (f)	53,084,000	47,763,391
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (f)	3,400,000	3,417,850
		66,630,538
DIVERSIFIED FINANCIAL SERVICES — 0.1%
NFP Corp. 6.88%, 8/15/2028 (f)	10,484,000	10,010,857
ENTERTAINMENT — 1.1%
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026 (f)	68,513,000	61,471,919
Cinemark USA, Inc.:
5.25%, 7/15/2028 (f)	29,000,000	27,092,670
5.88%, 3/15/2026 (f)	27,974,000	27,164,153
		115,728,742
HEALTH CARE SERVICES — 0.1%
US Acute Care Solutions LLC 6.38%, 3/1/2026 (f)	9,557,000	9,449,484
INTERNET — 0.2%
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (f)	21,000,000	18,101,580
MEDIA — 0.3%
Altice Financing SA 5.75%, 8/15/2029 (f)	12,274,000	11,164,430
Audacy Capital Corp. 6.75%, 3/31/2029 (f)	2,500,000	2,334,600
DISH DBS Corp.:
5.13%, 6/1/2029	9,533,000	8,115,920
7.38%, 7/1/2028	6,500,000	6,167,590
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (f)	4,822,000	4,948,915
		32,731,455
RETAIL — 0.6%
eG Global Finance PLC 6.75%, 2/7/2025 (f)	25,937,000	25,794,865
Security Description	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (f)	$12,161,000	$11,190,187
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (f)	12,692,000	11,473,568
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (f)	10,248,000	10,582,905
		59,041,525
SOFTWARE — 0.2%
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (f)	19,444,000	18,452,550
TELECOMMUNICATIONS — 0.3%
Altice France Holding SA 6.00%, 2/15/2028 (f)	6,598,000	5,690,841
Altice France SA 5.50%, 1/15/2028 (f)	2,500,000	2,313,350
CommScope Technologies LLC 6.00%, 6/15/2025 (f)	7,000,000	6,627,460
CommScope, Inc. 7.13%, 7/1/2028 (f)	12,325,000	11,133,789
		25,765,440
TOTAL CORPORATE BONDS & NOTES (Cost $464,921,366)		438,629,762
	Shares
SHORT-TERM INVESTMENT — 13.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (g) (h) (Cost $1,416,998,176)	1,416,998,176	1,416,998,176
TOTAL INVESTMENTS — 112.2% (Cost $11,721,241,196)		11,518,024,300
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.2)%		(1,254,142,975)
NET ASSETS — 100.0%		$10,263,881,325
(a)	The rate shown represents the rate at March 31, 2022.
(b)	Position is unsettled. Contract rate was not determined at March 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate

At March 31, 2022, the Fund had unfunded loan commitments of $19,242,893, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Hillman Group Inc. (The)	99,556	97,917	(1,639)
VT Topco, Inc.	627,385	619,154	(8,231)
Sovos Compliance LLC	2,603,868	2,603,881	13
Medical Solutions Holdings, Inc.	470,446	467,212	(3,234)
Pro Mach Group, Inc.	1,658,154	1,652,972	(5,182)
AthenaHealth Group, Inc.	12,681,159	12,570,199	(110,960)
Pediatric Associates Holding Company LLC	971,890	961,564	(10,326)
DiversiTech Holdings, Inc.	130,435	128,906	(1,529)
	$19,242,893	$19,101,805	$(141,088)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$438,629,762	$—	$438,629,762
U.S. Treasury Obligations	158,378,320	74,907,150	—	233,285,470
Senior Floating Rate Loans	—	9,416,540,692	—	9,416,540,692
Warrants	—	—	0(a)	0
Short-Term Investment	1,416,998,176	—	—	1,416,998,176
TOTAL INVESTMENTS	$1,575,376,496	$9,930,077,604	$0	$11,505,454,100
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(b)	—	(141,088)	—	(141,088)
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2022.
(b)	Unfunded loan commitments are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,121,627,625	$1,121,627,625	$4,213,312,709	$3,917,942,158	$—	$—	1,416,998,176	$1,416,998,176	$315,944
See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 57.4%
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
1.17%, 2/4/2023	$665,000	$657,392
1.43%, 2/4/2024	1,000,000	967,490
4.51%, 5/1/2023	4,000,000	4,068,360
L3Harris Technologies, Inc. 3 Month USD LIBOR + 0.75%, 1.45%, 3/10/2023 (a)	1,500,000	1,504,740
		7,197,982
AGRICULTURE — 1.1%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.39%, 8/15/2022 (a)	2,000,000	2,002,060
Imperial Brands Finance PLC 3.50%, 2/11/2023 (b)	2,500,000	2,511,950
		4,514,010
AUTO MANUFACTURERS — 3.9%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.37%, 0.74%, 5/10/2023 (a)	1,900,000	1,901,786
Series MTN, 3 Month USD LIBOR + 0.47%, 0.93%, 11/16/2022 (a)	1,200,000	1,201,860
Daimler Trucks Finance North America LLC:
3 Month USD LIBOR + 0.75%, 1.02%, 12/13/2024 (a) (b)	1,500,000	1,487,445
SOFR + 0.60%, 0.87%, 12/14/2023 (a) (b)	1,500,000	1,496,115
Ford Motor Credit Co. LLC 2.30%, 2/10/2025	1,680,000	1,595,546
General Motors Financial Co., Inc. 3 Month USD LIBOR + 1.31%, 2.31%, 6/30/2022 (a)	2,500,000	2,504,675
Hyundai Capital America 0.80%, 1/8/2024 (b)	1,500,000	1,435,995
Nissan Motor Acceptance Co. LLC:
3 Month USD LIBOR + 0.64%, 1.25%, 3/8/2024 (a) (b)	1,000,000	996,760
3 Month USD LIBOR + 0.65%, 0.89%, 7/13/2022 (a) (b)	1,000,000	1,000,050
Toyota Motor Credit Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 1.09%, 9/8/2022 (a)	2,000,000	2,001,640
		15,621,872
Security Description	Principal Amount	Value
BANKS — 18.7%
Bank of America Corp. Series MTN, SOFR + 0.73%, 0.88%, 10/24/2024 (a)	$1,000,000	$997,760
Bank of Montreal SOFR + 0.35%, 0.59%, 12/8/2023 (a)	1,755,000	1,742,575
Barclays Bank PLC 1.70%, 5/12/2022	985,000	985,443
Citigroup, Inc.:
3 Month USD LIBOR + 1.43%, 1.95%, 9/1/2023 (a)	1,250,000	1,253,950
Series _, 3 Month USD LIBOR + 0.96%, 1.22%, 4/25/2022 (a)	1,250,000	1,250,087
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 0.71%, 1/10/2023 (a)	250,000	250,325
Credit Suisse Group AG 3 Month USD LIBOR + 1.20%, 2.00%, 12/14/2023 (a) (b)	1,000,000	1,005,720
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 1.21%, 2/23/2023 (a)	5,000,000	5,007,750
SOFR + 0.50%, 0.62%, 10/21/2024 (a)	1,500,000	1,474,170
SOFR + 0.58%, 0.82%, 3/8/2024 (a)	2,000,000	1,973,200
GSK Consumer Healthcare Capital US LLC 1.18%, 3/24/2024	750,000	751,177
HSBC Holdings PLC:
1.67%, 3/10/2026	3,000,000	3,007,170
4.25%, 3/14/2024	2,500,000	2,537,400
Series ., SOFR + 0.60%, 0.78%, 11/22/2024 (a)	1,250,000	1,238,612
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 0.99%, 4/23/2024 (a)	1,000,000	1,002,320
3 Month USD LIBOR + 1.23%, 1.49%, 10/24/2023 (a)	1,500,000	1,506,720
Lloyds Banking Group PLC 1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	1,295,000	1,291,957
Macquarie Group, Ltd. SOFR + 0.71%, 0.83%, 10/14/2025 (a) (b)	2,000,000	1,992,980
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.79%, 1.05%, 7/25/2022 (a)	3,000,000	3,004,470

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 0.88%, 1.63%, 9/11/2022 (a)	$3,000,000	$3,008,070
Morgan Stanley:
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.56%, 5/8/2024 (a)	1,682,000	1,693,404
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (a)	1,500,000	1,440,090
Series MTN, 3 Month USD LIBOR + 1.40%, 1.66%, 10/24/2023 (a)	2,000,000	2,010,300
National Australia Bank, Ltd. 1.39%, 1/12/2025 (b)	2,500,000	2,392,150
NatWest Markets PLC SOFR + 0.53%, 0.72%, 8/12/2024 (a) (b)	2,125,000	2,115,799
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.60%, 1/17/2023 (a)	3,000,000	3,002,160
Series GMTN, SOFR + 0.40%, 0.57%, 8/5/2022 (a)	3,000,000	3,001,650
Series GMTN, SOFR + 0.53%, 0.65%, 1/20/2026 (a)	500,000	493,780
Standard Chartered PLC SOFR + 1.25%, 1.37%, 10/14/2023 (a) (b)	2,000,000	2,007,180
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.98%, 10/18/2022 (a)	2,400,000	2,404,680
3 Month USD LIBOR + 0.80%, 1.04%, 10/16/2023 (a)	1,000,000	1,003,360
3 Month USD LIBOR + 0.86%, 1.11%, 7/19/2023 (a)	3,500,000	3,516,100
Sumitomo Mitsui Trust Bank, Ltd.:
0.80%, 9/16/2024 (b)	2,500,000	2,359,750
SOFR + 0.44%, 0.70%, 9/16/2024 (a) (b)	1,500,000	1,492,680
Toronto-Dominion Bank:
1.15%, 3/8/2024	2,000,000	2,008,740
Series MTN, SOFR + 0.35%, 0.60%, 9/10/2024 (a)	1,515,000	1,500,320
Truist Bank SOFR + 0.20%, 0.32%, 1/17/2024 (a)	2,000,000	1,992,340
UBS Group AG 3 Month USD LIBOR + 0.95%, 1.46%, 8/15/2023 (a) (b)	2,000,000	2,003,700
Security Description	Principal Amount	Value
Wells Fargo & Co. 3 Month USD LIBOR + 1.23%, 1.53%, 10/31/2023 (a)	$1,500,000	$1,506,885
Westpac Banking Corp. 3 Month USD LIBOR + 0.39%, 0.63%, 1/13/2023 (a)	2,000,000	2,001,220
		75,228,144
CHEMICALS — 0.4%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 1.62%, 11/15/2023 (a)	1,460,000	1,473,724
COMPUTERS — 0.4%
Leidos, Inc. 2.95%, 5/15/2023	1,435,000	1,438,573
DIVERSIFIED FINANCIAL SERVICES — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
SOFR + 0.68%, 0.95%, 9/29/2023 (a)	1,000,000	990,110
Series 3NC1, 1.75%, 10/29/2024	1,000,000	943,270
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (b)	3,000,000	3,064,050
Magallanes, Inc. 3.53%, 3/15/2024	2,500,000	2,499,150
		7,496,580
ELECTRIC — 6.3%
Alliant Energy Finance LLC 3.75%, 6/15/2023 (b)	1,000,000	1,010,960
American Electric Power Co., Inc. 2.03%, 3/15/2024	1,135,000	1,115,319
Black Hills Corp. 1.04%, 8/23/2024	1,000,000	954,770
CenterPoint Energy, Inc. SOFR + 0.65%, 0.84%, 5/13/2024 (a)	1,500,000	1,487,790
Duke Energy Corp. SOFR + 0.25%, 0.50%, 6/10/2023 (a)	2,000,000	1,992,900
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 0.45%, 10/18/2024 (a)	2,500,000	2,483,500
NextEra Energy Capital Holdings, Inc.:
1.31%, 3/21/2024	3,500,000	3,501,715
SOFR + 0.40%, 0.56%, 11/3/2023 (a)	1,500,000	1,494,030
SOFR + 0.54%, 0.76%, 3/1/2023 (a)	1,500,000	1,497,735

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	$1,745,000	$1,714,009
1.75%, 6/16/2022	770,000	769,045
3 Month USD LIBOR + 1.48%, 2.36%, 6/16/2022 (a)	1,500,000	1,498,905
Pacific Gas and Electric Co. SOFR + 1.15%, 1.34%, 11/14/2022 (a)	1,850,000	1,846,652
Southern California Edison Co. Series J, 0.70%, 8/1/2023	3,850,000	3,752,133
		25,119,463
ENTERTAINMENT — 0.6%
Magallanes, Inc. 2.03%, 3/15/2024	2,500,000	2,522,125
GAS — 2.1%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 1.02%, 3/9/2023 (a)	3,125,000	3,120,906
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 1.00%, 3/2/2023 (a)	3,450,000	3,447,620
ONE Gas, Inc. 3 Month USD LIBOR + 0.61%, 1.36%, 3/11/2023 (a)	2,000,000	2,001,080
		8,569,606
HEALTH CARE PRODUCTS — 1.9%
PerkinElmer, Inc. 0.85%, 9/15/2024	1,000,000	949,240
Thermo Fisher Scientific, Inc.:
SOFR + 0.35%, 0.47%, 4/18/2023 (a)	3,000,000	2,996,460
SOFR + 0.40%, 0.51%, 10/18/2023 (a)	2,500,000	2,488,900
SOFR + 0.53%, 0.65%, 10/18/2024 (a)	1,135,000	1,132,889
		7,567,489
HEALTH CARE SERVICES — 0.5%
Centene Corp. 4.25%, 12/15/2027	2,000,000	2,007,700
INSURANCE — 3.0%
Allstate Corp. 3 Month USD LIBOR + 0.63%, 1.61%, 3/29/2023 (a)	1,500,000	1,502,430
Athene Global Funding SOFR + 0.70%, 0.91%, 5/24/2024 (a) (b)	2,000,000	1,974,640
Jackson National Life Global Funding SOFR + 0.60%, 0.70%, 1/6/2023 (a) (b)	2,398,000	2,400,494
MET Tower Global Funding SOFR + 0.55%, 0.67%, 1/17/2023 (a) (b)	1,500,000	1,500,075
Security Description	Principal Amount	Value
Metropolitan Life Global Funding I SOFR + 0.57%, 0.68%, 1/13/2023 (a) (b)	$3,000,000	$3,000,480
Pricoa Global Funding I 2.40%, 9/23/2024 (b)	1,500,000	1,478,580
		11,856,699
INVESTMENT COMPANY SECURITY — 0.2%
Blackstone Private Credit Fund 2.35%, 11/22/2024 (b)	1,000,000	947,840
LEISURE TIME — 0.5%
Brunswick Corp. 0.85%, 8/18/2024	2,000,000	1,891,000
LODGING — 0.6%
Hyatt Hotels Corp. 1.30%, 10/1/2023	2,530,000	2,466,168
MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp. Series MTN, 3 Month USD LIBOR + 0.59%, 1.17%, 6/6/2022 (a)	2,872,000	2,873,321
MACHINERY-DIVERSIFIED — 1.2%
John Deere Capital Corp.:
Series MTN, 3 Month USD LIBOR + 0.48%, 1.09%, 9/8/2022 (a)	1,395,000	1,396,214
Series MTN, SOFR + 0.20%, 0.30%, 10/11/2024 (a)	2,500,000	2,489,825
Rockwell Automation, Inc. 0.35%, 8/15/2023	1,000,000	973,020
		4,859,059
MISCELLANEOUS MANUFACTURER — 0.4%
Carlisle Cos., Inc. 0.55%, 9/1/2023	575,000	558,221
Siemens Financieringsmaatschappij NV SOFR + 0.43%, 0.68%, 3/11/2024 (a) (b)	1,000,000	999,020
		1,557,241
OIL & GAS — 2.8%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 1.58%, 9/19/2022 (a)	1,750,000	1,749,807
BP Capital Markets PLC 3.99%, 9/26/2023	2,268,000	2,312,793
Chevron Corp. 1.14%, 5/11/2023	285,000	282,045
Chevron USA, Inc. 3.90%, 11/15/2024	2,500,000	2,576,725

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.41%, 5/15/2022 (a)	$2,100,000	$2,097,585
Continental Resources, Inc. 2.27%, 11/15/2026 (b)	1,250,000	1,169,638
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.79%, 11/13/2023 (a)	1,000,000	1,002,300
		11,190,893
PACKAGING & CONTAINERS — 0.9%
Berry Global, Inc. 0.95%, 2/15/2024	1,000,000	955,390
Graphic Packaging International LLC 0.82%, 4/15/2024 (b)	1,000,000	951,080
Sonoco Products Co. 1.80%, 2/1/2025	1,970,000	1,890,235
		3,796,705
PHARMACEUTICALS — 2.9%
AbbVie, Inc. 3 Month USD LIBOR + 0.65%, 1.13%, 11/21/2022 (a)	1,415,000	1,417,278
Astrazeneca Finance LLC 0.70%, 5/28/2024	3,000,000	2,877,600
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 1.32%, 6/10/2022 (a)	690,000	690,145
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 1.84%, 12/15/2023 (a) (b)	1,500,000	1,511,115
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	1,640,000	1,594,802
3 Month USD LIBOR + 0.38%, 0.84%, 5/16/2022 (a)	2,000,000	2,000,280
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.13%, 7/15/2023 (a)	1,500,000	1,510,365
		11,601,585
PIPELINES — 1.5%
Enbridge, Inc. 0.55%, 10/4/2023	1,000,000	969,140
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (b)	2,145,000	2,099,998
TransCanada PipeLines, Ltd. 1.00%, 10/12/2024	3,035,000	2,885,739
		5,954,877
RETAIL — 0.6%
7-Eleven, Inc. 0.80%, 2/10/2024 (b)	2,000,000	1,921,380
Security Description	Principal Amount	Value
Genuine Parts Co. 1.75%, 2/1/2025	$660,000	$631,052
		2,552,432
TELECOMMUNICATIONS — 2.0%
AT&T, Inc.:
0.90%, 3/25/2024	1,500,000	1,453,710
1.70%, 3/25/2026	1,000,000	948,680
SOFR + 0.64%, 0.91%, 3/25/2024 (a)	1,500,000	1,500,450
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.61%, 5/15/2025 (a)	1,500,000	1,519,320
SOFR + 0.50%, 0.77%, 3/22/2024 (a)	2,500,000	2,495,800
		7,917,960
TRANSPORTATION — 0.5%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	1,895,000	1,820,356
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 1.42%, 4/1/2023 (a)	200,000	200,354
		2,020,710
TOTAL CORPORATE BONDS & NOTES (Cost $233,095,889)		230,243,758
ASSET-BACKED SECURITIES — 4.5%
AUTOMOBILE — 0.2%
Enterprise Fleet Financing LLC Series 2019-3, Class A2, 2.06%, 5/20/2025 (b)	657,318	657,569
CREDIT CARD — 4.3%
American Express Credit Account Master Trust Series 2017-5, Class A, 1 Month USD LIBOR + 0.38%, 0.78%, 2/18/2025 (a)	1,000,000	1,000,627
Discover Card Execution Note Trust Series 2017-A7, Class A7, 1 Month USD LIBOR + 0.36%, 0.76%, 4/15/2025 (a)	1,500,000	1,501,351
Golden Credit Card Trust Series 2017-4A, Class A, 1 Month USD LIBOR + 0.52%, 0.92%, 7/15/2024 (a) (b)	7,800,000	7,803,657

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Master Credit Card Trust II Series 2018-1A, Class A, 1 Month USD LIBOR + 0.49%, 0.94%, 7/21/2024 (a) (b)	$7,000,000	$7,009,100
		17,314,735
TOTAL ASSET-BACKED SECURITIES (Cost $18,051,586)		17,972,304
U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Bill:
Zero Coupon, 5/3/2022 (c)	25,000,000	24,997,056
0.16%, 4/19/2022	60,000,000	59,995,837
U.S. Treasury Notes 0.25%, 9/30/2023	29,573,200	28,754,161
TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,462,435)		113,747,054
MORTGAGE-BACKED SECURITIES — 2.9%
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 1.65%, 7/15/2035 (a) (b)	2,870,000	2,839,786
BX Commercial Mortgage Trust:
Series 2018-BIOA, Class A, 1 Month USD LIBOR + 0.67%, 1.07%, 3/15/2037 (a) (b)	3,009,941	2,981,232
Series 2019-XL, Class A, 1 Month USD LIBOR + 0.92%, 1.32%, 10/15/2036 (a) (b)	1,585,051	1,577,242
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.38%, 5/15/2036 (a) (b)	4,350,000	4,319,459
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,808,652)		11,717,719
COMMERCIAL MORTGAGE BACKED SECURITIES — 6.0%
BX 2021-LBA3 Mortgage Trust:
Series 2021-PAC, Class A, 1 Month USD LIBOR + 0.70%, 1.09%, 10/15/2036 (a) (b)	2,750,000	2,690,078
Series 2021-PAC, Class B, 1 Month USD LIBOR + 0.90%, 1.30%, 10/15/2036 (a) (b)	2,500,000	2,413,800
Security Description	Principal Amount	Value
BX Commercial Mortgage Trust 2021-VINO Series 2021-VINO, Class A, 1 Month USD LIBOR + 0.65%, 1.05%, 5/15/2038 (a) (b)	$4,365,000	$4,256,895
BX Commercial Mortgage Trust 2021-VOLT Series 2021-VOLT, Class A, 1 Month USD LIBOR + 0.70%, 1.10%, 9/15/2036 (a) (b)	7,000,000	6,818,891
BX Trust Series 2021-LBA, Class AJV, 1 Month USD LIBOR + 0.80%, 1.20%, 2/15/2036 (a) (b)	3,000,000	2,936,043
Cold Storage Trust Series 2020-ICE5, Class B, 1 Month USD LIBOR + 1.30%, 1.70%, 11/15/2037 (a) (b)	4,914,953	4,842,528
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $24,466,822)		23,958,235
	Shares
SHORT-TERM INVESTMENT — 11.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d) (e) (Cost $45,033,893)	45,033,893	45,033,893
TOTAL INVESTMENTS — 110.3% (Cost $446,919,277)		442,672,963
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(41,300,932)
NET ASSETS — 100.0%		$401,372,031
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.8% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures (long)	(262)	06/30/2022	$(56,198,679)	$(55,523,531)	$675,148

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$230,243,758	$—	$230,243,758
Asset-Backed Securities	—	17,972,304	—	17,972,304
U.S. Treasury Obligations	—	113,747,054	—	113,747,054
Mortgage-Backed Securities	—	11,717,719	—	11,717,719
Commercial Mortgage Backed Securities	—	23,958,235	—	23,958,235
Short-Term Investment	45,033,893	—	—	45,033,893
TOTAL INVESTMENTS	$45,033,893	$397,639,070	$—	$442,672,963
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	675,148	—	—	675,148
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	62,702,468	$62,702,468	$411,605,599	$429,274,174	$—	$—	45,033,893	$45,033,893	$16,320
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.2%
ARGENTINA — 0.1%
AES Argentina Generacion SA Series REGS, 7.75%, 2/2/2024	$500,000	$419,735
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.64%, 11/4/2026 (a) (b)	300,000	247,662
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.64%, 11/4/2026 (b)	1,000,000	825,540
Pampa Energia SA:
Series REGS, 7.50%, 1/24/2027	250,000	217,380
Series REGS, 9.13%, 4/15/2029	150,000	133,127
		1,843,444
AUSTRALIA — 0.2%
Glencore Funding LLC:
1.63%, 4/27/2026 (a)	1,215,000	1,123,377
3.38%, 9/23/2051 (a)	865,000	726,634
Macquarie Group, Ltd. SOFR + 1.53%, 2.87%, 1/14/2033 (a) (b)	2,100,000	1,862,931
Westpac Banking Corp. 5 year CMT + 1.53%, 3.02%, 11/18/2036 (b)	1,945,000	1,723,873
		5,436,815
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,515,000	1,839,771
BERMUDA — 0.1%
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,850,000	1,703,480
BRAZIL — 0.1%
Itau Unibanco Holding SA Series REGS, 5 Year CMT + 3.98%, 6.13%, 12/12/2022 (b)	200,000	199,462
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031	200,000	184,040
Movida Europe SA 5.25%, 2/8/2031	200,000	179,400
Petrobras Global Finance B.V.:
5.50%, 6/10/2051	1,300,000	1,118,000
6.75%, 6/3/2050	1,000,000	973,390
Security Description	Principal Amount	Value
Simpar Europe SA 5.20%, 1/26/2031	$200,000	$179,500
		2,833,792
CANADA — 0.3%
Bank of Montreal 5 year CMT + 1.40%, 3.09%, 1/10/2037 (b)	1,685,000	1,535,911
Bombardier, Inc. 7.88%, 4/15/2027 (a)	365,000	357,470
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	589,115
6.00%, 6/1/2029 (a)	480,000	431,736
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	585,000	538,007
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	225,000	222,530
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	975,000	899,125
7.00%, 12/31/2027 (a)	525,000	422,567
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	395,000	370,921
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	95,000	96,309
7.13%, 2/1/2027 (a)	460,000	481,891
Parkland Corp.:
4.50%, 10/1/2029 (a)	435,000	403,349
4.63%, 5/1/2030 (a)	300,000	278,850
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	325,000	294,483
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	615,000	577,036
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	255,000	186,196
6.50%, 10/15/2027 (a)	260,000	127,520
Tervita Corp. 11.00%, 12/1/2025 (a)	237,000	268,590
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	320,000	318,246
		8,399,852
CAYMAN ISLANDS — 0.0% (c)
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	563,752	512,597
CHILE — 0.2%
CAP SA 3.90%, 4/27/2031 (a)	1,350,000	1,219,361

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (a)	$500,000	$377,100
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	633,920	609,495
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	1,900,000	639,217
Mercury Chile Holdco LLC 6.50%, 1/24/2027 (a)	800,000	765,888
Telefonica Moviles Chile SA 3.54%, 11/18/2031 (a)	150,000	139,914
		3,750,975
CHINA — 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026 (a)	1,320,000	1,325,623
COLOMBIA — 0.3%
AI Candelaria Spain SLU 5.75%, 6/15/2033 (a)	900,000	772,677
Banco Davivienda SA VRN, 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	552,690
Ecopetrol SA:
4.63%, 11/2/2031	400,000	362,040
5.88%, 5/28/2045	200,000	175,054
5.88%, 11/2/2051	2,050,000	1,746,764
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	1,400,000	1,245,412
Series REGS, 4.38%, 2/15/2031	1,000,000	861,460
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	1,800,000	1,667,790
Grupo Aval, Ltd. 4.38%, 2/4/2030 (a)	300,000	260,022
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	179,465
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	500,000	471,155
		8,294,529
FRANCE — 0.1%
Altice France SA:
5.13%, 7/15/2029 (a)	680,000	609,178
5.50%, 10/15/2029 (a)	460,000	413,186
Security Description	Principal Amount	Value
TotalEnergies Capital International SA 3.39%, 6/29/2060	$1,350,000	$1,248,912
		2,271,276
GERMANY — 0.0% (c)
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	700,000	694,687
HONG KONG — 0.0% (c)
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	305,812
INDIA — 0.3%
Adani International Container Terminal Pvt, Ltd. Series REGS, 3.00%, 2/16/2031	768,000	685,778
Adani Ports & Special Economic Zone, Ltd.:
4.00%, 7/30/2027	600,000	582,587
Series REGS, 4.38%, 7/3/2029	400,000	384,856
JSW Hydro Energy, Ltd. 4.13%, 5/18/2031 (a)	386,000	362,141
Reliance Industries, Ltd. 2.88%, 1/12/2032	800,000	735,000
UPL Corp., Ltd. 4.50%, 3/8/2028	1,300,000	1,233,163
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,213,870
Vedanta Resources, Ltd. Series REGS, 6.13%, 8/9/2024	1,400,000	1,210,776
		6,408,171
INDONESIA — 0.1%
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	1,200,000	1,138,368
Series REGS, 5.63%, 8/10/2037	2,200,000	2,003,122
		3,141,490
IRELAND — 0.1%
Avolon Holdings Funding, Ltd.:
2.13%, 2/21/2026 (a)	1,225,000	1,114,885
3.25%, 2/15/2027 (a)	685,000	644,735
		1,759,620
JAMAICA — 0.0% (c)
Digicel Group Holdings, Ltd.:
PIK, 7.00%, 12/31/2099 (a)	580,750	461,696
PIK, 8.00%, 4/1/2025 (a)	847,846	753,142
		1,214,838

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
KUWAIT — 0.0% (c)
Equate Petrochemical B.V. Series REGS, 2.63%, 4/28/2028	$900,000	$833,625
LUXEMBOURG — 0.0% (c)
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	215,446
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	370,879
ARD Finance SA PIK, 6.50%, 6/30/2027 (a)	200,000	182,720
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	430,000	429,286
		1,198,331
MEXICO — 0.2%
Banco Mercantil del Norte SA 10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,400,000	1,377,460
Credito Real SAB de CV Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	500,000	17,630
Grupo Idesa SA de CV PIK, 10.13%, 5/22/2026 (a)	1,550,908	999,948
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)	982,000	640,362
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	2,700,000	956,016
		3,991,416
PANAMA — 0.0% (c)
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	300,000	265,284
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	250,000	248,090
UEP Penonome II SA:
6.50%, 10/1/2038 (a)	336,671	339,304
Series REGS, 6.50%, 10/1/2038	384,767	387,776
		1,240,454
PERU — 0.1%
Banco de Credito del Peru S.A. VRN, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (a) (b)	400,000	375,600
Banco Internacional del Peru SAA Interbank Series REGS, VRN, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	850,000	815,617
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	314,706	307,235
Security Description	Principal Amount	Value
Petroleos del Peru SA 4.75%, 6/19/2032	$700,000	$626,619
		2,125,071
QATAR — 0.1%
Qatar Energy 2.25%, 7/12/2031	2,400,000	2,208,336
SINGAPORE — 0.2%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	264,163	224,834
DBS Group Holdings, Ltd. Series GMTN, VRN, 5 year CMT + 1.10%, 1.82%, 3/10/2031 (b)	400,000	373,220
Oversea-Chinese Banking Corp., Ltd. Series REGS, VRN, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (b)	900,000	847,305
PSA Treasury Pte, Ltd. 2.25%, 4/30/2030	300,000	281,748
SingTel Group Treasury Pte, Ltd. 1.88%, 6/10/2030	200,000	181,239
Temasek Financial I Ltd.:
1.00%, 10/6/2030 (a)	2,900,000	2,488,925
Series REGS, 1.00%, 10/6/2030	250,000	214,563
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	400,000	396,984
		5,008,818
SOUTH KOREA — 0.2%
Korea East-West Power Co., Ltd. Series REGS, 1.75%, 5/6/2025	1,200,000	1,151,952
KT Corp.:
1.38%, 1/21/2027	700,000	643,692
Series REGS, 2.50%, 7/18/2026	1,000,000	974,550
LG Chem, Ltd. 2.38%, 7/7/2031 (a)	250,000	224,902
NongHyup Bank 1.25%, 7/20/2025 (a)	500,000	470,400
Shinhan Financial Group Co., Ltd. VRN, 5 year CMT + 2.06%, 2.88%, 5/12/2026 (a) (b)	900,000	821,997
		4,287,493
SPAIN — 0.0% (c)
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	1,040,000	985,951
THAILAND — 0.1%
Bangkok Bank PCL VRN, 5 Year CMT + 4.72%, 5.00%, 12/31/2099 (b)	900,000	879,435

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Kasikornbank PCL Series EMTN, VRN, 5 year CMT + 4.94%, 5.28%, 10/14/2025 (b)	$700,000	$694,750
		1,574,185
UNITED ARAB EMIRATES — 0.1%
Galaxy Pipeline Assets Bidco, Ltd.:
2.16%, 3/31/2034 (a)	480,450	442,946
2.94%, 9/30/2040	196,522	177,199
Series REGS, 2.63%, 3/31/2036	1,100,000	986,023
		1,606,168
UNITED KINGDOM — 0.1%
BAT Capital Corp. 2.73%, 3/25/2031	1,885,000	1,663,060
eG Global Finance PLC 8.50%, 10/30/2025 (a)	615,000	629,471
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	605,000	571,840
		2,864,371
UNITED STATES — 11.0%
AbbVie, Inc. 3.85%, 6/15/2024	1,860,000	1,896,419
Academy, Ltd. 6.00%, 11/15/2027 (a)	385,000	394,221
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	445,000	404,501
6.00%, 8/1/2029 (a)	365,000	337,844
Acuris Finance Us, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	675,000	620,581
AdaptHealth LLC 5.13%, 3/1/2030 (a)	765,000	710,608
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	370,000	370,137
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,530,000	1,363,291
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	305,000	317,377
Air Lease Corp. 3.25%, 3/1/2025	1,770,000	1,744,813
Air Methods Corp. 8.00%, 5/15/2025 (a)	173,000	149,631
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	2,545,000	2,150,703
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	390,000	385,620
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	$425,000	$375,284
6.63%, 7/15/2026 (a)	355,000	359,462
9.75%, 7/15/2027 (a)	455,000	470,247
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	365,000	354,919
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%, 4/20/2029 (a)	730,000	727,503
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	305,000	285,947
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	580,000	554,057
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	300,000	305,856
Antero Resources Corp. 5.38%, 3/1/2030 (a)	330,000	337,022
Anthem, Inc. 3.30%, 1/15/2023	1,757,000	1,773,920
APi Escrow Corp. 4.75%, 10/15/2029 (a)	475,000	441,740
Arconic Corp. 6.13%, 2/15/2028 (a)	860,000	863,844
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	300,000	278,637
Ares Capital Corp. 2.88%, 6/15/2027	1,960,000	1,787,677
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,852,000	1,869,761
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	415,000	361,772
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	590,000	548,228
7.50%, 9/30/2029 (a)	50,000	44,509
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	60,000	55,229
7.00%, 8/15/2025 (a)	952,000	951,134
At Home Group, Inc.:
4.88%, 7/15/2028 (a)	115,000	102,956
7.13%, 7/15/2029 (a)	245,000	212,133
AT&T, Inc.:
2.25%, 2/1/2032	1,965,000	1,741,481
2.75%, 6/1/2031	475,000	444,937
3.30%, 2/1/2052	950,000	811,813
Athene Holding, Ltd. 3.95%, 5/25/2051	1,910,000	1,749,675

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Avaya, Inc. 6.13%, 9/15/2028 (a)	$605,000	$595,768
Bank of America Corp. 5 year CMT + 1.20%, 2.48%, 9/21/2036 (b)	3,030,000	2,609,284
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	420,000	402,226
6.13%, 2/1/2027 (a)	185,000	186,365
6.25%, 2/15/2029 (a)	100,000	82,614
7.00%, 1/15/2028 (a)	535,000	479,371
Beacon Roofing Supply, Inc. 4.13%, 5/15/2029 (a)	170,000	157,250
Berry Global, Inc. 0.95%, 2/15/2024	1,860,000	1,777,025
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	2,390,000	2,079,085
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	235,000	246,174
Boeing Co. 2.95%, 2/1/2030	1,950,000	1,807,143
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	36,263
BP Capital Markets America, Inc. 3.00%, 3/17/2052	2,155,000	1,852,416
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	665,000	637,349
Brighthouse Financial, Inc. 3.85%, 12/22/2051	1,260,000	1,050,979
Broadcom, Inc. 3.42%, 4/15/2033 (a)	1,929,000	1,800,162
Brown & Brown, Inc. 2.38%, 3/15/2031	1,440,000	1,267,848
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	400,000	372,488
5.00%, 3/1/2030 (a)	400,000	393,892
Bunge, Ltd. Finance Corp. 2.75%, 5/14/2031	1,110,000	1,019,235
Caesars Entertainment, Inc. 4.63%, 10/15/2029 (a)	465,000	436,119
Calpine Corp.:
4.50%, 2/15/2028 (a)	265,000	258,587
4.63%, 2/1/2029 (a)	205,000	189,693
5.13%, 3/15/2028 (a)	165,000	157,405
Camelot Finance SA 4.50%, 11/1/2026 (a)	125,000	122,074
Carnival Corp. 5.75%, 3/1/2027 (a)	855,000	814,960
Carrier Global Corp. 3.58%, 4/5/2050	970,000	887,531
Carvana Co. 5.63%, 10/1/2025 (a)	165,000	155,572
Security Description	Principal Amount	Value
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	$585,000	$580,583
Castlelake Aviation Limited 3.25%, 10/22/2026 (b)	345,000	336,806
Catalent Pharma Solutions, Inc. 3.50%, 4/1/2030 (a)	360,000	330,703
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	380,000	329,513
4.50%, 8/15/2030 (a)	370,000	347,419
4.75%, 3/1/2030 (a)	755,000	725,706
4.75%, 2/1/2032 (a)	375,000	349,470
Cedar Fair L.P. 5.25%, 7/15/2029	430,000	419,818
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	495,000	493,545
Centene Corp.:
2.50%, 3/1/2031	1,920,000	1,700,141
3.00%, 10/15/2030	210,000	193,477
Century Communities, Inc. 6.75%, 6/1/2027	360,000	373,817
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/2032	2,525,000	2,157,562
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	415,000	428,753
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	410,000	387,450
6.00%, 1/15/2029 (a)	455,000	460,237
6.88%, 4/15/2029 (a)	540,000	528,655
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,480,000	3,483,202
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	396,000	408,506
8.50%, 5/15/2027 (a)	225,000	233,478
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	590,000	556,541
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	145,000	145,471
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	480,000	479,045
7.75%, 4/15/2028 (a)	80,000	80,408
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	375,000	376,871
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (a)	775,000	726,245
CNX Resources Corp. 6.00%, 1/15/2029 (a)	375,000	379,612

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Comcast Corp. 2.94%, 11/1/2056 (a)	$2,206,000	$1,839,760
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	230,000	199,999
CommScope, Inc. 4.75%, 9/1/2029 (a)	470,000	433,664
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	405,000	348,397
Constellation Brands, Inc.:
2.88%, 5/1/2030	700,000	657,300
3.15%, 8/1/2029	1,100,000	1,062,039
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	170,000	159,598
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	710,000	664,354
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	375,000	348,281
Coty, Inc.:
5.00%, 4/15/2026 (a)	410,000	399,344
6.50%, 4/15/2026 (a)	245,000	245,152
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,015,000	1,000,861
Crown Castle International Corp. 4.30%, 2/15/2029	1,680,000	1,731,526
CSC Holdings LLC 5.75%, 1/15/2030 (a)	810,000	721,467
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	660,000	646,800
CSX Corp. 3.35%, 9/15/2049	1,930,000	1,800,072
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	380,000	381,444
CVS Health Corp. 2.70%, 8/21/2040	1,580,000	1,341,546
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	172,935	171,705
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	325,000	328,315
Dana, Inc.:
4.25%, 9/1/2030	95,000	86,876
5.38%, 11/15/2027	125,000	124,295
5.63%, 6/15/2028	300,000	303,180
DaVita, Inc. 4.63%, 6/1/2030 (a)	320,000	299,075
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	455,000	457,075
Diamond BC B.V. 4.63%, 10/1/2029 (a)	325,000	290,865
Security Description	Principal Amount	Value
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	$385,000	$147,528
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032	1,070,000	980,666
4.10%, 1/15/2052	410,000	349,804
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	485,000	478,123
Discover Financial Services 4.10%, 2/9/2027	1,720,000	1,756,963
DISH DBS Corp.:
5.13%, 6/1/2029	345,000	293,716
5.75%, 12/1/2028 (a)	405,000	384,495
5.88%, 11/15/2024	380,000	379,681
Dollar General Corp. 3.50%, 4/3/2030	1,860,000	1,853,025
Dollar Tree, Inc. 4.00%, 5/15/2025	1,798,000	1,841,709
Duke Energy Carolinas LLC 3.55%, 3/15/2052	545,000	539,381
Duke Energy Corp. 2.65%, 9/1/2026	2,690,000	2,622,615
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	1,005,000	949,725
Dun & Bradstreet Corporation Senior Secured 2022 Incremental Term Loan B2, SOFRRATE, 3.56%, 1/18/2029 (b)	70,000	69,475
Embarq Corp. 8.00%, 6/1/2036	285,000	274,663
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	420,000	376,719
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	181,324
4.63%, 4/1/2031	455,000	426,822
4.75%, 2/1/2030	60,000	57,734
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	475,000	433,295
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	270,000	232,735
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	425,000	420,754
Energy Transfer L.P.:
4.75%, 1/15/2026	900,000	934,569
5.00%, 5/15/2044	935,000	913,579
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,655,000	1,685,982
EQM Midstream Partners L.P.:
4.75%, 1/15/2031 (a)	395,000	370,364
6.50%, 7/1/2027 (a)	135,000	140,940

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Essential Utilities, Inc. 3.35%, 4/15/2050	$1,990,000	$1,781,985
EverArc Escrow S.A.R.L. 5.00%, 10/30/2029 (a)	740,000	675,694
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	580,000	549,556
Exelon Corp. 4.10%, 3/15/2052 (a)	255,000	259,608
Expedia Group, Inc.:
3.80%, 2/15/2028	2,355,000	2,343,720
5.00%, 2/15/2026	1,340,000	1,400,689
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	191,642
Exxon Mobil Corp. 2.99%, 3/19/2025	1,325,000	1,332,195
FedEx Corp. 4.75%, 11/15/2045	850,000	905,802
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	330,000	311,411
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	640,000	588,909
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	340,000	316,615
Ford Motor Co. 3.25%, 2/12/2032	1,275,000	1,138,588
Ford Motor Credit Co. LLC:
3.63%, 6/17/2031	545,000	492,478
4.95%, 5/28/2027	400,000	406,676
3 Month USD LIBOR + 1.235%, 1.74%, 2/15/2023 (b)	3,295,000	3,283,435
Series GMTN, 4.39%, 1/8/2026	600,000	598,056
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	500,000	455,150
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	100,000	100,625
5.45%, 3/15/2043	825,000	925,699
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	250,000	240,588
5.88%, 10/15/2027 (a)	125,000	124,276
6.00%, 1/15/2030 (a)	435,000	403,010
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	685,000	700,693
Gap, Inc. 3.88%, 10/1/2031 (a)	405,000	353,512
General Motors Financial Co., Inc.:
2.40%, 10/15/2028	1,020,000	917,011
Security Description	Principal Amount	Value
3.10%, 1/12/2032	$1,010,000	$908,838
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,878,000	1,898,358
Glatfelter Corp. 4.75%, 11/15/2029 (a)	425,000	362,219
Goldman Sachs Group, Inc. Series ., 3 Month USD LIBOR + 1.17%, 1.68%, 5/15/2026 (b)	3,320,000	3,334,077
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031 (a)	535,000	495,672
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	195,000	181,721
Griffon Corp. 5.75%, 3/1/2028	960,000	922,627
Guardian Life Global Funding 1.25%, 5/13/2026 (a)	1,850,000	1,713,507
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	375,000	390,862
Halliburton Co. 2.92%, 3/1/2030	972,000	940,906
HCA, Inc.:
4.13%, 6/15/2029	910,000	926,735
5.13%, 6/15/2039	830,000	896,632
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	640,000	590,016
Hertz Corp. 5.00%, 12/1/2029 (a)	345,000	313,819
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	750,000	707,677
5.13%, 6/15/2028 (a)	365,000	365,102
5.63%, 2/15/2026 (a)	455,000	466,516
Hexion, Inc. 7.88%, 7/15/2027 (a)	300,000	317,562
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	450,000	432,432
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	309,998
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	170,000	170,070
6.25%, 11/1/2028 (a)	540,000	546,496
IAA, Inc. 5.50%, 6/15/2027 (a)	570,000	572,782
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	385,000	378,159
6.25%, 5/15/2026	715,000	733,740
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	300,000	296,877
8.38%, 5/1/2027	75,000	77,532

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
II-VI, Inc. 5.00%, 12/15/2029 (a)	$605,000	$594,043
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	510,000	516,304
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	423,011
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	1,985,000	1,737,113
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	185,000	176,214
REIT, 4.50%, 2/15/2031 (a)	260,000	239,860
iStar, Inc. 4.75%, 10/1/2024	305,000	307,721
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	610,000	591,163
JPMorgan Chase & Co.:
SOFR + 1.25%, 2.58%, 4/22/2032 (b)	1,890,000	1,733,243
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	1,835,000	1,731,800
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	480,000	485,995
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	320,000	299,645
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	60,000	53,193
6.50%, 11/1/2025 (a)	230,000	217,440
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	425,000	396,835
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	340,000	327,519
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	300,000	275,457
4.63%, 9/15/2027 (a)	460,000	433,950
LFS Topco LLC 5.88%, 10/15/2026 (a)	395,000	371,900
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	285,000	269,607
Ligado Networks LLC PIK, 15.50%, 11/1/2023 (a)	350,187	265,767
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	450,000	433,723
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	185,000	196,905
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	175,000	163,767
LOWE S Cos., Inc. 4.25%, 4/1/2052	1,700,000	1,759,211
Security Description	Principal Amount	Value
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	$545,000	$523,892
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	355,000	330,906
5.13%, 12/15/2026 (a)	390,000	371,467
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	344,115
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	340,000	313,524
5.88%, 6/30/2029 (a)	330,000	295,881
Magallanes, Inc. 3.76%, 3/15/2027 (a)	1,415,000	1,412,948
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	1,820,000	1,663,571
Marvell Technology, Inc. 1.65%, 4/15/2026	1,500,000	1,395,300
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	1,920,000	1,736,544
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	165,000	159,849
5.00%, 12/15/2027 (a)	775,000	772,551
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	465,000	442,052
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	635,000	596,767
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	490,000	450,290
7.88%, 5/1/2029 (a)	185,000	157,714
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	265,000	244,661
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	810,000	785,830
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	190,000	177,063
ModivCare, Inc. 5.88%, 11/15/2025 (a)	260,000	262,673
Monongahela Power Co. 5.40%, 12/15/2043 (a)	675,000	772,720
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	4,015,000	3,446,877
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	345,000	318,445
Mozart Debt Merger Sub, Inc. 5.25%, 10/1/2029 (a)	635,000	590,798
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	254,000	229,497

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MPLX L.P. 1.75%, 3/1/2026	$1,005,000	$943,142
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	282,438
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	255,000	264,891
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	305,000	303,631
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	620,000	591,350
Navient Corp. 5.00%, 3/15/2027	285,000	272,557
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	585,000	551,333
5.88%, 3/15/2026 (a)	395,000	375,455
5.88%, 2/15/2027 (a)	355,000	350,573
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	115,000	113,354
NetApp, Inc. 1.88%, 6/22/2025	1,415,000	1,353,716
News Corp. 5.13%, 2/15/2032 (a)	155,000	155,854
NFP Corp.:
4.88%, 8/15/2028 (a)	280,000	268,302
6.88%, 8/15/2028 (a)	360,000	343,753
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	655,000	643,590
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026	360,000	314,111
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	545,000	480,145
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	516,079
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	545,000	560,445
Occidental Petroleum Corp.:
6.13%, 1/1/2031	540,000	607,500
6.45%, 9/15/2036	220,000	258,542
6.60%, 3/15/2046	215,000	254,622
6.63%, 9/1/2030	650,000	745,914
8.00%, 7/15/2025	255,000	286,289
Olympus Water US Holding Corp.:
4.25%, 10/1/2028 (a)	600,000	545,664
6.25%, 10/1/2029 (a)	400,000	354,088
Omnicom Group, Inc. 2.45%, 4/30/2030	2,015,000	1,867,300
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	243,290
6.63%, 1/15/2028	125,000	130,924
7.13%, 3/15/2026	324,000	346,366
Security Description	Principal Amount	Value
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	$470,000	$442,731
Oracle Corp. 3.60%, 4/1/2050	2,185,000	1,810,862
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13%, 4/30/2031 (a)	770,000	741,949
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	351,000	361,432
7.38%, 6/1/2025 (a)	39,000	40,239
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	530,000	545,328
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	780,000	766,147
2.50%, 2/1/2031	1,060,000	912,066
Par Petroleum LLC/Par Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	650,000	643,487
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 5/15/2029 (a)	290,000	272,261
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	185,000	148,722
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	285,000	274,293
Penn National Gaming, Inc.:
4.13%, 7/1/2029 (a)	310,000	276,911
5.63%, 1/15/2027 (a)	620,000	616,218
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	495,000	424,680
5.38%, 10/15/2025 (a)	465,000	459,583
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	905,000	930,186
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	380,000	346,020
5.50%, 10/15/2027 (a)	460,000	457,806
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	825,000	797,676
7.75%, 2/15/2029 (a)	500,000	516,340
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024 (a)	188,000	194,001
Pike Corp. 5.50%, 9/1/2028 (a)	825,000	776,275
Pioneer Natural Resources Co. 1.13%, 1/15/2026	1,220,000	1,132,258

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	$530,000	$477,949
5.50%, 12/15/2029 (a)	140,000	134,753
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	485,000	417,532
5.88%, 9/1/2031 (a)	480,000	410,990
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	530,000	519,061
Qorvo, Inc. 1.75%, 12/15/2024 (a)	700,000	667,506
Quanta Services, Inc. 2.35%, 1/15/2032	2,110,000	1,835,257
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	300,000	289,431
6.50%, 9/15/2028 (a)	115,000	108,853
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	440,000	442,103
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	295,000	299,396
Raytheon Technologies Corp. 3.03%, 3/15/2052	975,000	858,458
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	165,000	150,511
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	740,000	680,874
5.75%, 1/15/2029 (a)	295,000	277,917
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a)	330,000	302,336
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	205,000	191,353
Royalty Pharma PLC 3.30%, 9/2/2040	2,075,000	1,771,801
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	870,000	850,877
Ryan Specialty Group LLC 4.38%, 2/1/2030 (a)	440,000	417,410
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,425,000	1,508,248
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	210,000	232,911
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	1,750,000	1,761,707
SOFR + 1.24%, 2.49%, 1/6/2028 (b)	1,760,000	1,644,280
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	500,000	472,490
Security Description	Principal Amount	Value
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (a)	$470,000	$463,138
Scientific Games International, Inc. 8.25%, 3/15/2026 (a)	225,000	234,281
Scotts Miracle-Gro Co. 4.50%, 10/15/2029	440,000	412,408
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	280,000	280,406
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	605,000	607,541
Select Medical Corp. 6.25%, 8/15/2026 (a)	860,000	888,303
Sherwin-Williams Co. 2.90%, 3/15/2052	430,000	353,705
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	340,000	344,981
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	710,000	711,839
Smithfield Foods, Inc.:
3.00%, 10/15/2030 (a)	125,000	113,531
4.25%, 2/1/2027 (a)	1,655,000	1,677,905
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	515,000	463,680
Southern Co. Series A, 3.70%, 4/30/2030	1,745,000	1,757,163
Southwestern Energy Co.:
4.75%, 2/1/2032	430,000	429,497
5.38%, 2/1/2029	410,000	416,064
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	370,000	348,240
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,470,571
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	315,000	300,875
6.13%, 7/1/2029 (a)	495,000	459,726
Staples, Inc.:
7.50%, 4/15/2026 (a)	240,000	232,946
10.75%, 4/15/2027 (a)	150,000	133,523
Station Casinos LLC 4.63%, 12/1/2031 (a)	295,000	269,164
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	595,000	558,937
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	510,000	481,195
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	150,000	141,497
6.00%, 4/15/2027	300,000	306,255
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	585,000	501,199

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sysco Corp.:
3.25%, 7/15/2027	$945,000	$940,870
3.30%, 2/15/2050	1,020,000	888,267
Tecta America Corp. Senior Secured 2021 Term Loan, 1 mo. USD LIBOR, 5.00%, 4/10/2028 (b)	194,025	192,570
Tempo Acquisition LLC 3.50%, 8/31/2028 (b)	144,638	143,969
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	630,000	605,909
6.13%, 10/1/2028 (a)	695,000	706,433
6.25%, 2/1/2027 (a)	610,000	626,507
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	155,000	158,966
Textron, Inc. 2.45%, 3/15/2031	3,055,000	2,766,486
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	1,925,000	1,851,195
T-Mobile USA, Inc.:
2.25%, 2/15/2026	2,820,000	2,657,991
3.38%, 4/15/2029 (a)	375,000	357,187
TMS International Corp. 6.25%, 4/15/2029 (a)	220,000	208,817
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	150,000	154,410
TransDigm, Inc.:
5.50%, 11/15/2027	520,000	518,045
6.25%, 3/15/2026 (a)	675,000	695,020
8.00%, 12/15/2025 (a)	90,000	93,866
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	548,437	542,920
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	250,000	248,100
Transocean, Inc. 11.50%, 1/30/2027 (a)	141,000	146,462
Trident TPI Holdings, Inc. 6.63%, 11/1/2025 (a)	410,000	403,854
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	690,000	589,633
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	160,000	159,094
7.75%, 8/15/2025	282,000	284,036
Tronox, Inc. 4.63%, 3/15/2029 (a)	100,000	93,608
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	380,000	356,258
United Airlines, Inc. 4.63%, 4/15/2029 (a)	760,000	723,520
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	455,000	466,275
United Rentals North America, Inc. 5.25%, 1/15/2030	40,000	41,241
Security Description	Principal Amount	Value
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (a)	$325,000	$303,713
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	325,000	309,361
US Foods, Inc.:
4.63%, 6/1/2030 (a)	290,000	268,659
4.75%, 2/15/2029 (a)	340,000	325,200
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	895,000	899,770
Valero Energy Corp.:
2.85%, 4/15/2025	329,000	325,039
4.00%, 6/1/2052	315,000	296,623
Verizon Communications, Inc. 1.75%, 1/20/2031	3,069,000	2,678,777
Viatris, Inc.:
1.65%, 6/22/2025	600,000	558,498
3.85%, 6/22/2040	970,000	840,883
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	760,000	684,730
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	955,000	871,161
13.00%, 5/15/2025 (a)	125,000	138,761
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	365,000	372,023
Virtusa Corp. 7.13%, 12/15/2028 (a)	155,000	145,105
Vizient, Inc. 6.25%, 5/15/2027 (a)	380,000	391,658
VMware, Inc. 2.20%, 8/15/2031	1,340,000	1,178,584
Vontier Corp. 1.80%, 4/1/2026	2,015,000	1,822,547
Vornado Realty L.P. 2.15%, 6/1/2026	800,000	749,200
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	555,000	557,914
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	375,000	354,008
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	240,000	247,327
8.63%, 4/30/2030 (a)	200,000	203,350
11.00%, 12/1/2024 (a)	211,000	219,100
Wells Fargo & Co. Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,745,000	1,744,529
Welltower, Inc. 2.05%, 1/15/2029	1,905,000	1,732,331

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Western Midstream Operating L.P. 4.55%, 2/1/2030	$395,000	$394,791
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	245,000	214,608
Williams Cos., Inc. 3.75%, 6/15/2027	940,000	951,863
Workday, Inc. 3.70%, 4/1/2029	750,000	751,215
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	610,000	570,216
WRKCo, Inc. 3.75%, 3/15/2025	1,835,000	1,860,323
XHR L.P.:
4.88%, 6/1/2029 (a)	425,000	413,402
6.38%, 8/15/2025 (a)	265,000	274,278
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	375,000	369,086
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	230,000	211,674
6.13%, 3/1/2028 (a)	110,000	98,440
		275,774,172
TOTAL CORPORATE BONDS & NOTES (Cost $381,217,349)		355,435,163
ASSET-BACKED SECURITIES — 8.8%
Aaset Trust Series 2019-2, Class A, 3.38%, 10/16/2039 (a)	1,665,502	1,321,689
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 0.45%, 10/25/2024 (b)	465,547	459,387
ACE Securities Corp. Home Equity Loan Trust Series 2007-WM2, Class A2C, ABS, 1 Month USD LIBOR + 0.28%, 0.74%, 2/25/2037 (b)	3,028,084	1,524,768
Aimco CLO 11, Ltd. Series 2020-11A, Class AR, 3 Month USD LIBOR + 1.13, 1.37%, 10/17/2034 (a) (b)	2,000,000	1,973,000
Ameriquest Mortgage Securities Asset-Backed Pass-Through Series 2004-FR1, Class M5, 4.00%, 5/25/2034 (d)	4,804,032	4,169,576
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48, 8/17/2038 (a)	3,000,000	2,723,068
Series 2021-SFR2, Class F1, ABS, 3.28, 8/17/2038 (a)	3,000,000	2,746,837
Security Description	Principal Amount	Value
Series 2021-SFR2, Class F2, ABS, 3.67, 8/17/2038 (a)	$2,000,000	$1,854,370
Anchorage Capital CLO 19, Ltd. Series 2021-19A, Class A, ABS, 3 Month USD LIBOR + 1.21%, 1.37%, 10/15/2034 (a) (b)	2,000,000	1,987,000
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 Month USD LIBOR + 0.18%, 0.64%, 7/25/2036 (b)	18,444,596	6,519,969
Bain Capital Credit CLO, Ltd.:
Series 2019-3A, Class DR, ABS, 3 Month USD LIBOR + 3.10%, 3.36, 10/21/2034 (a) (b)	1,000,000	991,557
Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.55%, 3.80, 1/20/2032 (a) (b)	2,500,000	2,487,092
Series 2021-6A, Class A1, 1.37, 10/21/2034 (a) (b)	3,000,000	2,964,000
Blackbird Capital Aircraft Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	4,810,268	3,987,707
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 Month USD LIBOR + 0.36%, 0.82%, 10/25/2036 (b)	18,098,605	13,684,549
Canyon Capital CLO, Ltd.:
Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.00%, 3.24, 7/15/2030 (a) (b)	1,000,000	996,671
Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 3.10%, 3.34, 4/15/2034 (a) (b)	2,000,000	1,990,356
CARLYLE US CLO, Ltd. Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 6.00%, 6.24%, 4/15/2034 (a) (b)	1,000,000	960,531
Catamaran CLO, Ltd. Series 2018-1A, Class C, 2.76%, 10/25/2031 (a) (b)	1,000,000	986,400
CIFC Funding 2017-I, Ltd. Series 2017-1A, Class D, ABS, 3 Month USD LIBOR + 3.50%, 3.76%, 4/23/2029 (a) (b)	1,000,000	991,700

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CIFC Funding 2021-I, Ltd. Series 2021-1A, Class E, ABS, 3 Month USD LIBOR + 6.00%, 6.26%, 4/25/2033 (a) (b)	$500,000	$482,752
CIFC Funding, Ltd. Series 2013-1A, Class CR, ABS, 3 Month USD LIBOR + 3.55%, 3.79%, 7/16/2030 (a) (b)	1,000,000	984,400
CLNC, Ltd. Series 2019-FL1, Class A, SOFR30A + 1.36%, 1.41%, 8/20/2035 (a) (b)	0	0
Dryden 68 CLO, Ltd. Series 2019-68A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 3.59%, 7/15/2035 (a) (b)	1,500,000	1,492,623
Elmwood CLO VIII, Ltd. Series 2021-1A, Class D1, ABS, 3 Month USD LIBOR + 3.00%, 3.25%, 1/20/2034 (a) (b)	1,500,000	1,484,042
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08, 11/16/2026	1,000,000	961,843
Series 2021-1A, Class E, ABS, 2.21, 2/15/2028 (a)	1,500,000	1,418,918
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 Month USD LIBOR + 0.14%, 0.60%, 3/25/2037 (b)	9,742,763	5,936,036
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97, 10/19/2037 (a)	2,000,000	1,842,402
Series 2020-SFR2, Class E, 2.67, 10/19/2037 (a)	2,000,000	1,851,003
FREED ABS Trust 2021-2 Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (a)	4,750,000	4,617,624
FS RIALTO Series 2021-FL2, Class A, ABS, 1 Month USD LIBOR + 1.22%, 1.65%, 5/16/2038 (a) (b)	2,000,000	1,970,194
GAIA Aviation, Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (d)	1,266,151	1,208,183
Galaxy XVIII CLO, Ltd. Series 2018-28A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 3.24%, 7/15/2031 (a) (b)	2,100,000	2,000,620
Security Description	Principal Amount	Value
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	$3,500,000	$3,092,451
Greystone CRE Notes, Ltd. Series 2021-FL3, Class B, ABS, 1 Month USD LIBOR + 1.65%, 2.05%, 7/15/2039 (a) (b)	2,925,000	2,841,009
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,132,920	1,070,029
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,640,500	1,697,548
Hayfin Kingsland X, Ltd. Series 2019-1A, Class B1R, ABS, 3 Month USD LIBOR + 1.85%, 2.13%, 4/28/2031 (a) (b)	2,000,000	1,989,906
Helios Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,346,632	1,221,351
Jamestown CLO XII, Ltd. Series 2019-1A, Class A2, ABS, 3 Month USD LIBOR + 2.15, 2.40%, 4/20/2032 (a) (b)	1,000,000	993,700
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,446,200	2,226,385
LCCM Trust Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.45%, 1.85%, 11/15/2038 (a) (b)	2,864,000	2,837,233
Lendingpoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (a)	4,000,000	3,767,443
LoanCore 2019-CRE2 Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.90%, 5/15/2036 (a) (b)	3,382,000	3,319,565
Madison Park Funding XI, Ltd. Series 2013-11A, Class DR, ABS, 3 Month USD LIBOR + 3.25%, 3.51%, 7/23/2029 (a) (b)	1,000,000	961,000
Madison Park Funding XLVIII, Ltd. Series 2021-48A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 3.25%, 4/19/2033 (a) (b)	1,000,000	994,170
Madison Park Funding XVII, Ltd. Series 2015-17A, Class DR, 3 Month USD LIBOR + 3.6, 3.86%, 7/21/2030 (a) (b)	1,000,000	985,600

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Magnetite CLO, Ltd. Series 2021-31A, Class E, 3 Month USD LIBOR + 6.00%, 6.24%, 7/15/2034 (a) (b)	$500,000	$485,438
Magnetite Xxix, Ltd. Series 2021-29A, Class E, ABS, 3 Month USD LIBOR + 5.75%, 5.99%, 1/15/2034 (a) (b)	500,000	489,897
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.01%, 6/22/2043 (a)	388,979	366,607
MVW 2021-1W LLC:
Series 2021-1WA, Class C, ABS, 1.94, 1/22/2041 (a)	1,170,754	1,114,163
Series 2021-1WA, Class D, ABS, 3.17, 1/22/2041 (a)	1,951,257	1,823,979
Neuberger Berman Loan Advisers Clo 40, Ltd. Series 2021-40A, Class D, ABS, 3 Month USD LIBOR + 2.75%, 2.99%, 4/16/2033 (a) (b)	1,500,000	1,441,368
Neuberger Berman Loan Advisers CLO 47, Ltd. Series 2022-47A, Class D, ABS, TSFR3M + 3.100%, 3.35%, 4/14/2035 (a) (b)	500,000	494,900
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 Month USD LIBOR + 3.45, 3.69%, 10/13/2031 (a) (b)	1,000,000	942,700
Octagon Investment Partners 27, Ltd. Series 2016-1A, Class DR, ABS, 3 Month USD LIBOR + 2.95%, 3.19%, 7/15/2030 (a) (b)	500,000	484,150
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class CR, ABS, 3 Month USD LIBOR + 3.30%, 3.55%, 3/17/2030 (a) (b)	1,000,000	997,547
Octagon Investment Partners 31 LLC Series 2017-1A, Class DR, ABS, 3 Month USD LIBOR + 3.40%, 3.65%, 7/20/2030 (a) (b)	1,000,000	996,100
Octagon Investment Partners 40, Ltd. Series 2019-1A, Class DR, ABS, 3 Month USD LIBOR + 3.35%, 3.60%, 1/20/2035 (a) (b)	500,000	470,050
Security Description	Principal Amount	Value
Octagon Investment Partners 49, Ltd. Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.40%, 3.64%, 1/15/2033 (a) (b)	$2,500,000	$2,480,207
Octagon Investment Partners 51, Ltd. Series 2021-1A, Class A, ABS, 3 Month USD LIBOR + 1.15%, 1.40%, 7/20/2034 (a) (b)	1,385,000	1,369,488
Pagaya AI Debt Trust:
Series 2022-1, Class A, 2.03, 10/15/2029 (a)	2,000,000	1,963,372
Series 2022-1, Class B, ABS, 3.34, 10/15/2029 (a)	4,500,000	4,290,595
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 Month USD LIBOR + 3.00%, 3.46%, 3/25/2026 (a) (b)	1,300,000	1,275,397
PRET LLC Series 2021-NPL5, Class A1, 2.49%, 10/25/2051 (a) (d)	4,930,465	4,801,257
Pretium Mortage Credit Partne Pret Series 2022-RN1, Class A1, 3.72%, 7/25/2051 (a) (d)	14,945,318	14,664,580
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2, 3 Month USD LIBOR + 1.16, 1.41%, 4/20/2034 (a) (b)	850,000	839,715
Regatta XXIII Funding, Ltd. Series 2021-4A, Class A1, 3 Month USD LIBOR + 1.15, 1.26%, 1/20/2035 (a) (b)	4,500,000	4,441,500
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (d)	8,709,983	4,443,889
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	1,201,207	1,083,300
Shenton Aircraft Investment I, Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	2,156,892	1,919,543
SOFI Alternative Trust 2021-A Series 2021-A, Class PT1, ABS, VRN, 1.48%, 3/15/2047 (a) (b)	5,974,715	5,584,118
Sofi Alternative Trust 2021-B Series 2021-B, Class PT1, ABS, VRN, 1.76%, 2/15/2047 (a) (b)	3,906,896	3,885,190

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sound Point Clo XII, Ltd. Series 2016-2A, Class DR, ABS, 3 Month USD LIBOR + 3.85%, 4.10%, 10/20/2028 (a) (b)	$1,000,000	$992,700
Sound Point Clo XIV, Ltd. Series 2016-3A, Class DR, ABS, 3 Month USD LIBOR + 3.65%, 3.91%, 1/23/2029 (a) (b)	1,000,000	997,027
Sound Point CLO XXIII Series 2019-2A, Class ER, 3 Month USD LIBOR + 6.47%, 6.71%, 7/15/2034 (a) (b)	1,000,000	930,357
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D, ABS, 3 Month USD LIBOR + 3.65%, 3.91%, 1/25/2032 (a) (b)	4,000,000	3,981,168
Sound Point CLO XXXIII, Ltd. Series 2022-1A, Class D, ABS, TSFR3M + 3.300%, 1.00%, 4/25/2035 (a) (b)	700,000	701,260
Sound Point CLO, Ltd. Series 2020-1A, Class DR, 3 Month USD LIBOR + 3.35%, 3.60%, 7/20/2034 (a) (b)	500,000	495,876
START Ireland Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	571,458	528,665
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.34%, 0.80%, 12/25/2036 (b)	932,227	916,683
Sunrun Demeter Issuer Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,729,800	2,476,937
THL Credit Wind River CLO, Ltd. Series 2017-3A, Class AR, ABS, 3 Month USD LIBOR + 1.15, 1.39%, 4/15/2035 (a) (b)	2,150,000	2,128,500
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65, 2/20/2046 (a)	4,547,917	4,070,529
Series 2021-1A, Class B, ABS, 2.54, 2/20/2046 (a)	1,819,167	1,655,068
TPG Real Estate Finance Issuer, Ltd. Series 2021-FL4, Class A, ABS, 1 Month USD LIBOR + 1.20%, 1.64%, 3/15/2038 (a) (b)	200,000	197,786
Security Description	Principal Amount	Value
Trimaran Cavu, Ltd. Series 2021-3A, Class D, ABS, 3 Month USD LIBOR + 3.78%, 3.88%, 1/18/2035 (a) (b)	$1,500,000	$1,492,572
TRTX Issuer, Ltd. Series 2019-FL3, Class AS, SOFR30A + 1.56%, 1.61%, 10/15/2034 (a) (b)	3,527,000	3,484,570
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	3,398,823	3,300,250
Upstart Securitization Trust:
Series 2020-1, Class C, ABS, 4.90, 4/22/2030 (a)	2,000,000	1,984,117
Series 2022-1, Class B, 4.48, 3/20/2032 (a)	6,500,000	6,367,925
US Auto Funding 2019-1 LLC Series 2019-1A, Class D, ABS, 8.06%, 11/15/2025 (a)	2,750,000	2,787,147
Venture 39 CLO, Ltd. Series 2020-39A, Class D, ABS, 3 Month USD LIBOR + 4.25%, 4.49%, 4/15/2033 (a) (b)	1,750,000	1,741,250
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 2.12%, 3/27/2051 (a) (d)	1,744,747	1,698,891
Voya CLO 2017-3, Ltd. Series 2017-3A, Class CR, ABS, 3 Month USD LIBOR + 3.15%, 3.40%, 4/20/2034 (a) (b)	1,000,000	995,150
Wellfleet CLO X, Ltd. Series 2019-XA, Class A2R, 3 Month USD LIBOR + 1.75, 2.00%, 7/20/2032 (a) (b)	3,500,000	3,431,400
TOTAL ASSET-BACKED SECURITIES (Cost $231,399,055)		220,073,135
FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
BRAZIL — 0.2%
Brazilian Government International Bond:
3.75%, 9/12/2031	3,000,000	2,710,980
5.63%, 2/21/2047	1,200,000	1,134,192
		3,845,172
CHILE — 0.1%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	188,194

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 5/7/2041	$1,800,000	$1,590,660
3.10%, 1/22/2061	500,000	411,480
3.50%, 1/25/2050	1,300,000	1,191,177
		3,381,511
COLOMBIA — 0.2%
Colombia Government International Bond:
3.13%, 4/15/2031	1,200,000	1,017,804
3.25%, 4/22/2032	1,800,000	1,508,760
4.13%, 5/15/2051	1,700,000	1,286,764
5.00%, 6/15/2045	900,000	756,963
		4,570,291
DOMINICAN REPUBLIC — 0.0% (c)
Dominican Republic International Bond Series 144A, 6.00%, 2/22/2033 (a)	1,000,000	976,150
INDONESIA — 0.1%
Indonesia Government International Bond 3.70%, 10/30/2049	1,900,000	1,834,298
Perusahaan Penerbit SBSN Indonesia III:
2.55%, 6/9/2031 (a)	200,000	191,172
Series REGS, 3.80%, 6/23/2050	400,000	390,024
		2,415,494
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 5/24/2031	1,200,000	1,092,228
4.28%, 8/14/2041	3,000,000	2,801,550
4.35%, 1/15/2047	300,000	278,049
		4,171,827
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 9/29/2032	1,200,000	1,062,480
3.87%, 7/23/2060	1,000,000	877,810
4.30%, 4/29/2053	1,300,000	1,255,475
4.50%, 4/1/2056	400,000	392,616
		3,588,381
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 6/10/2031	1,450,000	1,289,528
2.65%, 12/10/2045	600,000	496,650
2.95%, 5/5/2045	600,000	519,426
3.70%, 3/1/2041	400,000	388,420
3.70%, 2/2/2042	800,000	776,272
		3,470,296
Security Description	Principal Amount	Value
SAUDI ARABIA — 0.1%
Saudi Government International Bond:
Series REGS, 2.25%, 2/2/2033	$1,300,000	$1,196,000
Series REGS, 3.45%, 2/2/2061	1,000,000	886,696
		2,082,696
SOUTH AFRICA — 0.0% (c)
Republic of South Africa Government International Bond 4.30%, 10/12/2028	650,000	627,393
SOUTH KOREA — 0.1%
Korea Development Bank:
1.63%, 1/19/2031	800,000	711,480
2.00%, 10/25/2031	400,000	360,808
Korea Hydro & Nuclear Power Co., Ltd. Series 144A, 1.25%, 4/27/2026 (a)	200,000	186,302
Korea International Bond 2.75%, 1/19/2027	200,000	199,724
		1,458,314
UNITED ARAB EMIRATES — 0.0% (c)
Abu Dhabi Government International Bond Series 144A, 3.13%, 4/16/2030 (a)	200,000	204,436
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $34,079,108)		30,791,961
	Shares
COMMON STOCKS — 0.0% (c)
UNITED KINGDOM — 0.0% (c)
Avation Capital SA (e) (f)	4,550	1,677
UNITED STATES — 0.0% (c)
CWT Travel Group, Inc. (e)	5,125	152,484
Foresight Energy (e) (f)	572	12,105
Tapstone Energy Holdings (e)	5,920	—
		164,589
TOTAL COMMON STOCKS (Cost $137,138)		166,266

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 3.3%
ADVERTISING SERVICES — 0.0% (c)
CMG Media Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.96%, 12/17/2026 (b)	$454,596	$448,272
AEROSPACE & DEFENSE — 0.0% (c)
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 4.51%, 4/6/2026 (b)	254,174	250,467
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 4.51%, 4/6/2026 (b)	472,763	465,868
		716,335
AIR FREIGHT & LOGISTICS — 0.0% (c)
Kenan Advantage Group, Inc., Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 3.75%, 4.50%, 3/24/2026 (b)	381,425	377,016
Worldwide Express Operations LLC, Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.5%, 5.25%, 7/26/2028 (b)	189,525	187,956
		564,972
AIRLINES — 0.1%
AAdvantage Loyalty IP Ltd., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 4/20/2028 (b)	310,000	314,650
Air Canada, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.25%, 8/11/2028 (b)	195,000	193,375
American Airlines, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 1/29/2027 (b)	215,600	202,394
Senior Secured 2017 Incremental Term Loan, 12/15/2023 (b)	103,906	102,824
Security Description	Principal Amount	Value
Mileage Plus Holdings LLC, Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 6.25%, 6/21/2027 (b)	$505,000	$525,690
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 10/20/2027 (b)	215,000	222,591
United Airlines, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 4/21/2028 (b)	213,388	211,239
		1,772,763
AUTO COMPONENTS — 0.1%
Clarios Global LP, Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.71%, 4/30/2026 (b)	528,551	522,737
DexKo Global, Inc.:
Senior Secured 2021 USD Delayed Draw Term Loan, 3 Month USD LIBOR + 1.86%, 4.72%, 10/4/2028 (b)	40,800	40,069
Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.72%, 10/4/2028 (b)	214,200	210,363
Wheel Pros LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.50%, 5.25%, 5/11/2028 (b)	238,800	228,315
		1,001,484
BEVERAGES — 0.0% (c)
Triton Water Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 4.51%, 3/31/2028 (b)	428,696	418,973
BROADCAST SERV/PROGRAM — 0.0% (c)
E.W. Scripps Company (The), Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56%, 3.31%, 5/1/2026 (b)	453,034	448,828

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BUILDING PRODUCTS — 0.0% (c)
Chamberlain Group, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.51%, 11/3/2028 (b)	$204,488	$202,315
CP Atlas Buyer, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.25%, 11/23/2027 (b)	395,876	385,484
Quikrete Holdings, Inc., Senior Secured 2021 Term Loan B1, 6/11/2028 (g)	125,000	122,977
Tamko Building Products LLC, Senior Secured Term Loan B, 2 Month USD LIBOR + 3.00%, 3.29%, 6/1/2026 (b)	178,177	175,022
		885,798
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V., Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25%, 7/21/2026 (b)	316,264	314,089
CHEMICALS — 0.1%
Atotech B.V., Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.50%, 3.00%, 3/18/2028 (b)	64,675	64,036
Diamond (BC) B.V., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.25%, 9/29/2028 (b)	453,862	445,807
GEON Performance Solutions LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.75%, 5.50%, 8/18/2028 (b)	59,700	59,700
Illuminate Buyer, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.96%, 6/30/2027 (b)	374,868	363,155
Ineos US Finance LLC, Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 3.25%, 11/8/2028	55,000	54,003
Security Description	Principal Amount	Value
Kraton Corporation, Senior Secured 2022 USD Term Loan, 3 Month USD LIBOR + 3.25%, 3.99%, 3/15/2029	$155,000	$153,742
Messer Industries GmbH, Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 3.51%, 3/2/2026 (b)	121,244	119,863
Olympus Water US Holding Corporation, Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 11/9/2028 (b)	199,500	194,700
PMHC II, Inc., Senior Secured 2022 Term Loan B, 2/1/2029	380,000	363,533
Polar US Borrower LLC, Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.75%, 4.99%, 10/15/2025 (b)	277,715	270,078
PQ Corporation, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.50%, 3.00%, 6/9/2028 (b)	99,500	98,505
Starfruit Finco B.V, Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 3.00%, 4.01%, 10/1/2025 (b)	171,065	168,856
Vantage Specialty Chemicals, Inc., Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 10/28/2024 (b)	441,694	426,179
W.R. Grace & Co.-Conn., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.81%, 9/22/2028 (b)	374,062	372,016
		3,154,173
COMMERCIAL SERVICES — 0.2%
Allied Universal Holdco LLC, Senior Secured 2021 USD Incremental Term Loan B, 5/12/2028 (b)	574,302	566,250
APX Group, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.00%, 7/10/2028 (b)	139,650	137,955

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
EAB Global, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.95%, 8/16/2028 (b)	$415,000	$411,473
IRI Holdings, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 4.71%, 12/1/2025 (b)	382,101	381,224
Mavis Tire Express Services Corp., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.75%, 5/4/2028 (b)	597,000	594,678
PECF USS Intermediate Holding III Corp., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25%, 4.76%, 12/15/2028 (g)	480,000	476,359
Spin Holdco Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.00%, 4.75%, 3/4/2028 (b)	441,663	439,055
Verscend Holding Corp., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.46%, 8/27/2025 (b)	570,058	569,345
Viad Corp., Senior Secured Initial Term Loan, 3 Month USD LIBOR + 5.00%, 5.50%, 7/30/2028 (b)	169,150	167,670
VT Topco, Inc., Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 8/1/2025 (b)	258,925	255,528
Wand NewCo 3, Inc., Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.00%, 3.46%, 2/5/2026 (b)	593,439	576,935
		4,576,472
COMMERCIAL SERVICES & SUPPLIES — 0.1%
ADMI Corp., Senior Secured 2021 Incremental Term Loan B3, 1 Month USD LIBOR + 3.50%, 4.00%, 12/23/2027 (b)	169,150	167,547
Asurion LLC:
Security Description	Principal Amount	Value
Senior Secured 2021 2nd Lien Term Loan B3, 1 Month USD LIBOR + 5.25%, 5.71%, 1/31/2028 (b)	$70,000	$68,740
Senior Secured 2021 Second Lien Term Loan B4, 1/20/2029 (b)	290,000	283,929
Senior Secured 2021 Term Loan B9, 1 Month USD LIBOR + 3.25%, 3.71%, 7/31/2027 (b)	440,972	432,704
Garda World Security Corp., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.71%, 10/30/2026 (b)	625,000	618,975
Garda World Security Corporation, Senior Secured 2022 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.57%, 2/1/2029	155,000	153,838
Packaging Coordinators Midco, Inc., Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.76%, 11/30/2027 (b)	153,450	152,842
Packers Holdings LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 3/9/2028 (b)	277,922	274,240
Prometric Holdings, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.00%, 1/29/2025 (g)	472,564	465,003
		2,617,818
COMMUNICATIONS EQUIPMENT — 0.0% (c)
Avaya, Inc., Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.25%, 4.65%, 12/15/2027 (b)	292,230	290,769
COMPUTER SERVICES — 0.0% (c)
Redstone Holdco 2 LP, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 4/27/2028 (b)	95,582	93,670

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 0.1%
Aegion Corp., Senior Secured Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 5/17/2028 (b)	$99,500	$99,127
Brand Energy & Infrastructure Services, Inc., Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 6/21/2024 (b)	143,519	137,449
Brown Group Holding, LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 2.50%, 3.51%, 6/7/2028 (b)	51,116	50,530
DG Investment Intermediate Holdings 2, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 7.50%, 3/30/2029 (b)	60,000	60,150
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 3/31/2028 (b)	660,034	654,342
KKR Apple Bidco LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 3.50%, 9/23/2028 (b)	189,525	187,615
		1,189,213
CONSTRUCTION MATERIALS — 0.0% (c)
Traverse Midstream Partners LLC, Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 9/27/2024 (b)	283,758	283,048
		283,048
CONSUMER FINANCE — 0.0% (c)
Amentum Government Services Holdings LLC:
Senior Secured 2022 Term Loan, 3 Month USD LIBOR + 4.00%, 4.51%, 2/15/2029	90,000	89,437
Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 3.96%, 1/29/2027 (b)	295,540	292,830
		382,267
Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 0.1%
Charter NEX US, Inc., Senior Secured 2021 Term Loan, 12/1/2027 (b)	$301,950	$300,676
Pretium PKG Holdings, Inc.:
Senior Secured 2021 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 4.50%, 10/2/2028 (b)	219,450	213,650
Senior Secured 2021 2nd Lien Term Loan, 6 Month USD LIBOR + 6.75%, 7.25%, 10/1/2029 (b)	45,000	43,838
TricorBraun Holdings, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.25%, 3.75%, 3/3/2028 (b)	437,238	427,521
Trident TPI Holdings, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 1 Month USD LIBOR + 4.00%, 4.50%, 9/15/2028 (b)	5,439	5,379
Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 4.00%, 4.50%, 9/15/2028 (b)	60,998	60,337
		1,051,401
COSMETICS & TOILETRIES — 0.0% (c)
Solis IV BV, Senior Secured USD Term Loan B1, 3 Month USD SOFR + 3.50%, 4.00%, 2/26/2029	480,000	471,151
DISTRIBUTORS — 0.0% (c)
American Tire Distributors Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 6.25%, 7.00%, 10/8/2028 (b)	165,000	163,969
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
Ascend Learning, LLC:
Senior Secured 2021 2nd Lien Term Loan, 12/10/2029 (b)	85,000	84,681
Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 12/11/2028 (g)	545,000	539,686

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mister Car Wash Holdings, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.46%, 5/14/2026 (b)	$340,097	$336,394
		960,761
DIVERSIFIED FINANCIAL SERVICES — 0.2%
AllSpring Buyer LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 4.31%, 11/1/2028 (b)	243,952	242,694
Astra Acquisition Corp.:
Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 5.25%, 5.75%, 10/25/2028 (b)	458,850	446,518
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 8.86%, 9.63%, 10/22/2029 (b)	160,000	157,600
Clydesdale Acquisition Holdings, Inc., Senior Secured Term Loan, 3/30/2029	290,000	285,650
Deerfield Dakota Holding LLC, Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 4.75%, 4/9/2027 (b)	894,260	891,000
DirecTV Financing, LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 5.75%, 8/2/2027 (b)	367,121	367,193
Edelman Financial Center LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.25%, 4/7/2028 (b)	556,792	551,342
Edelman Financial Center, LLC, Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 7.20%, 7/20/2026 (b)	295,000	291,644
Eisner Advisory Group LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 5.25%, 6.00%, 7/28/2028 (b)	159,160	158,563
Security Description	Principal Amount	Value
HighTower Holdings LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 4/21/2028 (b)	$333,325	$330,825
		3,723,029
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Cincinnati Bell, Inc., Senior Secured 2021 Term Loan B2, 3 Month USD LIBOR + 3.25%, 4.05%, 11/22/2028 (b)	204,488	202,507
Intelsat Jackson Holdings SA, Senior Secured 2021 Exist Term Loan B, 6 Month USD SOFR + 4.25%, 4.92%, 2/1/2029	334,162	329,280
Lumen Technologies, Inc., Senior Secured 2020 Term Loan B, 3/15/2027 (b)	369,056	359,802
Telesat Canada, Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75%, 12/7/2026 (b)	102,573	76,973
		968,562
ELECTRICAL EQUIPMENT — 0.0% (c)
Excelitas Technologies Corp., Senior Secured USD 2017 1st Lien Term Loan, 12/2/2024 (b)	74,417	74,138
ELECTRIC-INTEGRATED — 0.0% (c)
ExGen Renewables IV, LLC, Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 2.50%, 3.50%, 12/15/2027 (b)	210,162	208,783
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
Ingram Micro, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.51%, 6/30/2028 (b)	486,325	482,921
Mirion Technologies, Inc., Senior Secured 2021 Term Loan, 2 Month USD LIBOR + 2.75%, 3.25%, 10/20/2028 (b)	244,510	242,566
		725,487

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENERGY EQUIPMENT & SERVICES — 0.1%
Carnival Corporation, Senior Secured USD Term Loan B, 3 Month USD LIBOR + 3.00%, 3.75%, 6/30/2025 (b)	$142,825	$139,361
Granite Holdings US Acquisition Co., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 5.01%, 9/30/2026 (b)	530,347	525,706
WIN Waste Innovations Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.76%, 3/24/2028 (b)	426,775	424,042
		1,089,109
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.35%, 4/22/2026	139,833	125,156
Everi Holdings, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.00%, 8/3/2028 (b)	114,713	114,139
Fertitta Entertainment LLC, Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 4.00%, 4.50%, 1/27/2029 (b)	235,000	234,134
NASCAR Holdings, Inc, Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 10/19/2026 (b)	237,657	236,039
Sweetwater Borrower LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 5.50%, 8/7/2028 (b)	290,670	287,763
UFC Holdings LLC, Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 2.75%, 3.50%, 4/29/2026 (b)	3,643	3,612
		1,000,843
Security Description	Principal Amount	Value
FINANCIAL SERVICES — 0.0% (c)
Greystone Select Financial LLC, Senior Secured Term Loan B, 6 Month USD LIBOR + 5.00%, 5.75%, 6/16/2028 (b)	$89,169	$89,169
FOOD & STAPLES RETAILING — 0.0% (c)
Monogram Food Solutions LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.50%, 8/28/2028 (b)	259,350	255,136
United Natural Foods, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.71%, 10/22/2025 (b)	113,010	112,263
		367,399
FOOD PRODUCTS — 0.0% (c)
CHG PPC Parent LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 3.50%, 12/8/2028 (b)	315,000	308,306
FOOD-MISC/DIVERSIFIED — 0.0% (c)
H Food Holdings LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.69%, 4.14%, 5/23/2025 (b)	581,548	561,877
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.0% (c)
Apex Tool Group LLC, Senior Secured 2022 Term Loan, 1 Month USD SOFR + 5.25%, 5.75%, 2/8/2029	80,000	78,114
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Gainwell Acquisition Corp., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 5.01%, 10/1/2027 (b)	559,609	559,609
Zelis Healthcare Corporation, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.73%, 9/30/2026 (b)	582,091	577,230
		1,136,839

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Agiliti Health, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 2.75%, 3.00%, 1/4/2026 (b)	$114,410	$113,838
Air Methods Corporation, Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.51%, 4/22/2024 (b)	214,835	206,421
Aveanna Healthcare LLC, Senior Secured 2021 Delayed Draw Term Loan, 7/17/2028 (g)	108,491	105,819
Aveanna Healthcare, LLC:
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 7.50%, 12/10/2029 (b)	310,000	296,825
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 7/17/2028 (b)	465,343	453,884
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.50%, 5.00%, 9/29/2028 (b)	258,700	256,760
Endo Luxembourg Finance Company I S.a r.l., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 5.00%, 5.75%, 3/27/2028 (b)	97,635	91,726
Envision Healthcare Corporation, Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.21%, 10/10/2025 (b)	400,862	267,910
Global Medical Response, Inc.:
Senior Secured 2017 Incremental Term Loan, 3/14/2025 (b)	109,717	109,227
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.25%, 10/2/2025 (b)	287,058	285,579
Heartland Dental LLC, Senior Secured 2021 Incremental Term Loan, 1 Month USD LIBOR + 4.00%, 4.45%, 4/30/2025 (b)	570,687	566,713
Security Description	Principal Amount	Value
Horizon Therapeutics USA, Inc., Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75%, 2.25%, 3/15/2028 (b)	$258,050	$255,873
ICON Luxembourg S.A.R.L.:
Senior Secured LUX Term Loan, 7/3/2028 (b)	177,861	177,250
Senior Secured US Term Loan, 7/3/2028 (b)	44,314	44,162
MED ParentCo LP, Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 4.71%, 8/31/2026 (b)	188,071	186,426
Pediatric Associates Holding Company LLC:
Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 12/29/2028	210,791	208,551
Senior Secured 2022 Delayed Draw Term Loan, 3 Month USD LIBOR + 0.00%, 12/29/2028	32,237	31,894
Radnet Management, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.00%, 5.50%, 4/21/2028 (b)	571,309	564,525
RegionalCare Hospital Partners Holdings, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.20%, 11/16/2025 (b)	318,096	316,720
Team Health Holdings, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024 (b)	170,925	163,080
Upstream Rehabilition, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 4.25%, 4.68%, 11/20/2026 (b)	163,763	163,047
		4,866,230
HOME FURNISHINGS — 0.0% (c)
AI Aqua Merger Sub, Inc.:
Senior Secured 2021 1st Lien Term Loan B, 1 Month USD SOFR + 3.75%, 4.25%, 7/31/2028 (b)	140,000	138,885
Senior Secured 2022 Delayed Draw Term loan, 7/31/2028	12,963	12,846

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2022 Term Loan B, 7/31/2028	$57,037	$56,520
		208,251
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Co., Senior Secured 2021 Series B-2 Consenting Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 8/17/2028 (b)	506,136	502,972
ClubCorp Holdings, Inc., Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.76%, 9/18/2024 (b)	324,288	308,845
Peraton Corp., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 2/1/2028 (b)	500,638	498,135
Playa Resorts Holding B.V., Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.75%, 4/29/2024 (b)	337,990	331,046
Travel Leaders Group LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.46%, 1/25/2024 (b)	203,415	192,673
Travelport Finance (Luxembourg) S.A.R.L.:
Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 1.5%, 2.50%, 2/28/2025 (b)	281,069	292,195
Senior Secured 2021 Consented Term Loan, 3 Month USD LIBOR + 5.00%, 6.01%, 5/29/2026 (b)	92,300	82,263
Twin River Worldwide Holdings, Inc., Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 3.25%, 3.75%, 10/2/2028 (b)	3	3
		2,208,132
HOUSEHOLD DURABLES — 0.0% (c)
Springs Windows Fashions LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.75%, 10/6/2028 (b)	570,000	553,373
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.0% (c)
Conair Holdings, LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 4.76%, 5/17/2028 (b)	$184,075	$181,452
TGP Holdings III LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 6/29/2028 (b)	84,643	81,231
		262,683
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corporation, Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 2.46%, 8/12/2026 (b)	78,000	77,038
INSURANCE — 0.2%
Acrisure LLC:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.96%, 2/15/2027 (b)	826,980	816,990
Senior Secured 2021 First Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 4.75%, 2/15/2027 (b)	139,650	139,301
Alliant Holdings Intermediate, LLC, Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 3.50%, 4.00%, 11/6/2027 (b)	154,225	153,465
AmWINS Group, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25%, 3.00%, 2/19/2028 (b)	312,478	307,791
AssuredPartners, Inc.:
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.96%, 2/12/2027 (b)	508,548	503,081
Senior Secured 2022 Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 2/12/2027	105,000	103,983
OneDigital Borrower LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25%, 4.75%, 11/16/2027 (b)	653,362	650,099

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sedgwick Claims Management Services, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.71%, 12/31/2025 (b)	$826,141	$819,061
		3,493,771
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
Rentpath, Inc., Senior Secured 2021 Stub Current Face Term Loan, 4/1/2028	28,239	7,201
INTERNET & CATALOG RETAIL — 0.0% (c)
PUG LLC, Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 3.96%, 2/12/2027 (b)	314,388	309,149
Uber Technologies, Inc., Senior Secured 2021 1st Lien Term Loan B, 1 Month USD LIBOR + 3.50%, 3.96%, 4/4/2025 (b)	503,462	503,190
		812,339
INTERNET & TELECOM — 0.1%
Arches Buyer, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.75%, 12/6/2027 (b)	392,023	386,246
Cablevision Lightpath LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 11/30/2027 (b)	390,062	386,113
CNT Holdings I Corp, Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 11/8/2027 (b)	218,350	217,463
		989,822
IT SERVICES — 0.1%
Access CIG, LLC, Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.21%, 2/27/2025 (b)	79,572	78,517
Blackhawk Network Holdings, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.46%, 6/15/2025 (b)	692,283	680,687
Security Description	Principal Amount	Value
VS Buyer LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.46%, 2/28/2027 (b)	$509,803	$506,405
		1,265,609
LEISURE INDUSTRY — 0.0% (c)
Carnival Corp., Senior Secured 2021 Incremental Term Loan B, 10/18/2028 (b)	428,925	420,347
LEISURE&REC/GAMES — 0.0% (c)
Scientific Games Holdings LP, Senior Secured 2022 USD Term Loan B, 4/4/2029	155,000	153,810
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
eResearchTechnology, Inc., Senior Secured 2020 1st Lien Term Loan, 2/4/2027 (b)	29,698	29,633
Parexel International Corp., Senior Secured 2021 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 11/15/2028 (b)	385,000	382,663
		412,296
MACHINERY — 0.1%
Alliance Laundry Systems LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.25%, 10/8/2027 (b)	117,514	116,487
American Trailer World Corp., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 3/3/2028 (b)	233,237	224,455
Columbus McKinnon Corporation, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.81%, 5/14/2028 (b)	34,103	33,649
Filtration Group Corporation, Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.46%, 3/29/2025 (b)	392,492	387,443
Grinding Media Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.00%, 4.80%, 10/12/2028 (b)	239,400	237,754

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hillman Group, Inc.:
Senior Secured 2021 Delayed Draw Term Loan, 3 Month USD LIBOR + 2.75%, 2.75%, 7/14/2028 (b)	$2,290	$2,252
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 2.75%, 3.20%, 7/14/2028 (b)	119,490	117,523
Madison IAQ LLC, Senior Secured Term Loan, 6 Month USD LIBOR + 3.25%, 4.52%, 6/21/2028 (b)	363,175	358,485
Titan Acquisition Limited, Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.01%, 3/28/2025 (b)	285,464	279,908
Waterlogic Holdings Limited, Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 4.75%, 5.76%, 8/4/2028 (b)	376,612	376,062
		2,134,018
MACHINERY-CONSTRUCTION & MINING — 0.0% (c)
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.80%, 8/21/2026 (b)	241,416	237,720
MACHINERY-FARM — 0.0% (c)
ASP Blade Holdings, Inc., Senior Secured Initial Term Loan, 1 Month USD LIBOR + 4.00%, 4.46%, 10/13/2028 (b)	85,000	84,054
MEDIA — 0.1%
Charter Communications Operating LLC, Senior Secured 2019 Term Loan B2, 2/1/2027	185,000	183,703
Diamond Sports Group, LLC, Senior Secured 2022 2nd Lien Term Loan, 3 Month USD LIBOR + 3.25%, 3.45%, 8/24/2026	172,795	59,885
NEP/NCP Holdco, Inc., Senior Secured 2018 1st Lien Term Loan, 10/20/2025 (g)	144,627	142,349
Security Description	Principal Amount	Value
Radiate Holdco LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.00%, 9/25/2026 (b)	$478,800	$475,420
Sinclair Television Group, Inc., Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 2.96%, 9/30/2026 (b)	128,740	125,145
Vertical US Newco, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.50%, 4.00%, 7/30/2027 (b)	572,138	567,851
Ziggo Financing Partnership, Senior Secured USD Term Loan I, 3 Month USD LIBOR + 2.50%, 2.90%, 4/30/2028 (b)	190,000	187,506
		1,741,859
METALS & MINING — 0.0% (c)
Tiger Acquisition LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.25%, 3.76%, 6/1/2028 (b)	194,025	186,709
U.S. Silica Company, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 5.00%, 5/1/2025 (b)	242,742	239,253
		425,962
MRI/MEDICAL DIAG IMAGING — 0.0% (c)
Radiology Partners, Inc, Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 4.71%, 7/9/2025 (b)	728,810	720,742
OIL, GAS & CONSUMABLE FUELS — 0.1%
EG America LLC, Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 2/7/2025 (b)	177,119	174,714
EG Group Limited, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 3/31/2026 (b)	154,231	152,380

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Gulf Finance LLC, Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 6.75%, 7.75%, 8/25/2026 (b)	$175,386	$161,011
Oryx Midstream Services Permian Basin LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 10/5/2028 (b)	190,000	188,709
Pacific Gas & Electric Co., Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.50%, 6/23/2025 (b)	594,413	588,284
Waterbridge Midstream Operating LLC, Senior Secured Term Loan B, 6 Month USD LIBOR + 5.75%, 6.75%, 6/22/2026 (b)	168,278	162,678
		1,427,776
PERSONAL PRODUCTS — 0.0% (c)
Kronos Acquisition Holdings, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.25%, 12/22/2026 (b)	445,587	418,110
PHARMACEUTICALS — 0.1%
Bausch Health Companies, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.46%, 6/2/2025 (b)	127,526	126,729
Jazz Financing Lux S.A.R.L., Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 5/5/2028 (b)	570,687	569,298
Organon & Co, Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 3.56%, 6/2/2028 (b)	553,523	551,447
Pathway Vet Alliance LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.75%, 4.21%, 3/31/2027 (b)	683,759	678,207
PetVet Care Centers LLC, Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 3.5%, 4.25%, 2/14/2025 (b)	224,097	223,327
Security Description	Principal Amount	Value
Southern Veterinary Partners LLC, Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 10/5/2027 (b)	$54,774	$54,500
		2,203,508
PIPELINES — 0.1%
BCP Renaissance Parent LLC, Senior Secured 2022 Term Loan B3, 1 Month USD LIBOR + 3.50%, 4.50%, 10/31/2026	139,638	138,009
CQP Holdco LP, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.76%, 6/5/2028 (b)	572,902	570,888
DT Midstream, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 2.00%, 2.50%, 6/26/2028 (b)	169,150	169,126
Freeport LNG Investments, LLLP, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.00%, 12/21/2028 (b)	215,000	213,734
GIP II Blue Holding, L.P, Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 5.51%, 9/29/2028 (b)	144,638	144,457
		1,236,214
PROFESSIONAL SERVICES — 0.0% (c)
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 3.76%, 8/31/2028 (b)	340,000	336,765
Trans Union LLC, Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25%, 2.75%, 12/1/2028 (g)	173,694	172,680
		509,445
PUBLISHING-BOOKS — 0.0% (c)
Getty Images, Inc., Senior Secured 2019 USD Term Loan B, 3 Month USD LIBOR + 4.50%, 5.06%, 2/19/2026 (b)	236,814	235,828

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Bright Bidco B.V., Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.50%, 4.77%, 6/30/2024 (b)	$352,849	$213,639
RETAIL-BUILDING PRODUCTS — 0.0% (c)
LBM Acquisition LLC, Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 12/17/2027 (b)	253,205	247,510
Park River Holdings, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 4.00%, 12/28/2027 (b)	292,787	286,800
		534,310
RETAIL-RESTAURANTS — 0.0% (c)
IRB Holding Corp., Senior Secured 2022 Term Loan B, 1 Month USD SOFR + 3.00%, 3.75%, 12/15/2027 (b)	277,200	275,987
ROAD & RAIL — 0.0% (c)
PODS LLC, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.75%, 3/31/2028 (b)	600,620	594,929
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
Ultra Clean Holdings, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.21%, 8/27/2025 (b)	145,894	145,772
SOFTWARE — 0.6%
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 2.00%, 5.50%, 9/19/2024 (b)	281,712	280,216
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 5.50%, 6.51%, 9/19/2025	210,000	209,410
Security Description	Principal Amount	Value
Artera Services LLC, Senior Secured Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 4.51%, 3/6/2025 (b)	$188,500	$177,237
AthenaHealth Group, Inc., Senior Secured 2022 Term Loan B, 2/15/2029	333,478	330,560
Atlas Purchaser, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 5.25%, 6.00%, 5/8/2028 (b)	298,500	290,664
Banff Merger Sub, Inc., Senior Secured 2021 USD Term Loan, 3 Month USD LIBOR + 3.75%, 4.76%, 10/2/2025 (b)	302,804	301,417
Camelot U.S. Acquisition 1 Co., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.46%, 10/30/2026 (b)	574,215	569,073
Castle US Holding Corporation, Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.75%, 4.21%, 1/29/2027 (b)	574,239	556,475
Cengage Learning, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 7/14/2026 (b)	493,675	490,345
Constant Contact, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 4.75%, 2/10/2028 (b)	286,541	283,675
Cornerstone OnDemand, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 3.75%, 4.25%, 10/16/2028 (b)	340,000	337,238
Cvent, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.21%, 11/29/2024 (b)	200,905	199,232
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.46%, 10/16/2026 (b)	93,804	93,263
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 7.46%, 2/19/2029 (b)	190,000	188,298
Finastra USA, Inc.:

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 6/13/2024 (b)	$258,123	$255,249
Senior Secured USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 8.25%, 6/13/2025 (b)	105,000	103,573
First Advantage Holdings LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.75%, 3.21%, 1/31/2027 (b)	275,666	274,346
Genesys Cloud Services Holdings II LLC, Senior Secured 2020 USD Term Loan B4, 12/1/2027 (b)	568,014	567,838
Grab Holdings, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 4.50%, 5.50%, 1/29/2026 (b)	301,950	295,911
Helios Software Holdings, Inc., Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 5.25%, 3/11/2028 (b)	513,714	509,864
Hyland Software, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 7/1/2024 (b)	567,638	565,509
Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 6.25%, 7.00%, 7/7/2025 (b)	45,000	44,606
I-Logic Technologies Bidco Limited, Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 4.00%, 4.50%, 2/16/2028 (b)	162,500	161,408
Informatica LLC, Senior Secured 2021 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 3.25%, 10/27/2028 (b)	330,000	327,690
ION Trading Finance, Ltd., Senior Secured 2021 USD Term Loan, 1 Month USD LIBOR + 4.75%, 5.21%, 4/1/2028 (b)	476,400	473,577
Ivanti Software, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.00%, 12/1/2027 (b)	263,675	260,544
Security Description	Principal Amount	Value
LogMeIn, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75%, 5.22%, 8/31/2027 (b)	$128,731	$126,700
McAfee LLC, Senior Secured 2022 USD Term Loan B, 3 Month USD SOFR + 4.00%, 4.50%, 3/1/2029	280,000	278,425
MedAssets Software Intermediate Holdings, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4%, 4.50%, 12/18/2028 (b)	215,000	213,185
Mitchell International, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 Month USD LIBOR + 6.50%, 7.00%, 10/15/2029 (b)	40,000	39,713
Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.25%, 10/15/2028 (b)	570,000	561,678
PointClickCare Technologies, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 3.75%, 12/29/2027 (b)	143,913	142,473
Polaris Newco LLC, Senior Secured USD Term Loan B, 1 Month USD LIBOR + 4.00%, 4.50%, 6/2/2028 (b)	572,125	568,764
Project Alpha Intermediate Holding, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.30%, 4/26/2024 (b)	569,558	566,830
Renaissance Holding Corp., Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 7.46%, 5/29/2026 (b)	150,000	149,086
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50%, 4.00%, 12/17/2027 (b)	80,347	79,594
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50%, 4.00%, 12/17/2027 (b)	128,078	126,877
Severin Acquisition LLC, Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.45%, 8/1/2025 (b)	592,498	586,784

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SkillSoft Corporation, Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.50%, 7/14/2028 (b)	$209,563	$207,781
Sophia, L.P., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.26%, 10/7/2027 (b)	587,585	582,934
Surf Holdings LLC, Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 4.11%, 3/5/2027 (b)	508,255	504,047
Tibco Software, Inc., Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 3.75%, 4.21%, 6/30/2026 (b)	572,947	570,798
Ultimate Software Group, Inc., Senior Secured 2021 2nd Lien Term Loan, 1 Month USD LIBOR + 5.25%, 5.75%, 5/3/2027	70,000	69,683
Zelis Healthcare Corporation, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.73%, 9/30/2026 (b)	128,010	126,930
		13,649,500
SPECIALTY RETAIL — 0.1%
Great Outdoors Group, LLC, Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.75%, 4.50%, 3/6/2028 (b)	459,205	458,128
Jo-Ann Stores, Inc., Senior Secured 2021 Term Loan B1, 3 Month USD LIBOR + 4.75%, 5.50%, 7/7/2028 (b)	238,800	210,059
K-Mac Holdings Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 7/21/2028 (b)	194,513	192,284
Michaels Companies, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.26%, 4/15/2028 (b)	90,093	84,737
Petco Health and Wellness Company, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.26%, 3/3/2028 (b)	580,612	576,000
Security Description	Principal Amount	Value
PetSmart, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 2/11/2028 (b)	$298,500	$297,940
Rent-A-Center, Inc., Senior Secured 2021 First Lien Term Loan B, 3 Month USD LIBOR + 3.25%, 3.81%, 2/17/2028 (b)	168,725	165,746
Restoration Hardware, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 3.00%, 10/20/2028 (b)	238,800	234,920
SRS Distribution, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.00%, 6/2/2028 (b)	268,650	265,741
Staples, Inc., Senior Secured 7 Year Term Loan, 3 Month USD LIBOR + 5.00%, 5.32%, 4/16/2026 (b)	208,393	197,408
Victoria's Secret & Co., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 8/2/2028 (b)	209,475	206,989
Whatabrands LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.75%, 8/3/2028 (b)	294,262	291,107
		3,181,059
STEEL-PRODUCERS — 0.0% (c)
Phoenix Services International LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 3/1/2025 (b)	396,907	384,627
TELECOM SERVICES — 0.0% (c)
Connect Finco Sarl, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 12/11/2026 (b)	142,100	141,141
TELECOMMUNICATION EQUIP — 0.1%
Cyxtera DC Holdings, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 5/1/2024 (b)	298,437	296,013

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Delta Topco, Inc., Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 12/1/2027 (b)	$272,938	$269,088
Delta TopCo, Inc., Senior Secured 2020 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 8.00%, 12/1/2028 (b)	65,000	64,133
GOGO Intermediate Holdings LLC, Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 4/30/2028 (b)	477,600	474,765
		1,103,999
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
Walker & Dunlop, Inc., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.25%, 2.33%, 12/16/2028 (b)	114,712	114,282
TRANSPORT-AIR FREIGHT — 0.0% (c)
Kestrel Bidco, Inc., Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 12/11/2026 (b)	553,516	534,951
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
First Student Bidco, Inc.:
Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 3.98%, 7/21/2028 (b)	298,712	296,679
Senior Secured Term Loan C, 3 Month USD LIBOR + 3.00%, 3.98%, 7/21/2028 (b)	110,539	109,787
		406,466
TRANSPORT-SERVICES — 0.0% (c)
Echo Global Logistics, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.75%, 4.25%, 11/23/2028 (b)	205,000	203,046
LaserShip, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 6 Month USD LIBOR + 7.50%, 8.25%, 5/7/2029 (b)	40,000	39,900
Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.50%, 5.25%, 5/7/2028 (b)	$139,300	$138,836
Savage Enterprises LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.75%, 9/15/2028 (b)	253,087	251,597
		633,379
WEB HOSTING/DESIGN — 0.0% (c)
Endure Digital, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 2/10/2028 (b)	264,574	257,629
TOTAL SENIOR FLOATING RATE LOANS (Cost $82,297,315)		81,415,689
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.8%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/2033	1,559,463	1,555,450
2.50%, 9/1/2050	14,940,932	14,323,342
3.00%, 11/1/2042	6,933,473	6,923,340
3.00%, 12/1/2042	5,766,352	5,725,735
3.00%, 1/1/2045	811,304	809,099
3.00%, 2/1/2045	563,257	560,460
3.00%, 3/1/2045	549,054	546,328
3.00%, 4/1/2045	15,462,339	15,410,785
3.00%, 5/1/2045	2,172,837	2,162,049
3.00%, 8/1/2045	6,321,732	6,290,345
3.00%, 7/1/2047	2,189,423	2,174,001
3.00%, 6/1/2051	20,281,681	19,869,901
3.50%, 2/1/2045	895,261	913,260
3.50%, 4/1/2045	13,307,668	13,549,265
3.50%, 6/1/2045	6,697,202	6,818,788
3.50%, 10/1/2045	7,083,011	7,211,600
3.50%, 2/1/2046	3,696,754	3,748,132
4.00%, 4/1/2047	11,181,542	11,509,738
4.00%, 7/1/2047	2,622,996	2,699,985
4.00%, 10/1/2047	5,728,757	5,896,905
4.50%, 6/1/2044	1,010,584	1,071,426
Series 326, Class 300, CMO, 3.00%, 3/15/2044	12,046,259	11,860,276
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR, 5.60%, 5/15/2041 (b)	3,918,509	513,920
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	2,646,030	2,701,191

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR, 6.25%, 5/15/2041 (b)	$721,526	$52,610
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	7,143,504	6,965,008
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	4,352,653	4,207,387
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	32,653,274	33,728,014
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,709,315	3,621,147
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	13,600,820	13,328,711
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	111,351	111,751
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,489,133	4,407,607
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	1,026,369	1,030,005
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	4,122,084	4,104,179
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	13,596,411	14,085,193
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	1,370,382	1,369,196
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	4,129,820	4,113,844
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	4,034,117	3,913,868
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	8,845,368	8,895,740
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	2,323,197	2,318,535
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	3,811,906	3,807,568
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	3,484,428	3,469,769
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	6,393,075	6,333,813
Security Description	Principal Amount	Value
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	$4,894,012	$4,901,542
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	14,260,903	14,328,027
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	3,616,559	3,567,827
Series 5130, Class SD, CMO, IO, SOFR30A + 2.60%, 2.50%, 8/25/2051 (b)	89,471,704	3,850,728
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	8,906,900
1.91%, 12/1/2031	10,000,000	9,167,228
1.98%, 10/1/2033	19,500,000	17,709,513
2.00%, 2/1/2036	1,612,990	1,569,478
2.22%, 12/1/2029	5,400,000	5,167,315
2.44%, 1/1/2032	16,600,000	15,948,039
2.50%, 10/1/2040	21,015,630	20,387,881
2.50%, 9/1/2046	1,917,207	1,826,237
2.50%, 2/1/2047	5,139,142	4,968,980
2.50%, 11/1/2050	8,701,179	8,355,826
2.50%, 2/1/2051	11,816,330	11,325,636
2.50%, 4/1/2051	4,226,336	4,046,139
2.50%, 5/1/2051	9,095,705	8,700,925
2.80%, 11/1/2039	10,034,000	9,518,452
3.00%, 5/1/2035	3,469,955	3,473,728
3.00%, 10/1/2041	10,235,391	10,163,194
3.00%, 3/1/2043	2,575,724	2,572,061
3.00%, 7/1/2043	2,621,178	2,589,125
3.00%, 1/1/2045	71,020	70,154
3.00%, 3/1/2045	724,478	720,360
3.00%, 4/1/2045	1,531,344	1,509,257
3.00%, 7/1/2045	13,837,583	13,817,908
3.00%, 10/1/2046	2,617,065	2,598,605
3.00%, 2/1/2047	9,464,504	9,397,745
3.00%, 11/1/2048	5,822,365	5,781,296
3.00%, 10/1/2049	3,858,893	3,785,001
3.00%, 4/1/2053	12,174,007	12,147,458
3.50%, 9/1/2034	1,001,988	1,024,781
3.50%, 12/1/2034	851,258	870,623
3.50%, 2/1/2035	570,043	583,010
3.50%, 1/1/2045	5,930,173	6,044,675
3.50%, 2/1/2045	1,827,591	1,862,879
3.50%, 6/1/2045	6,780,391	6,898,381
3.88%, 10/1/2030	11,560,000	12,181,210
4.50%, 3/1/2044	873,565	925,498
4.50%, 6/1/2044	346,927	367,551
4.50%, 7/1/2044	349,223	369,984
4.50%, 2/1/2045	535,921	567,781
3.00%, 6/1/2051	17,569,123	17,212,661
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	1,324,997	1,323,045

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR, 5.54%, 6/25/2041 (b)	$2,346,257	$305,267
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,632,449	1,617,951
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR, 5.65%, 1/25/2043 (b)	20,907	15,442
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	18,365,694	18,091,034
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	1,653,645	1,635,710
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR, 5.65%, 4/25/2043 (b)	626,695	508,720
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	4,144,966	4,059,597
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	5,115,037	5,033,662
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	2,633,581	2,621,291
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	5,184,266	5,047,846
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	4,505,495	4,461,696
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	4,202,104	4,158,748
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	2,855,029	2,859,778
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	482,495	484,434
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	5,650,808	5,640,252
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	4,231,918	4,250,870
Series 2018-M10, Class A1, 3.36%, 7/25/2028 (b)	5,548,700	5,617,166
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	10,000,000	9,541,112
Series 2021-29, Class BA, CMO, 1.25%, 5/25/2041	11,307,857	10,605,820
Security Description	Principal Amount	Value
Series 2021-35, Class EH, CMO, 2.00%, 2/25/2037	$18,647,625	$17,994,972
Government National Mortgage Association:
2.50%, 3/20/2051	10,354,560	10,073,626
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR, 5.62%, 11/16/2043 (b)	941,773	136,752
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	2,022,793	2,029,106
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR, 5.73%, 7/20/2042 (b)	2,077,369	110,194
Series 2020-116, Class HS, CMO, IO, 1 Month USD LIBOR + 6.20%, 5.75%, 8/20/2050 (b)	8,914,575	1,587,201
Series 2020-173, Class SY, CMO, IO, 1 Month USD LIBOR + 6.30%, 5.85%, 11/20/2050 (b)	30,546,929	5,052,672
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	37,490,981	4,094,108
Series 2020-176, Class SL, CMO, IO, 1 Month USD LIBOR + 5.00%, 4.55%, 11/20/2050 (b)	10,148,449	1,166,639
Series 2020-185, Class SE, CMO, IO, 1 Month USD LIBOR + 6.30%, 5.85%, 12/20/2050 (b)	36,218,727	7,128,262
Series 2021-125, Class SN, CMO, IO, 1 Month USD LIBOR+ 4.20%, 3.75%, 1/20/2051 (b)	9,497,879	800,404
Series 2021-143, Class IO, IO, VRN, 0.98%, 10/16/2063 (b)	88,681,843	6,915,450
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	56,018,405	4,895,415
Series 2021-40, Class IO, IO, VRN, 0.83%, 2/16/2063 (b)	77,236,495	5,458,155
Series 2021-60, Class IO, IO, VRN, 0.82%, 5/16/2063 (b)	59,947,958	4,251,820
Series 2021-79, Class IO, IO, 0.91%, 8/16/2063 (b)	89,699,792	6,858,095
Series 2021-80, Class IO, IO, VRN, 0.90%, 12/16/2062 (b)	90,630,606	6,907,355
Series 2021-85, Class IO, IO, VRN, 0.68%, 3/16/2063 (b)	102,979,075	6,886,528

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-99, Class IO, IO, VRN, 0.59%, 5/16/2061 (b)	$42,678,743	$2,612,477
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $762,608,920)		719,329,537
U.S. TREASURY OBLIGATIONS — 21.0%
Treasury Bonds 1.88%, 11/15/2051	185,000,000	161,990,625
Treasury Notes:
0.13%, 11/30/2022	34,600,000	34,324,281
0.50%, 11/30/2023	66,700,000	64,834,484
0.63%, 7/31/2026	32,300,000	29,806,844
1.13%, 1/15/2025	19,400,000	18,683,109
1.50%, 2/29/2024	15,200,000	14,979,719
1.50%, 2/15/2025	46,200,000	44,915,063
1.50%, 1/31/2027	19,400,000	18,542,156
1.88%, 2/28/2027	38,700,000	37,669,008
1.88%, 2/28/2029	61,000,000	58,893,594
1.88%, 2/15/2032	24,300,000	23,339,391
2.25%, 11/15/2025	18,700,000	18,510,078
TOTAL U.S. TREASURY OBLIGATIONS (Cost $552,811,828)		526,488,352
MORTGAGE-BACKED SECURITIES — 12.7%
Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,912,213	1,599,173
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	3,616,248	2,524,806
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,736,936	1,799,137
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,461,387	1,563,338
Series 2006-OA2, Class A1, CMO, 1 Month USD LIBOR + 0.42%, 0.87%, 5/20/2046 (b)	1,954,809	1,607,070
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (d)	2,211,448	1,971,189
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	3,834,040	3,199,153
BANK Series 2017-BNK6, Class XA, IO, 0.80%, 7/15/2060 (b)	51,719,901	1,611,005
Security Description	Principal Amount	Value
BBCMS Mortgage Trust Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03%, 1.43%, 8/15/2036 (a) (b)	$925,000	$913,645
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.45%, 1/26/2037 (a) (b)	6,735,877	6,479,480
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.48%, 9/15/2037 (a) (b)	188,893	186,705
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 Month USD LIBOR + 0.46%, 0.92%, 7/25/2037 (b)	7,889,178	1,983,858
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	725,408	601,095
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,367,854	1,632,535
CHL Mortgage Pass-Through Trust:
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,810,754	2,080,068
Series 2007-HYB1, Class 2A1, CMO, 2.98%, 3/25/2037 (b)	1,217,406	1,052,424
CHT COSMO Mortgage Trust Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 3.40%, 11/15/2036 (a) (b)	1,333,000	1,322,172
Citigroup Mortgage Loan Trust:
Series 2007-10, Class 2A2A, CMO, 3.18%, 9/25/2037 (b)	4,747,948	4,279,464
Series 2007-AR4, Class 1A1A, CMO, 3.22%, 3/25/2037 (b)	1,400,271	1,235,891
Series 2007-AR5, Class 1A2A, CMO, 3.04%, 4/25/2037 (b)	735,391	678,136
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	1,280,015	1,229,511
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	4,110,214	3,552,231
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (d)	19,616,044	19,121,769

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-3, Class M1, 4.23%, 2/25/2067 (a) (b)	$10,023,000	$9,535,652
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.40%, 9/15/2033 (a) (b)	347,000	340,051
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2, CMO, SOFR30A + 1.4, 3.10%, 1/25/2042 (a) (b)	12,000,000	11,700,009
Credit Suisse Mortgage Capital Certificates Series 2021-RPL9, Class A1, 2.44%, 2/25/2061 (a) (b)	5,805,014	5,518,884
Credit Suisse Mortgage Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (d)	15,000,000	14,807,295
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.70%, 11/15/2050 (b)	63,085,170	1,823,588
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,344,947	1,300,776
CSMC Trust:
Series 2017-MOON, Class E, 3.20%, 7/10/2034 (a) (b)	3,181,000	3,171,475
Series 2020-RPL2, Class A12, CMO, 3.42%, 2/25/2060 (a) (b)	9,958,163	9,824,775
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (b)	11,907,093	11,578,576
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	5,500,000	5,501,545
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR3, Class 1A4, 0.83%, 6/25/2037 (b)	3,767,938	3,451,789
Federal Home Loan Mortgage Corp.:
Series 2021-HQA4, Class M2, CMO, SOFR30A + 2.6, 2.45%, 12/25/2041 (a) (b)	5,000,000	4,696,977
Series 2022-DNA2, Class M2, SOFR30A + 1.6, 3.85%, 2/25/2042 (a) (b)	9,500,000	9,298,357
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,891,648
Security Description	Principal Amount	Value
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	$2,650,000	$2,451,326
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (b)	747,144	746,929
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 3.13%, 12/15/2036 (a) (b)	100,000	95,757
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.11%, 8/10/2050 (b)	40,061,896	1,733,351
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 1.30%, 7/15/2031 (a) (b)	283,000	280,259
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 2.00%, 7/15/2031 (a) (b)	650,000	617,137
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10%, 2.50%, 7/15/2031 (a) (b)	650,000	617,349
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80%, 3.20%, 7/15/2031 (a) (b)	650,000	616,567
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92%, 4.32%, 7/15/2031 (a) (b)	650,000	571,786
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 Month USD LIBOR + 0.44%, 0.90%, 8/25/2046 (b)	14,041,011	3,661,915
Series 2007-AR1, Class 2A1, 2.74%, 3/25/2047 (b)	4,648,869	3,513,615
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,270,160	9,290,072
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.10%, 4/25/2036 (b)	1,325,927	1,281,015
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (a) (b)	8,492,000	8,127,194
Lehman XS Trust Series 2006-GP2, Class 1A4, 0.85%, 6/25/2046 (b)	5,590,734	5,227,336

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.66%, 12/15/2049 (b)	$48,194,757	$1,199,845
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 3.73%, 1/26/2051 (a) (b)	13,786,968	13,871,935
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 2.69%, 10/25/2060 (a) (b)	913,454	883,171
NRPL Trust Series 2019-3A, Class A1, CMO, 3.00%, 7/25/2059 (a) (d)	3,800,697	3,781,943
PMT Credit Risk Transfer Trust:
Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 3.20%, 5/27/2023 (a) (b)	1,530,138	1,517,236
Series 2021-1R, Class A, 1 Month USD LIBOR + 2.90%, 3.36%, 2/27/2024 (a) (b)	1,063,655	1,068,873
PRPM LLC:
Series 2020-6, Class A1, CMO, 2.36%, 11/25/2025 (a) (d)	3,906,870	3,801,147
Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (d)	17,710,877	17,397,255
RALI Trust Series 2005-QA7, Class A22, CMO, 2.99%, 7/25/2035 (b)	2,326,565	2,240,979
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	16,370,809	16,176,797
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	7,194,994	6,756,993
Seasoned Credit Risk Transfer Trust Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	11,549,540	10,817,518
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (b)	267,886	260,129
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 1.12%, 7/19/2034 (b)	1,367,874	1,309,562
Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.53%, 6/15/2050 (b)	$17,628,992	$1,075,900
Verus Securitization Trust Series 2022-3, Class A1, 4.13%, 2/25/2067	20,000,000	19,938,200
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 2.57%, 11/25/2036 (b)	3,845,744	3,640,501
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-1, Class 4CB, 6.50%, 2/25/2036	5,829,698	5,491,099
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-HY1 Trust Series 2007-HY1, Class A3A, CMO, 1 Month USD LIBOR + 0.23%, 0.92%, 2/25/2037 (b)	4,628,601	3,553,247
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	860,254	853,319
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (d)	2,639,243	691,727
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	4,168,438	3,972,493
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 2.70%, 8/25/2037 (b)	877,454	850,836
TOTAL MORTGAGE-BACKED SECURITIES (Cost $337,181,152)		317,647,565
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.3%
ACRE Commercial Mortgage, Ltd. Series 2021-FL4, Class B, 1 Month USD LIBOR + 1.40%, 1.87%, 12/18/2037 (a) (b)	3,000,000	2,951,400
BANK:
Series 2017-BNK4, Class XA, IO, 1.34%, 5/15/2050 (b)	26,914,227	1,373,355
Series 2021-BN35, Class XA, IO, VRN, 1.05%, 6/15/2064 (b)	9,224,536	668,933

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BBCMS Mortgage Trust Series 2021-C11, Class XA, IO, VRN, 1.39%, 9/15/2054 (b)	$27,180,124	$2,563,135
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.20%, 2/15/2051 (b)	2,545,000	2,537,777
Series 2020-B19, Class XA, IO, VRN, 1.77%, 9/15/2053 (b)	20,015,050	1,845,579
Series 2021-B24, Class XA, IO, VRN, 1.15%, 3/15/2054 (b)	3,388,191	252,393
BX Commercial Mortgage Trust:
Series 2021-21M, Class H, 1 Month USD LIBOR + 4.01%, 4.41%, 10/15/2036 (a) (b)	2,873,000	2,770,233
Series 2021-VOLT, Class E, 1 Month USD LIBOR + 2.00%, 2.40%, 9/15/2036 (a) (b)	1,923,000	1,851,001
Series 2021-VOLT, Class F, 1 Month USD LIBOR + 2.40%, 2.80%, 9/15/2036 (a) (b)	1,923,000	1,858,507
Series 2021-XL2, Class E, 1 Month USD LIBOR + 1.84%, 2.24%, 10/15/2038 (a) (b)	2,812,728	2,743,001
BX Trust:
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15%, 3.55%, 7/15/2034 (a) (b)	1,297,031	1,289,295
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	3,830,000	3,434,419
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.27%, 5/10/2050 (b)	16,314,398	694,008
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 0.99%, 1/10/2048 (b)	23,084,310	721,663
Series 2016-C4, Class XA, IO, 1.63%, 5/10/2058 (b)	10,553,552	539,250
Series 2017-C8, Class XA, IO, 1.49%, 6/15/2050 (b)	22,162,939	1,307,179
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.42%, 2/10/2048 (b)	2,541,000	2,403,672
Security Description	Principal Amount	Value
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (a) (b)	$423,700	$394,860
Series 2015-GC31, Class C, 4.04%, 6/10/2048 (b)	1,500,000	1,481,662
Series 2015-GC33, Class C, 4.58%, 9/10/2058 (b)	1,500,000	1,428,661
Series 2016-GC36, Class XA, IO, 1.22%, 2/10/2049 (b)	19,925,353	744,007
Series 2020-555, Class E, 3.50%, 12/10/2041 (a) (b)	2,047,000	1,766,619
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.10%, 10/10/2046 (b)	25,620,464	337,498
Series 2015-CR22, Class XA, IO, 0.86%, 3/10/2048 (b)	7,465,768	152,912
Series 2015-CR26, Class XA, IO, 0.92%, 10/10/2048 (b)	19,874,155	518,428
Series 2015-DC1, Class C, VRN, 4.33%, 2/10/2048 (b)	644,000	623,915
Series 2015-DC1, Class XA, IO, 1.02%, 2/10/2048 (b)	6,223,531	135,620
Series 2016-CR28, Class C, 4.64%, 2/10/2049 (b)	2,011,000	1,990,535
Series 2016-DC2, Class XA, IO, 0.95%, 2/10/2049 (b)	15,435,646	441,197
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,362,733
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,209,030
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	892,236
Series 2015-C4, Class XA, IO, 0.81%, 11/15/2048 (b)	32,176,689	771,557
Series 2019-C17, Class XA, IO, VRN, 1.36%, 9/15/2052 (b)	30,094,387	2,216,403
CSMC 2017-TIME Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	2,977,000	2,784,774

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CSMC 2020-NET Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	$2,388,355	$2,271,394
CSMC 2021-B33:
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	632,000	594,921
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	2,250,000	2,113,112
CSMC Trust Series 2017-MOON, Class D, 3.20%, 7/10/2034 (a) (b)	2,263,000	2,257,174
DBUBS Mortgage Trust Series 2017-BRBK, Class E, VRN, 3.53%, 10/10/2034 (a) (b)	463,000	438,665
DOLP Trust:
Series 2021-NYC, Class D, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	883,807
Series 2021-NYC, Class E, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	842,228
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (b)	1,147,000	986,437
Great Wolf Trust Series 2019-WOLF, Class F, 1 Month USD LIBOR + 3.13%, 3.53%, 12/15/2036 (a) (b)	100,000	95,555
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.47%, 2/10/2046 (b)	11,390,209	76,640
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.71%, 9/10/2047 (b)	26,040,560	366,601
Series 2015-GC32, Class XA, IO, 0.73%, 7/10/2048 (b)	22,561,666	456,645
Series 2015-GC34, Class XA, IO, 1.22%, 10/10/2048 (b)	15,391,206	529,818
Series 2015-GS1, Class XA, IO, 0.76%, 11/10/2048 (b)	25,552,489	603,244
Series 2016-GS3, Class XA, IO, 1.20%, 10/10/2049 (b)	24,034,611	1,042,050
Series 2019-GC38, Class XA, IO, 0.96%, 2/10/2052 (b)	40,382,474	2,137,887
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 3.55%, 11/15/2036 (a) (b)	2,685,894	2,577,403
Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	$3,000,000	$3,022,370
Series 2015-JP1, Class XA, IO, 0.89%, 1/15/2049 (b)	15,612,929	439,975
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	2,763,908
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (b)	1,055,000	1,059,531
Series 2014-C25, Class XA, IO, 0.82%, 11/15/2047 (b)	4,732,432	83,323
Series 2014-C26, Class C, 4.38%, 1/15/2048 (b)	1,500,000	1,451,699
Series 2015-C28, Class XA, IO, 0.96%, 10/15/2048 (b)	8,677,245	181,197
Series 2015-C30, Class XA, IO, 0.49%, 7/15/2048 (b)	24,367,263	314,919
Series 2015-C32, Class C, 4.65%, 11/15/2048 (b)	1,132,000	888,469
Series 2015-C33, Class C, 4.61%, 12/15/2048 (b)	1,739,000	1,687,647
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.55%, 6/15/2049 (b)	17,500,664	771,624
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.79%, 3/10/2050 (a) (b)	35,366,249	911,965
Manhattan West 2020-1MW Mortgage Trust:
Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,228,476
Series 2020-1MW, Class D, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,179,410
Med Trust Series 2021-MDLN, Class G, 1 Month USD LIBOR + 5.25%, 5.65%, 11/15/2038 (a) (b)	2,864,000	2,815,367
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.57%, 10/15/2046 (b)	12,075,774	73,779
Series 2013-C7, Class XA, IO, 1.27%, 2/15/2046 (b)	11,907,807	49,802

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-C20, Class C, 4.45%, 2/15/2048 (b)	$500,000	$488,028
Series 2016-C28, Class XA, IO, 1.17%, 1/15/2049 (b)	18,681,018	656,591
Series 2016-C30, Class XA, IO, 1.36%, 9/15/2049 (b)	17,163,023	789,899
Series 2016-C31, Class C, 4.27%, 11/15/2049 (b)	3,358,000	3,124,010
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.86%, 12/15/2048 (b)	23,564,870	607,733
Series 2019-L3, Class XA, IO, 0.64%, 11/15/2052 (b)	55,840,477	2,268,064
Series 2020-HR8, Class XA, IO, VRN, 1.84%, 7/15/2053 (b)	13,637,055	1,634,546
Series 2020-L4, Class XA, IO, VRN, 1.08%, 2/15/2053 (b)	33,064,457	2,255,510
One New York Plaza Trust Series 2020-1NYP, Class C, 1 Month USD LIBOR + 2.20%, 2.60%, 1/15/2036 (a) (b)	1,599,000	1,572,497
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	433,175
SLG Office Trust 2021-OVA:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,989,000	1,703,918
Series 2021-OVA, Class F, 2.85%, 7/15/2041 (a)	1,989,000	1,625,567
SREIT Trust Series 2021-MFP, Class D, 1 Month USD LIBOR + 1.58%, 1.97%, 11/15/2038 (a) (b)	2,864,000	2,776,117
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.01%, 10/15/2050 (b)	22,929,720	990,603
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	2,832,983	2,655,344
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	2,025,426	2,004,748
Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.20%, 2/15/2048 (b)	$7,299,628	$197,231
Series 2015-C28, Class C, 4.08%, 5/15/2048 (b)	1,500,000	1,471,878
Series 2015-LC20, Class XA, IO, 1.29%, 4/15/2050 (b)	6,552,102	170,698
Series 2015-NXS1, Class XA, IO, 1.08%, 5/15/2048 (b)	6,973,906	174,867
Series 2015-NXS2, Class XA, IO, 0.65%, 7/15/2058 (b)	22,538,395	401,266
Series 2015-P2, Class XA, IO, 0.96%, 12/15/2048 (b)	15,531,100	457,187
Series 2016-BNK1, Class XB, IO, VRN, 1.33%, 8/15/2049 (b)	19,849,000	1,021,751
Series 2016-C33, Class XA, IO, 1.61%, 3/15/2059 (b)	11,335,660	585,848
Series 2016-C35, Class B, 3.44%, 7/15/2048	3,000,000	2,864,999
Series 2016-LC24, Class C, VRN, 4.43%, 10/15/2049 (b)	1,900,000	1,800,224
Series 2017-C38, Class XA, IO, 1.01%, 7/15/2050 (b)	36,246,673	1,438,553
Series 2017-RC1, Class XA, IO, 1.47%, 1/15/2060 (b)	19,008,276	1,049,156
Series 2019-C50, Class XA, IO, 1.41%, 5/15/2052 (b)	28,250,512	2,079,767
Series 2020-C58, Class XA, IO, VRN, 1.88%, 7/15/2053 (b)	20,036,325	2,447,589
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.00%, 3/15/2047 (b)	8,122,174	103,986
Series 2014-C21, Class XA, IO, 1.02%, 8/15/2047 (b)	13,708,410	242,817
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $179,328,733)		133,348,656

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (h) (i) (Cost $104,298,720)	104,298,720	$104,298,720
TOTAL INVESTMENTS — 99.5% (Cost $2,665,359,318)		2,488,995,044
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		12,333,452
NET ASSETS — 100.0%		$2,501,328,496
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.8% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2022, total aggregate fair value of securities is $166,266 representing 0.0% of net assets.
(f)	Non-income producing security.
(g)	Position is unsettled. Contract rate was not determined at March 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2022.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At March 31, 2022, the Fund had unfunded loan commitments of $137,706, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
TGP Holdings III LLC	11,111	10,711	(450)
Hillman Group Inc. (The)	26,397	25,962	(434)
VT Topco, Inc.	17,108	16,884	(224)
Zelis Healthcare Corporation	23,333	23,136	(197)
Trident TPI Holdings, Inc.	3,235	3,200	(35)
AthenaHealth Group, Inc.	56,522	56,027	(495)
	$137,706	$135,920	$(1,835)
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$2,304,539	$353,130,624	$—	$355,435,163
Asset-Backed Securities	—	220,073,135	—	220,073,135
Foreign Government Obligations	—	30,791,961	—	30,791,961
U.S. Government Agency Obligations	—	719,329,537	—	719,329,537
U.S. Treasury Obligations	—	526,488,352	—	526,488,352
Mortgage-Backed Securities	19,938,200	297,709,365	—	317,647,565
Commercial Mortgage Backed Securities	—	133,348,656	—	133,348,656
Common Stocks	—	—	166,266	166,266
Senior Floating Rate Loans	—	81,415,689	—	81,415,689
Short-Term Investment	104,298,720	—	—	104,298,720
TOTAL INVESTMENTS	$126,541,459	$2,362,287,319	$166,266	$2,488,995,044
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(1,340)	—	(1,340)
(a)	Includes appreciation on unfunded loan commitments.

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	63,404,943	$63,404,943	$819,519,306	$778,625,529	$—	$—	104,298,720	$104,298,720	$26,433
See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 63.6%
ARGENTINA — 1.1%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.64%, 11/4/2026 (a)	$550,000	$454,047
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	450,000	391,284
		845,331
BRAZIL — 2.6%
Itau Unibanco Holding SA Series REGS, 5 year CMT + 3.45%, 3.88%, 4/15/2031 (a)	800,000	757,136
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031	200,000	184,040
Petrobras Global Finance B.V. 5.50%, 6/10/2051	1,100,000	946,000
Simpar Europe SA 5.20%, 1/26/2031	200,000	179,500
		2,066,676
CHILE — 8.3%
CAP SA:
3.90%, 4/27/2031 (b)	600,000	541,938
3.90%, 4/27/2031	1,000,000	903,230
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	2,500,000	1,885,500
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	130,400	122,335
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	1,426,320	1,371,364
Engie Energia Chile SA 3.40%, 1/28/2030	400,000	368,488
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	400,000	134,572
Mercury Chile Holdco LLC 6.50%, 1/24/2027 (b)	800,000	765,888
Telefonica Moviles Chile SA 3.54%, 11/18/2031 (b)	150,000	139,914
VTR Finance NV Series REGS, 6.38%, 7/15/2028	500,000	484,960
		6,718,189
COLOMBIA — 7.0%
AI Candelaria Spain SLU 5.75%, 6/15/2033 (b)	500,000	429,265
Banco Davivienda SA 10 Year CMT + 5.10%, 6.65%, 4/22/2031 (a)(b)	400,000	368,460
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,357,650
5.88%, 5/28/2045	100,000	87,527
5.88%, 11/2/2051	250,000	213,020
Security Description	Principal Amount	Value
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	$1,500,000	$1,334,370
Series REGS, 4.38%, 2/15/2031	500,000	430,730
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	555,930
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	950,000	895,195
		5,672,147
INDIA — 4.6%
Adani International Container Terminal Pvt, Ltd.:
3.00%, 2/16/2031 (b)	384,000	342,206
Series REGS, 3.00%, 2/16/2031	960,000	857,222
Adani Ports & Special Economic Zone, Ltd.:
3.10%, 2/2/2031	1,000,000	860,910
Series REGS, 4.38%, 7/3/2029	700,000	673,498
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	592,859
Vedanta Resources, Ltd. Series REGS, 6.13%, 8/9/2024	400,000	345,936
		3,672,631
INDONESIA — 3.6%
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	348,680	347,637
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	800,000	758,912
Series REGS, 5.63%, 8/10/2037	2,000,000	1,821,020
		2,927,569
JAMAICA — 0.1%
Digicel Group Holdings, Ltd.:
7.00%, 12/31/2099 (b)	61,377	48,795
8.00%, 4/1/2025 (b)	44,197	39,260
		88,055
KUWAIT — 1.0%
Equate Petrochemical B.V. Series REGS, 2.63%, 4/28/2028	900,000	833,625
MALAYSIA — 2.9%
Petronas Capital, Ltd. 2.48%, 1/28/2032 (b)	400,000	373,384

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	$2,000,000	$1,972,620
		2,346,004
MEXICO — 2.1%
Banco Mercantil del Norte SA Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	787,120
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b)	300,000	195,630
Petroleos Mexicanos 6.75%, 9/21/2047	550,000	447,255
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	283,264
		1,713,269
PANAMA — 1.5%
Banco Nacional de Panama 2.50%, 8/11/2030 (b)	300,000	265,284
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	200,000	198,472
UEP Penonome II SA 6.50%, 10/1/2038 (b)	759,915	765,857
		1,229,613
PERU — 6.5%
Banco BBVA Peru SA 5 year CMT + 2.75%, 5.25%, 9/22/2029 (a)	200,000	203,636
Banco de Credito del Peru S.A.:
Series REGS, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)	200,000	187,800
5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)(b)	250,000	234,750
Banco Internacional del Peru SAA Interbank Series REGS, 3 Month USD LIBOR + 5.76%, 6.63%, 3/19/2029	898,000	922,713
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (a)	700,000	671,685
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	865,441	844,896
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	1,053,800	1,051,987
Inkia Energy, Ltd. Series REGS, 5.88%, 11/9/2027	300,000	289,773
Orazul Energy Egenor SCA 5.63%, 4/28/2027	252,000	241,393
Petroleos del Peru SA:
4.75%, 6/19/2032	500,000	447,585
Security Description	Principal Amount	Value
5.63%, 6/19/2047	$200,000	$168,500
		5,264,718
QATAR — 1.7%
Qatar Energy 2.25%, 7/12/2031	1,500,000	1,380,210
SAUDI ARABIA — 0.5%
SA Global Sukuk, Ltd. 2.69%, 6/17/2031 (b)	400,000	379,144
SINGAPORE — 11.3%
DBS Group Holdings, Ltd. Series GMTN, 5 year CMT + 1.10%, 1.82%, 3/10/2031 (a)	950,000	886,397
Oversea-Chinese Banking Corp., Ltd.:
5 year CMT + 1.58%, 1.83%, 9/10/2030 (a)(b)	500,000	470,725
Series REGS, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (a)	1,700,000	1,600,465
PSA Treasury Pte, Ltd. Series GMTN, 2.13%, 9/5/2029	2,000,000	1,874,880
SingTel Group Treasury Pte, Ltd. 1.88%, 6/10/2030	1,500,000	1,359,291
Temasek Financial I Ltd.:
1.00%, 10/6/2030 (b)	2,100,000	1,802,325
Series REGS, 1.00%, 10/6/2030	250,000	214,563
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	400,000	396,984
Series GMTN, 5 year CMT + 1.52%, 1.75%, 3/16/2031 (a)	600,000	558,570
		9,164,200
SOUTH KOREA — 4.3%
Korea East-West Power Co., Ltd. Series REGS, 1.75%, 5/6/2025	1,100,000	1,055,956
KT Corp.:
1.00%, 9/1/2025	400,000	370,672
Series REGS, 2.50%, 7/18/2026	800,000	779,640
LG Chem, Ltd. 2.38%, 7/7/2031 (b)	200,000	179,922
NongHyup Bank 1.25%, 7/20/2025 (b)	600,000	564,480
Shinhan Financial Group Co., Ltd. 5 year CMT + 2.06%, 2.88%, 5/12/2026 (a)(b)	550,000	502,331
		3,453,001
THAILAND — 1.2%
Bangkok Bank PCL 5 Year CMT + 4.72%, 5.00%, 12/31/2099	400,000	390,860

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Kasikornbank PCL Series EMTN, 5 year CMT + 4.94%, 5.28%, 10/14/2025 (a)	$600,000	$595,500
		986,360
UNITED ARAB EMIRATES — 3.2%
Galaxy Pipeline Assets Bidco, Ltd.:
2.16%, 3/31/2034 (b)	2,300,000	2,120,462
Series REGS, 2.63%, 3/31/2036	500,000	448,192
		2,568,654
UNITED STATES — 0.1%
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	100,000	100,625
TOTAL CORPORATE BONDS & NOTES (Cost $55,897,768)		51,410,021
FOREIGN GOVERNMENT OBLIGATIONS — 33.5%
BRAZIL — 2.4%
Brazilian Government International Bond:
3.75%, 9/12/2031	900,000	813,294
5.00%, 1/27/2045	300,000	267,063
5.63%, 2/21/2047	900,000	850,644
		1,931,001
CHILE — 3.0%
Chile Government International Bond:
2.55%, 1/27/2032	600,000	564,582
2.55%, 7/27/2033	600,000	547,128
3.10%, 5/7/2041	600,000	530,220
3.10%, 1/22/2061	200,000	164,592
3.50%, 1/25/2050	700,000	641,403
		2,447,925
COLOMBIA — 3.8%
Colombia Government International Bond:
3.13%, 4/15/2031	700,000	593,719
3.25%, 4/22/2032	1,400,000	1,173,480
4.13%, 5/15/2051	950,000	719,074
5.00%, 6/15/2045	700,000	588,749
		3,075,022
DOMINICAN REPUBLIC — 2.4%
Dominican Republic International Bond:
Series 144A, 4.88%, 9/23/2032 (b)	1,900,000	1,723,167
Security Description	Principal Amount	Value
Series 144A, 6.00%, 2/22/2033 (b)	$200,000	$195,230
		1,918,397
INDONESIA — 4.7%
Indonesia Government International Bond:
3.70%, 10/30/2049	1,600,000	1,544,672
4.35%, 1/11/2048	500,000	515,520
Perusahaan Penerbit SBSN Indonesia III:
2.55%, 6/9/2031 (b)	1,500,000	1,433,790
Series REGS, 3.80%, 6/23/2050	300,000	292,518
		3,786,500
MEXICO — 5.5%
Mexico Government International Bond:
2.66%, 5/24/2031	1,600,000	1,456,304
4.28%, 8/14/2041	1,600,000	1,494,160
4.35%, 1/15/2047	300,000	278,049
4.40%, 2/12/2052	1,350,000	1,243,404
		4,471,917
PANAMA — 3.3%
Panama Government International Bond:
2.25%, 9/29/2032	300,000	265,620
3.87%, 7/23/2060	2,100,000	1,843,401
4.30%, 4/29/2053	600,000	579,450
		2,688,471
PHILIPPINES — 3.4%
Philippine Government International Bond:
2.46%, 5/5/2030	400,000	380,500
2.65%, 12/10/2045	500,000	413,875
3.70%, 3/1/2041	1,000,000	971,050
3.70%, 2/2/2042	1,000,000	970,340
		2,735,765
SAUDI ARABIA — 3.0%
Saudi Government International Bond:
Series REGS, 2.25%, 2/2/2033	2,000,000	1,840,000
Series REGS, 3.45%, 2/2/2061	700,000	620,687
		2,460,687
SOUTH AFRICA — 0.7%
Republic of South Africa Government International Bond 4.30%, 10/12/2028	600,000	579,132
SOUTH KOREA — 0.8%
Korea Development Bank 1.63%, 1/19/2031	500,000	444,675

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Korea Electric Power Corp. Series REGS, 1.13%, 6/15/2025	$200,000	$188,162
		632,837
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Government International Bond Series 144A, 3.13%, 4/16/2030 (b)	400,000	408,872
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $29,876,717)		27,136,526
	Shares
SHORT-TERM INVESTMENT — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d) (Cost $2,725,156)	2,725,156	2,725,156
TOTAL INVESTMENTS — 100.5% (Cost $88,499,641)		81,271,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(411,597)
NET ASSETS — 100.0%		$80,860,106

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.4% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$51,410,021	$—	$51,410,021
Foreign Government Obligations	—	27,136,526	—	27,136,526
Short-Term Investment	2,725,156	—	—	2,725,156
TOTAL INVESTMENTS	$2,725,156	$78,546,547	$—	$81,271,703
See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Industry Breakdown as of March 31, 2022

% of Net Assets
Foreign Government Obligations	33.5%
Electric	15.8
Banks	13.4
Oil & Gas	10.1
Commercial Services	5.7
Pipelines	4.8
Telecommunications	3.6
Energy-Alternate Sources	2.6
Investment Company Security	2.5
Iron/Steel	1.8
Chemicals	1.3
Diversified Financial Services	0.8
Media	0.6
Mining	0.6
Short-Term Investment	3.4
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,549,386	$2,549,386	$25,803,574	$25,627,804	$—	$—	2,725,156	$2,725,156	$2,718,095
See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 18.1%
ADVERTISING — 0.2%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/1/2024	$335,000	$338,973
AEROSPACE & DEFENSE — 0.3%
Boeing Co. 4.51%, 5/1/2023	355,000	361,067
TransDigm, Inc. 5.50%, 11/15/2027	20,000	19,925
		380,992
AGRICULTURE — 0.3%
BAT International Finance PLC 1.67%, 3/25/2026	405,000	372,292
AIRLINES — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%, 4/20/2029 (a)	80,000	79,727
Southwest Airlines Co. 4.75%, 5/4/2023	355,000	362,966
United Airlines, Inc. 4.63%, 4/15/2029 (a)	115,000	109,480
		552,173
AUTO MANUFACTURERS — 0.5%
Ford Motor Co. 3.25%, 2/12/2032	45,000	40,185
General Motors Financial Co., Inc. 5.25%, 3/1/2026	315,000	330,142
Hyundai Capital America:
1.00%, 9/17/2024 (a)	100,000	94,112
2.85%, 11/1/2022 (a)	165,000	165,535
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024 (a)	80,000	75,008
		704,982
AUTO PARTS & EQUIPMENT — 0.0% (b)
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031 (a)	40,000	37,060
BANKS — 2.8%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	198,544
Banco Internacional del Peru SAA Interbank Series REGS, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (c)	150,000	143,933
Bank of America Corp.:
SOFR + 0.69%, 0.83%, 4/22/2025 (c)	115,000	114,200
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.79%, 1.37%, 3/5/2024 (c)	$235,000	$235,486
Bank of Montreal 0.95%, 3/8/2024	325,000	325,039
Bank of Nova Scotia 0.65%, 7/31/2024	175,000	166,150
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 1.55%, 6/1/2024 (c)	260,000	261,469
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	105,000	99,902
DBS Group Holdings, Ltd. Series GMTN, 5 year CMT + 1.10%, 1.82%, 3/10/2031 (c)	200,000	186,610
Goldman Sachs Group, Inc. 3.50%, 4/1/2025	335,000	337,717
Itau Unibanco Holding SA Series REGS, 5 year CMT + 3.45%, 3.88%, 4/15/2031 (c)	200,000	189,284
JPMorgan Chase & Co. 3.90%, 7/15/2025	330,000	339,167
Macquarie Group, Ltd. 3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (c)	330,000	333,963
Morgan Stanley Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	350,000	344,348
Toronto-Dominion Bank Series MTN, 0.70%, 9/10/2024	350,000	332,661
Wells Fargo & Co. Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	340,000	335,951
		3,944,424
BEVERAGES — 0.2%
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	355,000	343,125
BIOTECHNOLOGY — 0.2%
Royalty Pharma PLC 0.75%, 9/2/2023	355,000	345,067
BUILDING MATERIALS — 0.1%
Carrier Global Corp. 2.24%, 2/15/2025	52,000	50,529
Griffon Corp. 5.75%, 3/1/2028	85,000	81,691
		132,220
CHEMICALS — 0.1%
EverArc Escrow S.A.R.L. 5.00%, 10/30/2029 (a)	85,000	77,614
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	85,000	79,456
		157,070

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.6%
Garda World Security Corp. 6.00%, 6/1/2029 (a)	$65,000	$58,464
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	65,000	61,087
PSA Treasury Pte, Ltd. Class GMTN, 2.50%, 4/12/2026	200,000	196,636
Triton Container International, Ltd. 0.80%, 8/1/2023 (a)	475,000	459,624
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	80,000	80,420
		856,231
DIVERSIFIED FINANCIAL SERVICES — 1.0%
American Express Co. 1.17%, 3/4/2025	165,000	166,272
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (a)	325,000	332,134
Capital One Financial Corp. 3.90%, 1/29/2024	335,000	340,457
Charles Schwab Corp. 1.28%, 3/3/2027	340,000	340,796
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	53,690	48,818
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	85,000	81,072
OneMain Finance Corp. 5.38%, 11/15/2029	75,000	72,987
PennyMac Financial Services, Inc. 4.25%, 2/15/2029 (a)	70,000	60,056
		1,442,592
ELECTRIC — 1.9%
Calpine Corp. 4.63%, 2/1/2029 (a)	85,000	78,653
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	130,400	122,335
Entergy Louisiana LLC 0.95%, 10/1/2024	350,000	334,351
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	314,706	307,235
Guacolda Energia SA Series REGS, 4.56%, 4/30/2025	200,000	67,286
Inkia Energy, Ltd. Series REGS, 5.88%, 11/9/2027	250,000	241,477
Minejesa Capital B.V. Series REGS, 4.63%, 8/10/2030	400,000	379,456
Security Description	Principal Amount	Value
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	$45,000	$39,645
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	170,000	169,789
3.25%, 2/16/2024	220,000	219,281
Pike Corp. 5.50%, 9/1/2028 (a)	70,000	65,866
Southern California Edison Co. SOFR + 0.83%, 1.10%, 4/1/2024 (c)	340,000	340,289
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	300,000	295,893
		2,661,556
ENTERTAINMENT — 0.3%
Magallanes, Inc. 3.79%, 3/15/2025	345,000	345,086
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	80,000	68,871
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (a)	80,000	78,832
		492,789
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 2.50%, 8/15/2024	340,000	336,569
FOOD — 0.3%
Conagra Brands, Inc. 4.30%, 5/1/2024	332,000	341,150
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	45,000	44,785
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	85,000	76,652
		462,587
GAS — 0.1%
Atmos Energy Corp. 0.63%, 3/9/2023	145,000	143,196
HEALTH CARE PRODUCTS — 0.3%
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	375,000	359,512
HEALTH CARE SERVICES — 0.5%
Anthem, Inc. 3.50%, 8/15/2024	340,000	344,821
CHS/Community Health Systems, Inc.:
6.00%, 1/15/2029 (a)	20,000	20,230
6.88%, 4/15/2029 (a)	20,000	19,580
HCA, Inc. 5.00%, 3/15/2024	325,000	336,889

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Tenet Healthcare Corp. 6.13%, 10/1/2028 (a)	$40,000	$40,658
		762,178
HOME BUILDERS — 0.1%
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	85,000	79,818
HOUSEHOLD PRODUCTS & WARES — 0.0% (b)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (a)	55,000	50,720
INSURANCE — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	65,000	64,270
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	85,000	81,198
Athene Global Funding SOFR + 0.70%, 0.91%, 5/24/2024 (a) (c)	350,000	345,562
Brighthouse Financial Global Funding 0.60%, 6/28/2023 (a)	145,000	141,537
Grupo de Inversiones Suramericana SA 5.50%, 4/29/2026	200,000	201,984
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	40,000	40,447
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	335,000	342,105
		1,217,103
INTERNET — 0.3%
Expedia Group, Inc. 6.25%, 5/1/2025 (a)	330,000	352,922
LEISURE TIME — 0.2%
Carnival Corp. 5.75%, 3/1/2027 (a)	125,000	119,146
NCL Corp., Ltd. 5.88%, 2/15/2027 (a)	40,000	39,501
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	130,000	118,588
		277,235
LODGING — 0.4%
Hyatt Hotels Corp. 1.30%, 10/1/2023	295,000	287,557
Marriott International, Inc. 3.60%, 4/15/2024	330,000	333,660
		621,217
MEDIA — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 3/1/2030 (a)	80,000	76,896
Security Description	Principal Amount	Value
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	$30,000	$29,575
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	20,000	19,013
		125,484
MINING — 0.3%
Arconic Corp. 6.13%, 2/15/2028 (a)	80,000	80,358
Glencore Funding LLC 4.13%, 5/30/2023 (a)	330,000	335,174
		415,532
OIL & GAS — 1.6%
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	80,000	82,651
CNX Resources Corp. 6.00%, 1/15/2029 (a)	85,000	86,046
Ecopetrol SA 4.13%, 1/16/2025	50,000	49,270
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	40,000	40,481
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	10,000	10,138
7.13%, 2/1/2027 (a)	55,000	57,617
Occidental Petroleum Corp.:
6.45%, 9/15/2036	15,000	17,628
6.63%, 9/1/2030	35,000	40,165
Pertamina Persero PT 1.40%, 2/9/2026	200,000	185,206
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	250,000	252,717
Pioneer Natural Resources Co. 0.55%, 5/15/2023	355,000	347,094
Qatar Petroleum 1.38%, 9/12/2026	300,000	279,762
Reliance Industries, Ltd. Class REGS, 4.13%, 1/28/2025	300,000	304,821
SA Global Sukuk, Ltd.:
1.60%, 6/17/2026 (a)	200,000	188,066
1.60%, 6/17/2026	200,000	187,952
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	84,375	83,526
		2,213,140
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	380,000	386,969
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	80,000	80,427
		467,396

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.0% (b)
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	$25,000	$25,723
PIPELINES — 0.8%
Energy Transfer L.P.:
4.05%, 3/15/2025	55,000	55,702
5.88%, 1/15/2024	300,000	311,781
EQM Midstream Partners L.P. 4.75%, 1/15/2031 (a)	75,000	70,322
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	352,960	358,491
Hess Midstream Operations L.P. 4.25%, 2/15/2030 (a)	80,000	75,486
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	80,000	78,606
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	200,000	203,232
		1,153,620
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a)	85,000	80,078
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	45,000	41,514
Welltower, Inc. REIT, 3.63%, 3/15/2024	330,000	333,581
		375,095
RETAIL — 0.5%
Dollar Tree, Inc. 4.00%, 5/15/2025	350,000	358,508
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	65,000	59,811
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	85,000	81,189
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	85,000	79,848
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	85,000	76,582
		655,938
SEMICONDUCTORS — 0.2%
Microchip Technology, Inc. 0.97%, 2/15/2024	360,000	345,391
Security Description	Principal Amount	Value
SOFTWARE — 0.0% (b)
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	$60,000	$58,210
TELECOMMUNICATIONS — 1.2%
AT&T, Inc. 4.45%, 4/1/2024	330,000	339,798
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	20,000	19,967
KT Corp.:
1.00%, 9/1/2025	250,000	231,670
Series REGS, 2.50%, 7/18/2026	200,000	194,910
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	179,465
SingTel Group Treasury Pte, Ltd. Class EMTN, 3.25%, 6/30/2025	200,000	201,270
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 1.61%, 5/15/2025 (c)	330,000	334,250
VTR Comunicaciones SpA 5.13%, 1/15/2028	200,000	189,668
		1,690,998
TRANSPORTATION — 0.2%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	350,000	336,213
TRUCKING & LEASING — 0.3%
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	385,000	379,510
TOTAL CORPORATE BONDS & NOTES (Cost $26,860,888)		25,746,931
ASSET-BACKED SECURITIES — 19.3%
ASSET-BACKED - OTHER — 0.5%
FS Rialto 2022-Fl4 Issuer LLC 2.70%, 1/19/2039	250,000	249,950
VMC Finance 2022-FL5 LLC 2.17%, 2/18/2039	450,000	450,000
		699,950
AUTOMOBILE — 1.0%
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	600,000	580,701
Exeter Automobile Receivables Trust Series 2021-1A, Class C, 0.74%, 1/15/2026	500,000	490,696

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	$350,000	$331,246
		1,402,643
OTHER ABS — 17.6%
ACREC 2021-FL1, Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.62%, 10/16/2036 (a) (c)	181,000	178,198
Affirm Asset Securitization Trust Series 2020-A, Class B, 3.54%, 2/18/2025 (a)	750,000	749,172
Anchorage Capital CLO 19, Ltd. Series 2021-19A, Class A, 3 Month USD LIBOR + 1.21%, 1.37%, 10/15/2034 (a) (c)	1,500,000	1,484,694
Arbor Realty Collateralized Loan Obligation 2020-FL1, Ltd. Series 2020-FL1, Class AS, 1 Month USD LIBOR + 1.51%, 1.82%, 2/15/2035 (a) (c)	131,000	130,306
Bain Capital Credit CLO Series 2019-1A, Class AR, 3 Month USD LIBOR + 1.13%, 1.38%, 4/19/2034 (a) (c)	500,000	494,969
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 1.54%, 8/15/2036 (a) (c)	62,384	62,231
BRSP 2021-FL1, Ltd. Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.60%, 8/19/2038 (a) (c)	151,000	148,565
BSPRT Issuer, Ltd.:
Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 1.55%, 5/15/2029 (a) (c)	167,944	167,296
Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.100%, 1.50%, 3/15/2036 (a) (c)	138,000	136,158
Carlyle US CLO, Ltd Series 2021-1A, Class A1, 3 Month USD LIBOR + 1.140%, 1.38%, 4/15/2034 (a) (c)	1,000,000	996,321
CarVal CLO IV, Ltd. Series 2021-1A, Class A1A, 3 Month USD LIBOR + 1.18%, 1.43%, 7/20/2034 (a) (c)	500,000	497,322
Security Description	Principal Amount	Value
CHCP, Ltd.:
Series 2021-FL1, Class A, 1 Month USD LIBOR + 1.16%, 1.21%, 2/15/2038 (a) (c)	$300,000	$298,233
Series 2021-FL1, Class AS, 1 Month USD LIBOR + 1.41%, 1.46%, 2/15/2038 (a) (c)	100,000	98,081
CLNC, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.66%, 1.71%, 8/20/2035 (a) (c)	131,000	128,730
CQS US CLO 2021-1, Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.22%, 1.47%, 1/20/2035 (a) (c)	1,000,000	985,800
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 Month USD LIBOR + 1.005%, 1.46%, 10/25/2034 (c)	647,064	635,739
FS RIALTO Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.22%, 1.65%, 5/16/2038 (a) (c)	150,000	147,765
FS Rialto 2019-FL1 Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.20%, 1.63%, 12/16/2036 (a) (c)	115,762	115,548
FS Rialto 2021-FL3 Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 1.68%, 11/16/2036 (a) (c)	181,000	178,087
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class A1A, 3 Month USD LIBOR + 1.45%, 1.75%, 11/30/2032 (a) (c)	1,150,000	1,142,755
Jamestown CLO XV, Ltd. Series 2020-15A, Class A, 3 Month USD LIBOR + 1.34%, 1.58%, 4/15/2033 (a) (c)	500,000	497,000
LCCM 2021-FL2 Trust Series 2021-FL2, Class A, 1 Month USD LIBOR + 1.20%, 1.60%, 12/13/2038 (a) (c)	151,000	149,251
LCCM Trust Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.45%, 1.85%, 11/15/2038 (a) (c)	181,000	179,308
Lendingpoint 2021-A Asset Securitization Trust Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	400,000	386,623

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 1.53%, 5/15/2028 (a) (c)	$19,301	$19,238
LoanCore 2019-CRE2 Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.90%, 5/15/2036 (a) (c)	100,000	98,154
LoanCore 2022-CRE7 Issuer, Ltd. Series 2022-CRE7, Class A, 1 Month USD LIBOR + 1.55%, 1.60%, 1/17/2037 (a) (c)	500,000	496,618
Loanpal Solar Loan, Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	382,966	350,169
Marble Point CLO XXI, Ltd. Series 2021-3A, Class A1, 3 Month USD LIBOR + 1.24%, 1.48%, 10/17/2034 (a) (c)	2,000,000	1,990,018
Marlette Funding Trust Series 2021-1A, Class C, 1.41%, 6/16/2031 (a)	650,000	617,447
MF1 2021-FL7, Ltd. Series 2021-FL7, Class A, 1 Month USD LIBOR + 1.08%, 1.51%, 10/16/2036 (a) (c)	192,000	189,279
MF1 2022-FL8, Ltd. Series 2022-FL8, Class A, 1 Month USD LIBOR + 1.35%, 1.40%, 2/19/2037 (a) (c)	157,000	155,748
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL6, Class A, 1 Month USD LIBOR + 1.10%, 1.57%, 7/16/2036 (a) (c)	150,000	148,876
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 2.00%, 2/15/2036 (a) (c)	120,000	119,437
Northwoods Capital XVI, Ltd. Series 2017-16A, Class A, 3 Month USD LIBOR + 1.27%, 1.78%, 11/15/2030 (a) (c)	1,000,626	996,123
Octagon Investment Partners 51, Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.15%, 1.40%, 7/20/2034 (a) (c)	1,000,000	988,800
Pagaya AI Debt Selection Trust Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	1,000,000	938,570
Security Description	Principal Amount	Value
Pagaya AI Debt Selection Trust 2021-5 Series 2021-5, Class B, 2.63%, 8/15/2029 (a)	$1,000,000	$943,603
Peace Park CLO, Ltd. Series 2021-1A, Class A, 3 Month USD LIBOR + 1.13%, 1.38%, 10/20/2034 (a) (c)	1,000,000	987,500
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2, 3 Month USD LIBOR + 1.16, 1.41%, 4/20/2034 (a) (c)	1,000,000	987,900
Regatta XXIII Funding, Ltd. Series 2021-4A, Class A1, 3 Month USD LIBOR + 1.15, 1.26%, 1/20/2035 (a) (c)	2,265,000	2,235,555
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	400,402	361,100
Shackleton CLO, Ltd. Series 2013-3A, Class AR, 3 Month USD LIBOR + 1.12%, 1.36%, 7/15/2030 (a) (c)	497,278	493,996
Sound Point CLO Series 2020-1A, Class AR, 3 Month USD LIBOR + 1.17%, 1.42%, 7/20/2034 (a) (c)	1,000,000	994,072
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.51%, 1.82%, 7/15/2038 (a) (c)	100,000	99,313
TPG REAL ESTATE FINANCE TRTX 2022 FL5 A 144A Series 2022-FL5, Class A, 1 Month USD LIBOR + 1.65%, 1.70%, 2/15/2039 (a) (c)	200,000	198,527
Vibrant ClO VIII, Ltd. Series 2018-8A, Class A1A, 3 Month USD LIBOR + 1.14%, 1.39%, 1/20/2031 (a) (c)	500,000	495,900
Washington Mutural Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 Month USD LIBOR + 0.18%, 0.64%, 10/25/2036 (c)	294,483	131,607
		25,025,702
STUDENT LOAN ABS — 0.2%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	160,203	159,498

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	$46,262	$46,139
		205,637
TOTAL ASSET-BACKED SECURITIES (Cost $27,761,004)		27,333,932
FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
CHILE — 0.3%
Chile Government International Bond 3.13%, 1/21/2026	400,000	402,996
COLOMBIA — 0.3%
Colombia Government International Bond 4.50%, 1/28/2026	400,000	399,776
INDONESIA — 0.1%
Perusahaan Penerbit SBSN Indonesia III Series 144A, 1.50%, 6/9/2026 (a)	200,000	188,898
PANAMA — 0.2%
Panama Government International Bond 3.75%, 3/16/2025	250,000	254,767
PERU — 0.1%
Corp. Financiera de Desarrollo SA Series REGS, 3 Month USD LIBOR + 5.605%, 5.25%, 7/15/2029 (c)	200,000	197,052
QATAR — 0.3%
Qatar Government International Bond Series REGS, 3.25%, 6/2/2026	400,000	407,448
SOUTH AFRICA — 0.2%
Republic of South Africa Government International Bond 4.88%, 4/14/2026	200,000	203,386
SOUTH KOREA — 0.4%
Korea Development Bank 1.25%, 6/3/2025	200,000	190,773
Korea Electric Power Corp. Series REGS, 1.13%, 6/15/2025	400,000	376,324
		567,097
Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond Series 144A, 2.50%, 4/16/2025 (a)	$200,000	$199,176
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,982,617)		2,820,596
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.6%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036	2,553,150	2,422,185
2.00%, 3/1/2036	1,463,659	1,422,889
2.00%, 5/1/2036	2,702,296	2,628,090
2.00%, 10/1/2041	1,448,406	1,363,948
Series 4211, Class AP, 1.60%, 3/15/2043	1,021,610	988,068
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	641,362	624,167
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	970,227	916,520
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	535,400	530,379
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	81,432	81,370
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	92,375	89,621
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	244,701	245,077
Series K722, Class X1, IO, 1.32%, 3/25/2023 (c)	359,403	2,976
Federal National Mortgage Association:
1.50%, 2/1/2036	1,639,129	1,555,035
1.50%, 3/1/2036	422,324	400,474
1.50%, 5/1/2036	1,115,516	1,057,801
2.00%, 2/1/2036	1,209,743	1,177,108
2.00%, 9/1/2036	929,362	903,471
2.50%, 1/1/2032	1,131,339	1,128,428
3.00%, 11/1/2033	844,398	854,753
3.00%, 11/1/2036	185,197	185,359
Series 2010-141, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.47%, 0.93%, 12/25/2040 (c)	171,309	171,472
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	537,260	535,126

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 0.91%, 3/25/2046 (c)	$269,905	$269,420
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.76%, 12/25/2047 (c)	192,077	190,381
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.76%, 6/25/2048 (c)	220,131	218,299
Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (c)	1,083,984	998,940
Freddie Mac Pool 2.00%, 11/1/2036	1,192,506	1,160,756
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,395,313)		22,122,113
U.S. TREASURY OBLIGATIONS — 19.5%
U.S. Treasury Bill 0.26%, 8/11/2022	20,800,000	20,736,699
U.S. Treasury Note:
1.63%, 4/30/2023	4,000,000	3,992,500
2.25%, 12/31/2023	3,000,000	2,999,179
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,750,443)		27,728,378
MORTGAGE-BACKED SECURITIES — 9.0%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	257,620	166,805
Alternative Loan Trust 2006-J7 Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	437,563	263,067
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 3.45%, 12/15/2036 (a) (c)	36,000	33,524
BANK:
Series 2017-BNK6, Class XA, IO, 0.80%, 7/15/2060 (c)	1,061,898	33,077
Series 2020-BN26, Class XA, IO, VRN, 1.23%, 3/15/2063 (c)	1,311,291	99,300
BBCMS Mortgage Trust Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 2.90%, 8/15/2036 (a) (c)	38,000	37,055
Security Description	Principal Amount	Value
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.49%, 1/15/2051 (c)	$2,182,544	$49,520
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.48%, 9/15/2037 (a) (c)	164,755	162,846
Cantor Commercial Real Estate Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (c)	163,000	159,676
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 2.20%, 12/15/2036 (a) (c)	95,000	92,896
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	257,449
Series 2016-GC37, Class XA, IO, 1.69%, 4/10/2049 (c)	414,331	21,753
COLT Mortgage Loan Trust Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (d)	1,471,203	1,434,133
COMM Mortgage Trust:
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.40%, 9/15/2033 (a) (c)	70,000	68,598
Series 2015-CR25, Class XA, IO, 0.82%, 8/10/2048 (c)	1,147,701	26,164
Credit Suisse Mortgage Capital Certificates Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 2.30%, 7/15/2032 (a) (c)	29,000	27,872
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.24%, 6/15/2050 (c)	245,894	11,123
Series 2017-CX10, Class XA, IO, 0.70%, 11/15/2050 (c)	967,564	27,969
Series 2017-CX9, Class XA, IO, 0.85%, 9/15/2050 (c)	1,799,101	30,897
CSMC Mortgage Backed Trust Series 2020-RPL3, Class A1, CMO, 2.69%, 3/25/2060 (a) (c)	994,412	975,262
Government National Mortgage Association Series 2022-24, Class DC, 2.00%, 11/20/2034	965,224	932,147
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 3.13%, 12/15/2036 (a) (c)	125,000	119,696

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust:
Series 2012-ALOH, Class A, 3.55%, 4/10/2034 (a)	$129,000	$128,950
Series 2021-IP, Class A, 1 Month USD LIBOR + 0.95%, 1.35%, 10/15/2036 (a) (c)	181,000	176,618
Series 2017-GS7, Class XA, IO, 1.11%, 8/10/2050 (c)	385,860	16,695
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 1.36%, 7/15/2036 (a) (c)	107,000	105,933
Series 2016-JP4, Class XA, IO, 0.59%, 12/15/2049 (c)	1,391,048	30,796
JPMBB Commercial Mortgage Securities Trust:
Series 2019-COR5, Class XA, IO, VRN, 1.48%, 6/13/2052 (c)	1,107,881	84,804
Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (c)	150,000	149,019
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (d)	432,844	419,181
LoanCore 2019-CRE3 Issuer, Ltd. Series 2019-CRE3, Class AS, 1 Month USD LIBOR + 1.37%, 1.77%, 4/15/2034 (a) (c)	117,900	117,063
MF1 2020-FL3, Ltd. Series 2020-FL3, Class A, 1 Month USD LIBOR + 2.16%, 2.47%, 7/15/2035 (a) (c)	34,036	33,977
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 0.93%, 4/15/2047 (c)	733,991	9,148
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a) (c)	1,159,596	15,611
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 1.70%, 5/15/2036 (a) (c)	163,000	160,126
Series 2019-PLND, Class D, 1 Month USD LIBOR + 1.75%, 2.15%, 5/15/2036 (a) (c)	127,000	122,876
Series 2016-UB12, Class XA, IO, 0.66%, 12/15/2049 (c)	1,361,990	33,908
Morgan Stanley Captial I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (c)	151,000	143,237
Security Description	Principal Amount	Value
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 1.30%, 10/15/2037 (a) (c)	$79,000	$78,357
Natixis Commercial Mortgage Securities Trust Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 1.35%, 6/15/2035 (a) (c)	52,510	50,533
PFP, Ltd. Series 2019-6, Class A, 1 Month USD LIBOR + 1.05%, 1.48%, 4/14/2037 (a) (c)	34,608	34,307
PRPM LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (a)	1,967,875	1,933,028
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,571,888	793,890
Toorak Mortgage Corp., Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (a) (d)	964,857	957,103
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.53%, 6/15/2050 (c)	617,145	37,664
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	347,186	348,405
Verus Securitization Trust Series 2022-3, Class A1, 4.13%, 2/25/2067	900,000	897,219
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 0.87%, 10/25/2035 (c)	363,189	327,058
WELLS FARGO COMMERCIAL MORTGAG WFCM 2022 ONL A 144A Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	500,000	498,135
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, IO, VRN, 1.33%, 6/15/2052 (c)	990,418	70,245
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.78%, 12/15/2046 (c)	780,540	8,409
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,181,703)		12,813,124

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.7%
Arbor Multifamily Mortgage Securities Trust 2021-MF2 Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	$139,000	$131,547
Benchmark 2019-B15 Mortgage Trust Series 2019-B15, Class XA, IO, VRN, 0.82%, 12/15/2072 (c)	4,073,663	189,848
BPR Trust 2021-TY Series 2021-TY, Class A, 1 Month USD LIBOR + 1.05%, 1.45%, 9/15/2038 (a) (c)	192,000	188,502
BX Commercial Mortgage Trust 2021-21M Series 2021-21M, Class A, 1 Month USD LIBOR + 0.73%, 1.13%, 10/15/2036 (a) (c)	181,000	176,598
BX Trust Series 2021-VIEW, Class A, 1 Month USD LIBOR + 1.28%, 1.68%, 6/15/2023 (a) (c)	299,000	296,038
BXHPP Trust 2021-FILM Series 2021-FILM, Class B, 1 Month USD LIBOR + 0.90%, 1.30%, 8/15/2036 (a) (c)	224,000	216,017
BXMT, Ltd. Series 2021-FL4, Class A, 1 Month USD LIBOR + 1.05%, 1.45%, 5/15/2038 (a) (c)	138,000	135,693
EQUS 2021-EQAZ Mortgage Trust Series 2021-EQAZ, Class A, 1 Month USD LIBOR + 0.75%, 1.15%, 10/15/2038 (a) (c)	181,000	177,107
Extended Stay America Trust Series 2021-ESH, Class A, 1 Month USD LIBOR + 1.08%, 1.48%, 7/15/2038 (a) (c)	149,082	147,298
GPMT, Ltd. Series 2021-FL3, Class A, 1 Month USD LIBOR + 1.25%, 1.72%, 7/16/2035 (a) (c)	85,999	85,700
GS Mortgage Securities Trust Series 2020-GC47, Class XA, IO, VRN, 1.13%, 5/12/2053 (c)	2,113,631	161,052
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 Month USD LIBOR + 1.31%, 1.64%, 7/15/2036 (a) (c)	138,000	135,321
MHP 2022-MHIL Series 2022-MHIL, Class A, 1 Month USD LIBOR + 0.81%, 1.12%, 1/15/2027 (a) (c)	157,000	153,377
Security Description	Principal Amount	Value
Morgan Stanley Capital I, Inc. Series 2021-ILP, Class A, 1 Month USD LIBOR + 0.78%, 1.17%, 11/15/2023 (a) (c)	$180,403	$176,727
SMR 2022-IND Mortgage Trust Series 2022-IND, Class A, 1 Month USD LIBOR + 1.65%, 1.95%, 2/15/2039 (a) (c)	155,299	155,984
SREIT Trust 2021-MFP Series 2021-MFP, Class A, 1 Month USD LIBOR + 0.73%, 1.13%, 11/15/2038 (a) (c)	181,000	177,328
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	151,000	142,656
Series 2021-SAVE, Class A, 1 Month USD LIBOR + 1.150%, 1.55%, 2/15/2040 (a) (c)	90,902	90,007
Series 2021-SAVE, Class B, 1 Month USD LIBOR + 1.450%, 1.85%, 2/15/2040 (a) (c)	90,902	89,607
Series 2019-C52, Class XA, IO, VRN, 1.59%, 8/15/2052 (c)	2,915,462	247,515
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	250,000	250,482
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (c)	235,000	238,244
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,949,571)		3,762,648
SENIOR FLOATING RATE LOANS — 7.2%
CABLE/SATELLITE TV — 0.2%
Cable One, Inc. Senior Secured 2021 Term Loan B4, 1 Month USD LIBOR + 2.00% 2.46%, 5/3/2028 (c)	287,775	284,790
CAPITAL MARKETS — 0.0% (b)
Focus Financial Partners LLC , 1 Month USD LIBOR + 2.50% 3.00%, 6/30/2028 (c)	34,912	34,514
CASINO SERVICES — 0.2%
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 2.25% 7/21/2026 (c)	363,937	361,436

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.1%
Element Solutions Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.00% 2.46%, 1/31/2026 (c)	$222,969	$221,696
COMMERCIAL SERVICES — 0.2%
Terminix Co., LLC Senior Secured 2019 Term Loan D, 1 Month USD LIBOR + 1.75% 2.25%, 11/5/2026 (c)	300,000	298,625
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Clean Harbors Inc. Senior Secured 2021 Incremental Term Loan B, 1 Month USD LIBOR + 2.00% 2.46%, 10/8/2028(c)	75,000	74,438
KAR Auction Services, Inc. Senior Secured 2019 Term Loan B6, 1 Month USD LIBOR + 2.25% 2.75%, 9/19/2026(c)	297,710	295,849
		370,287
DISTRIBUTION/WHOLESALE — 0.2%
Resideo Funding Inc. Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 2.25% 2.75%, 2/11/2028 (c)	298,496	294,641
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Setanta Aircraft Leasing DAC Senior Secured Term Loan B, 3 Month USD LIBOR + 2.00% 3.01%, 11/5/2028(c)	185,000	182,534
Trans Union LLC Senior Secured 2019 Term Loan B5, 11/16/2026(c)	236,103	233,063
		415,597
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75% 2.21%, 3/1/2027 (c)	425,000	417,662
ENTERTAINMENT — 0.3%
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1/20/2028 (c)	425,000	421,813
Security Description	Principal Amount	Value
FINANCE-OTHER SERVICES — 0.3%
RPI Intermediate Finance Trust Senior Secured 2020 Term Loan B1, 2/11/2027 (c)	$407,810	$404,649
FOOD PRODUCTS — 0.3%
KFC Holding Co. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75% 2.22%, 3/15/2028 (c)	421,805	419,299
FORESTRY — 0.3%
Asplundh Tree Expert, LLC Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 1.75% 2.21%, 9/7/2027 (c)	421,788	418,068
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (b)
ICU Medical, Inc. Senior Secured Term Loan B, 2 Month USD LIBOR + 2.25% 3.00%, 1/8/2029 (c)	30,000	29,930
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 1.75% 2.25%, 3/15/2028(c)	422,870	419,303
ICON Luxembourg S.A.R.L. Senior Secured LUX Term Loan, 7/3/2028(c)	308,535	307,475
ICON Luxembourg S.A.R.L. Senior Secured US Term Loan, 7/3/2028(c)	76,871	76,607
		803,385
HOUSEHOLD DURABLES — 0.0% (b)
Installed Building Products, Inc. Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 2.25% 2.75%, 12/14/2028 (c)	14,963	14,936
HOUSEHOLD PRODUCTS — 0.3%
Reynolds Consumer Products, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 1.75% 2.21%, 2/4/2027 (c)	411,350	405,473
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Vistra Operations Co., LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75% 2.19%, 12/31/2025 (c)	371,589	368,338

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
INTERACTIVE MEDIA & SERVICES — 0.3%
Go Daddy Operating Co., LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 1.75% 2.21%, 2/15/2024 (c)	$417,061	$414,888
IT SERVICES — 0.3%
Fleetcor Technologies Operating Company LLC Senior Secured 2021 Term Loan B4, 4/28/2028 (c)	421,815	415,563
MACHINERY — 0.4%
Ali Group S.R.L. , 10/13/2028(e)	85,000	83,902
Fluidra Finco SL Senior Secured 2022 USD Term Loan B, 1 Month USD LIBOR + 2.00% 2.50%, 1/29/2029(c)	44,888	44,601
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75% 2.21%, 3/1/2027(c)	446,582	439,942
		568,445
MEDIA — 0.2%
Gray Television, Inc. Senior Secured 2021 Term Loan D, 12/1/2028(c)	79,800	79,494
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.50% 2.73%, 9/18/2026(c)	230,000	229,404
		308,898
MRI/MEDICAL DIAG IMAGING — 0.3%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75% 2.76%, 6/11/2025 (c)	396,862	395,175
PHARMACEUTICALS — 0.6%
Catalent Pharma Solutions Inc. Senior Secured 2021 Term Loan B3, 2/22/2028(c)	34,825	34,868
Elanco Animal Health, Inc. Senior Secured Term Loan B, 8/1/2027(c)	503,633	496,512
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00% 2.46%, 11/15/2027(c)	319,481	314,569
		845,949
Security Description	Principal Amount	Value
PROFESSIONAL SERVICES — 0.1%
Trans Union LLC Senior Secured 2021 Term Loan B6, 1 Month USD LIBOR + 2.25% 2.75%, 12/1/2028 (c)	$82,504	$82,023
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
Iron Mountain, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75% 2.21%, 1/2/2026 (c)	421,705	417,138
SOFTWARE — 0.5%
NortonLifeLock Inc. , 1/28/2029(e)	295,000	291,743
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 1.75% 2.21%, 4/16/2025(c)	431,276	425,198
		716,941
THRIFTS & MORTGAGE FINANCE — 0.0% (b)
Walker & Dunlop, Inc. Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 2.25% 2.33%, 12/16/2028 (c)	39,900	39,750
TOTAL SENIOR FLOATING RATE LOANS (Cost $10,237,379)		10,189,909
	Shares
SHORT-TERM INVESTMENT — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (f) (g) (Cost $8,185,318)	8,185,318	8,185,318
TOTAL INVESTMENTS — 99.2% (Cost $145,304,236)		140,702,949
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,150,699
NET ASSETS — 100.0%		$141,853,648
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.8% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(e)	Position is unsettled. Contract rate was not determined at March 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$191,995	$25,554,936	$—	$25,746,931
Asset-Backed Securities	699,950	26,633,982	—	27,333,932
Foreign Government Obligations	—	2,820,596	—	2,820,596
U.S. Government Agency Obligations	—	22,122,113	—	22,122,113
U.S. Treasury Obligations	—	27,728,378	—	27,728,378
Mortgage-Backed Securities	897,219	11,915,905	—	12,813,124
Commercial Mortgage Backed Securities	—	3,762,648	—	3,762,648
Senior Floating Rate Loans	—	10,189,909	—	10,189,909
Short-Term Investment	8,185,318	—	—	8,185,318
TOTAL INVESTMENTS	$9,974,482	$130,728,467	$—	$140,702,949

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,576,244	$14,576,244	$165,093,869	$171,484,795	$—	$—	8,185,318	$8,185,318	$3,628
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC FIXED INCOME — 99.7%
SPDR Bloomberg 1-3 Month T-Bill ETF (a)(b)	225,750	$20,640,322
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	295,410	10,088,251
SPDR Portfolio Intermediate Term Treasury ETF (a)	383,203	11,607,219
SPDR Portfolio Long Term Corporate Bond ETF (a)	407,791	11,332,512
SPDR Portfolio Long Term Treasury ETF (a)	550,943	20,836,664
SPDR Portfolio Mortgage Backed Bond ETF (a)(b)	1,060,086	25,399,661
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $106,392,846)		99,904,629
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d)	271,198	271,198
State Street Navigator Securities Lending Portfolio II (e)(f)	2,123,500	2,123,500
TOTAL SHORT-TERM INVESTMENTS (Cost $2,394,698)		$2,394,698
TOTAL INVESTMENTS — 102.1% (Cost $108,787,544)		102,299,327
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(2,132,922)
NET ASSETS — 100.0%		$100,166,405

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$99,904,629	$—	$—	$99,904,629
Short-Term Investments	2,394,698	—	—	2,394,698
TOTAL INVESTMENTS	$102,299,327	$—	$—	$102,299,327
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Bloomberg 1-3 Month T-Bill ETF	39,726	$3,633,737	$26,439,716	$9,427,241	$(2,602)	$(3,288)	225,750	$20,640,322	$—
SPDR Bloomberg High Yield Bond ETF	—	—	11,937,100	11,686,750	(250,350)	—	—	—	53,159
SPDR Portfolio Intermediate Term Corporate Bond ETF	508,248	18,652,702	12,551,261	20,134,824	(102,858)	(878,030)	295,410	10,088,251	195,721
SPDR Portfolio Intermediate Term Treasury ETF	292,929	9,485,041	8,438,089	5,481,214	44,554	(879,251)	383,203	11,607,219	57,656
SPDR Portfolio Long Term Corporate Bond ETF	634,102	20,151,762	22,226,587	27,482,522	(2,003,120)	(1,560,195)	407,791	11,332,512	569,978
SPDR Portfolio Long Term Treasury ETF	139,338	5,754,659	22,421,611	5,900,904	94,882	(1,533,584)	550,943	20,836,664	118,600
SPDR Portfolio Mortgage Backed Bond ETF	973,311	25,169,822	19,065,042	16,701,136	(322,916)	(1,811,151)	1,060,086	25,399,661	505,743
State Street Institutional U.S. Government Money Market Fund, Class G Shares	136,849	136,849	545,627	411,278	—	—	271,198	271,198	76
State Street Navigator Securities Lending Portfolio II	24,628,973	24,628,973	654,736,327	677,241,800	—	—	2,123,500	2,123,500	198,040
Total		$107,613,545	$778,361,360	$774,467,669	$(2,542,410)	$(6,665,499)		$102,299,327	$1,698,973
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 99.8%
The Communication Services Select Sector SPDR Fund (a)(b)	85,310	$5,867,622
The Consumer Discretionary Select Sector SPDR Fund (a)	85,858	15,883,730
The Consumer Staples Select Sector SPDR Fund (a)(b)	383,342	29,091,824
The Energy Select Sector SPDR Fund (a)(b)	137,250	10,491,390
The Financial Select Sector SPDR Fund (a)	856,337	32,814,834
The Health Care Select Sector SPDR Fund (a)(b)	131,252	17,980,212
The Industrial Select Sector SPDR Fund (a)(b)	147,247	15,163,496
The Materials Select Sector SPDR Fund (a)(b)	204,128	17,993,883
The Technology Select Sector SPDR Fund (a)(b)	430,011	68,341,648
The Utilities Select Sector SPDR Fund (a)(b)	25,427	1,893,295
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $202,110,456)		215,521,934
SHORT-TERM INVESTMENTS — 11.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d)	474,230	474,230
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	24,716,902	$24,716,902
TOTAL SHORT-TERM INVESTMENTS (Cost $25,191,132)		$25,191,132
TOTAL INVESTMENTS — 111.5% (Cost $227,301,588)		240,713,066
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.5)%		(24,778,546)
NET ASSETS — 100.0%		$215,934,520
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$215,521,934	$—	$—	$215,521,934
Short-Term Investments	25,191,132	—	—	25,191,132
TOTAL INVESTMENTS	$240,713,066	$—	$—	$240,713,066
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	422,278	$422,278	$3,217,524	$3,165,572	$—	$—	474,230	$474,230	$125
State Street Navigator Securities Lending Portfolio II	49,478,804	49,478,804	1,082,052,933	1,106,814,835	—	—	24,716,902	24,716,902	41,483
The Communication Services Select Sector SPDR Fund	150,287	12,168,738	50,685,854	54,510,434	(1,164,547)	(1,311,989)	85,310	5,867,622	92,512
The Consumer Discretionary Select Sector SPDR Fund	—	—	17,279,519	684,087	(31,479)	(680,223)	85,858	15,883,730	27,077
The Consumer Staples Select Sector SPDR Fund	67,445	4,719,127	94,041,136	72,461,537	1,778,431	1,014,667	383,342	29,091,824	478,312
The Energy Select Sector SPDR Fund	100,084	5,391,525	23,020,165	19,537,768	(155,173)	1,772,641	137,250	10,491,390	217,594
The Financial Select Sector SPDR Fund	599,399	21,991,949	50,001,278	40,298,355	1,639,963	(520,001)	856,337	32,814,834	381,012
The Health Care Select Sector SPDR Fund	—	—	40,201,724	22,140,888	(336,804)	256,180	131,252	17,980,212	53,018
The Industrial Select Sector SPDR Fund	274,818	28,141,363	27,239,411	40,181,599	(25,513)	(10,166)	147,247	15,163,496	60,213
The Materials Select Sector SPDR Fund	351,629	28,942,583	51,613,543	62,775,028	(266,665)	479,450	204,128	17,993,883	247,851
The Technology Select Sector SPDR Fund	492,231	72,682,830	26,591,003	36,409,836	4,438,315	1,039,336	430,011	68,341,648	417,541
The Utilities Select Sector SPDR Fund	—	—	6,328,660	4,747,468	124,441	187,662	25,427	1,893,295	52,926
Total		$223,939,197	$1,472,272,750	$1,463,727,407	$6,000,969	$2,227,557		$240,713,066	$2,069,664
See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 92.6%
ALABAMA — 1.5%
Southeast Energy Authority, A Cooperative District , General Obligation Series B, VRN, 4.00%, 12/1/2051 (a)	$500,000	$536,882
ARIZONA — 0.3%
Maricopa County Industrial Development Authority Revenue AMT, 4.00%, 10/15/2047 (b)	100,000	98,737
CALIFORNIA — 16.7%
Alameda Corridor Transportation Authority Revenue Series B, 5.00%, 10/1/2035 (c)	105,000	116,807
Anaheim Public Financing Authority Revenue ETM, Zero Coupon, 9/1/2036 (c)	320,000	210,371
California Housing Finance Revenue 3.50%, 11/20/2035	177,410	185,086
California, State General Obligation:
5.00%, 8/1/2029	100,000	112,063
5.00%, 8/1/2030	360,000	402,792
5.00%, 9/1/2031	245,000	274,176
5.00%, 8/1/2033	280,000	311,810
Grossmont Union High School District, General Obligation Zero Coupon, 8/1/2028 (c)	120,000	101,398
Los Angeles, CA, Unified School District, General Obligation Series A, 5.00%, 7/1/2029	1,000,000	1,184,163
Municipal Improvement Corp. of Los Angeles, Revenue Series A, 1.45%, 11/1/2027	540,000	494,533
Norman Y Mineta San Jose International Airport SJC Revenue:
Series A, AMT, 5.00%, 3/1/2025	170,000	178,282
Series A, AMT, 5.00%, 3/1/2037	210,000	228,914
Palomar Health, General Obligation Series A, Zero Coupon, 8/1/2027 (c)	100,000	85,072
Peralta Community College District, General Obligation Series A, 5.00%, 8/1/2026	150,000	159,764
Sacramento City Financing Authority Revenue 5.00%, 12/1/2026 (c)	190,000	210,355
San Diego County Regional Airport Authority Revenue Series B, AMT, 4.00%, 7/1/2051	155,000	158,366
San Diego County, CA, Regional Airport Authority Revenue Series B, AMT, 4.00%, 7/1/2056	165,000	168,220
Security Description	Principal Amount	Value
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue Series A, 5.00%, 4/1/2032	$155,000	$171,921
San Diego Public Facilities Financing Authority Revenue Series A, 5.00%, 5/15/2032	155,000	172,244
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Series H, AMT, 5.00%, 5/1/2028	175,000	197,439
San Mateo Foster City Public Financing Authority Revenue Series B, 5.00%, 8/1/2025	330,000	361,692
University of California, Revenue Series BI, 1.37%, 5/15/2028	595,000	536,535
		6,022,003
COLORADO — 2.4%
City & County of Denver Co. Airport System Revenue Series B2, AMT, VRN, 5.00%, 11/15/2031 (a)	400,000	434,924
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2030	400,000	436,441
		871,365
CONNECTICUT — 1.2%
Connecticut, State Health & Educational Facility Authority Revenue Series A, 5.00%, 7/1/2027	120,000	127,579
South Central Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2037	125,000	138,874
State of Connecticut, General Obligation Series B, 5.00%, 2/15/2028	150,000	172,336
		438,789
FLORIDA — 2.0%
County of Miami-Dade FL Aviation Revenue Series A, AMT, 5.00%, 10/1/2029	210,000	222,002
Florida Development Finance Corp. Revenue VRN, 6.75%, 12/1/2056 (a) (b)	250,000	242,646
Miami-Dade County, FL, General Obligation Series A, 5.00%, 7/1/2029	245,000	273,946
		738,594
GEORGIA — 3.2%
Georgia, State General Obligation Series A, 5.00%, 7/1/2028	1,000,000	1,171,579
GUAM — 0.9%
Territory of Guam Revenue Series A, 5.00%, 11/1/2035	300,000	340,448

See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 8.1%
Chicago Board of Education, General Obligation 5.00%, 12/1/2035	$300,000	$327,187
Chicago Transit Authority Capital Grant Receipts Revenue 5.00%, 6/1/2024	150,000	159,213
Chicago, IL, Board of Education, General Obligation Series A, 5.00%, 12/1/2036	300,000	326,827
Chicago, IL, O'Hare International Airport Revenue Series B, 5.00%, 1/1/2029	160,000	171,137
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2029	360,000	403,949
State of Illinois Sales Tax Revenue 5.00%, 6/15/2026	565,000	620,373
State of Illinois, General Obligation:
4.00%, 3/1/2038	730,000	744,247
5.00%, 12/1/2031	150,000	163,025
		2,915,958
KENTUCKY — 0.3%
Kentucky, Economic Development Finance Authority Revenue Series A, 4.25%, 7/1/2035	100,000	104,268
MARYLAND — 3.5%
State of Maryland Department of Transportation Revenue:
AMT, 5.00%, 8/1/2027	250,000	279,130
AMT, 5.00%, 8/1/2028	400,000	452,384
AMT, 5.00%, 8/1/2030	200,000	231,358
AMT, 5.00%, 8/1/2031	250,000	291,783
		1,254,655
MASSACHUSETTS — 0.2%
Massachusetts Development Finance Agency Revenue VRN, 0.45%, 7/1/2041 (a)	90,000	83,272
MICHIGAN — 0.4%
Michigan, State Finance Authority Revenue 5.00%, 11/1/2034	110,000	128,344
MINNESOTA — 3.6%
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation Series C, 5.00%, 12/1/2028	1,000,000	1,176,641
State of Mississippi, General Obligation Series A, 5.00%, 8/1/2035	100,000	116,270
		1,292,911
Security Description	Principal Amount	Value
MISSISSIPPI — 0.3%
State of Mississippi Gaming Tax Revenue 5.00%, 10/15/2028	$100,000	$109,703
MISSOURI — 0.3%
City of State Louis MO Airport Revenue 5.00%, 7/1/2029	100,000	115,308
NEW JERSEY — 3.9%
New Jersey Economic Development Authority Revenue 5.00%, 6/15/2031	1,000,000	1,130,419
New Jersey Transportation Trust Fund Authority Revenue Series A, 5.00%, 6/15/2025	245,000	264,251
		1,394,670
NEW YORK — 15.4%
City of New York NY, General Obligation 4.00%, 8/1/2037	1,000,000	1,064,718
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00%, 8/1/2025	300,000	327,899
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 8/1/2027	120,000	128,093
Series A-1, 5.00%, 11/1/2023	330,000	346,780
New York, State Dormitory Authority Revenue, State Supported Debt:
4.00%, 10/1/2025 (c)	850,000	906,609
Series B-GRP B, 5.00%, 2/15/2034	300,000	323,530
Series E, 5.25%, 3/15/2033	400,000	441,352
New York, State Environmental Facilities Corp., Revenue 5.00%, 6/15/2025	565,000	617,871
New York, State Urban Development Corp., Revenue Series A, 5.00%, 3/15/2026	1,000,000	1,107,650
Triborough Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/1/2025	85,000	93,544
Series C-3, 4.00%, 5/15/2051	200,000	210,948
		5,568,994
NORTH CAROLINA — 0.4%
North Carolina, State Revenue Series B, 5.00%, 5/1/2027	120,000	137,045
OHIO — 2.8%
State of Ohio Revenue 5.00%, 1/1/2029	850,000	994,641

See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
OREGON — 3.4%
Medford Hospital Facilities Authority Revenue Series A, 5.00%, 8/15/2032	$900,000	$1,057,552
Oregon, State General Obligation 1.02%, 5/1/2026	185,000	172,705
		1,230,257
PENNSYLVANIA — 2.9%
City of Philadelphia PA Airport Revenue Series B, AMT, 5.00%, 7/1/2032	750,000	824,942
Pennsylvania Economic Development Financing Authority Revenue Series A, 5.00%, 2/1/2025	100,000	106,392
Pennsylvania, State General Obligation 5.00%, 3/15/2027	100,000	108,558
		1,039,892
TENNESSEE — 1.4%
New Memphis Arena Public Building Authority Revenue 4.00%, 4/1/2030	530,000	501,307
TEXAS — 7.5%
Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2027	1,000,000	1,137,047
Houston of Harris County, TX, Port Authority General Obligation Series A, AMT, 5.00%, 10/1/2027	260,000	298,441
Lake Houston Redevelopment Authority Revenue 3.00%, 9/1/2034	375,000	350,001
New Hope, Cultural Education Facilities Corp. Revenue Series A-1, 5.50%, 1/1/2057	320,000	285,269
Plano, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2027	215,000	239,302
Texas, State General Obligation 5.00%, 8/1/2026	250,000	267,097
University of Texas, Revenue 5.00%, 8/15/2027	100,000	114,677
		2,691,834
UTAH — 2.0%
Vineyard Redevelopment Agency:
5.00%, 5/1/2024 (c)	350,000	371,168
5.00%, 5/1/2027	325,000	366,812
		737,980
VIRGINIA — 3.3%
Hampton Roads Transportation Accountability Commission Revenue Series A, 5.00%, 7/1/2026	575,000	641,696
Security Description	Principal Amount	Value
Virginia Small Business Financing Authority Revenue:
5.00%, 6/30/2039	$125,000	$141,716
5.00%, 12/31/2039	355,000	402,474
		1,185,886
WASHINGTON — 0.5%
Washington, State General Obligation 5.00%, 8/1/2029	150,000	167,764
WISCONSIN — 4.2%
Wisconsin Health & Educational Facilities Authority Revenue:
5.00%, 10/15/2027	350,000	399,673
5.00%, 10/15/2028	850,000	987,740
Wisconsin, State General Obligation Series 2, 5.00%, 11/1/2027	100,000	113,429
		1,500,842
TOTAL MUNICIPAL BONDS & NOTES (Cost $36,166,036)		33,373,928
	Shares
SHORT-TERM INVESTMENT — 6.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d) (e) (Cost $2,327,724)	2,327,724	2,327,724
TOTAL INVESTMENTS — 99.0% (Cost $38,493,760)		35,701,652
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		355,004
NET ASSETS — 100.0%		$36,056,656
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	4.4%
Build America Mutual Assurance Company	0.6%
National Public Finance Guaranty Corp.	0.3%
Assured Guaranty Corp.	0.2%

See accompanying notes to schedule of investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$33,373,928	$—	$33,373,928
Short-Term Investment	2,327,724	—	—	2,327,724
TOTAL INVESTMENTS	$2,327,724	$33,373,928	$—	$35,701,652

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,374,817	$1,374,817	$13,977,084	$13,024,177	$—	$—	2,327,724	$2,327,724	$645
See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 52.3%
AUSTRALIA — 0.7%
FMG Resources August 2006 Pty, Ltd. 4.50%, 9/15/2027 (a)	$137,000	$133,530
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a)	20,000	20,386
Macquarie Group, Ltd. SOFR + 2.40%, 4.44%, 6/21/2033 (a) (b)	140,000	141,646
		295,562
BRAZIL — 0.0% (c)
MercadoLibre, Inc. 2.00%, 8/15/2028	3,000	8,320
CANADA — 1.8%
Athabasca Oil Corp. 9.75%, 11/1/2026 (a)	45,000	47,884
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	60,000	62,632
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	60,000	64,654
Bombardier, Inc. 6.00%, 2/15/2028 (a)	84,000	78,706
Garda World Security Corp. 9.50%, 11/1/2027 (a)	35,000	35,929
MEG Energy Corp. 7.13%, 2/1/2027 (a)	129,000	135,139
Methanex Corp. 5.65%, 12/1/2044	25,000	22,877
Parkland Corp. 4.50%, 10/1/2029 (a)	55,000	50,998
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	120,000	121,201
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	60,000	61,738
Tervita Corp. 11.00%, 12/1/2025 (a)	38,000	43,065
		724,823
FRANCE — 0.5%
Credit Agricole SA 5 Year USD + 3.237%, 4.75%, 3/23/2029 (a) (b)	200,000	181,190
GERMANY — 1.2%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	150,000	135,000
VRN, USD 5 year swap rate + 4.358%, 4.79%, 4/30/2025 (b)	400,000	372,259
		507,259
Security Description	Principal Amount	Value
IRELAND — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	$150,000	$135,585
Bank of Ireland Group PLC VRN, 1 year CMT + 1.10%, 2.03%, 9/30/2027 (a) (b)	200,000	181,094
		316,679
ITALY — 1.5%
Intesa Sanpaolo SpA 1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (b)	400,000	342,268
Telecom Italia Capital SA 7.20%, 7/18/2036	70,000	68,165
UniCredit SpA 5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	200,000	212,166
		622,599
NETHERLANDS — 0.5%
ING Groep NV SOFR + 2.07%, 4.25%, 3/28/2033 (b)	200,000	205,784
SPAIN — 1.4%
Banco Santander SA:
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b)	200,000	179,442
1 year CMT + 2.00%, 4.18%, 3/24/2028 (b)	200,000	201,388
VRN, USISDA05 + 4.99%, 7.50%, 2/8/2024 (b)	200,000	207,500
		588,330
UNITED KINGDOM — 1.3%
Avon Products, Inc. 6.50%, 3/15/2023	20,000	20,183
Barclays PLC 1 year CMT + 1.30%, 2.89%, 11/24/2032 (b)	200,000	181,520
Harbour Energy PLC 5.50%, 10/15/2026 (a)	200,000	197,546
TechnipFMC PLC 6.50%, 2/1/2026 (a)	124,000	128,449
		527,698
UNITED STATES — 42.6%
ADT Security Corp. 4.88%, 7/15/2032 (a)	102,000	94,137
Airbnb, Inc. Zero Coupon, 3/15/2026	5,000	4,849
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 2/15/2023 (a)	182,000	182,169
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	25,000	24,681

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	$70,000	$69,951
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 7/15/2027 (a)	70,000	72,346
Amazon.com, Inc. 3.10%, 5/12/2051	145,000	136,201
American Airlines Group, Inc. 6.50%, 7/1/2025	30,000	40,670
American International Group, Inc. Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	30,000	30,012
American Tower Corp. 2.30%, 9/15/2031	150,000	130,929
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	124,000	120,914
Antero Resources Corp. 8.38%, 7/15/2026 (a)	129,000	142,612
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	40,000	36,898
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	25,000	25,481
Ashland LLC 3.38%, 9/1/2031 (a)	100,000	89,066
AT&T, Inc.:
3.50%, 2/1/2061	35,000	29,701
3.55%, 9/15/2055	70,000	61,405
3.65%, 9/15/2059	95,000	83,474
3.80%, 12/1/2057	15,000	13,697
3.85%, 6/1/2060	20,000	18,004
Athene Global Funding 2.65%, 10/4/2031 (a)	150,000	133,234
Atkore, Inc. 4.25%, 6/1/2031 (a)	125,000	117,421
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024	25,000	37,682
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (a)	75,000	74,951
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	260,000	234,650
Bank of America Corp. SOFR + 1.33%, 1.38%, 4/2/2026 (b)	140,000	141,229
Bath & Body Works, Inc.:
6.75%, 7/1/2036	12,000	12,248
6.95%, 3/1/2033	15,000	15,487
7.50%, 6/15/2029	10,000	10,839
BGC Partners, Inc. 4.38%, 12/15/2025	35,000	35,139
Bill.com Holdings, Inc. Zero Coupon, 12/1/2025	8,000	12,752
Security Description	Principal Amount	Value
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	$80,000	$74,928
BlackRock, Inc. 2.10%, 2/25/2032	110,000	99,658
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	155,000	134,836
Blackstone Private Credit Fund:
2.35%, 11/22/2024 (a)	150,000	142,176
2.63%, 12/15/2026 (a)	225,000	201,924
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	150,000	139,689
2.85%, 9/30/2028 (a)	80,000	69,420
Blue Owl Finance LLC 4.13%, 10/7/2051 (a)	150,000	118,951
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	70,000	65,053
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	45,000	43,355
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	70,000	70,853
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	345,000	307,947
4.15%, 4/15/2032 (a)	145,000	144,682
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	139,000	136,877
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	75,000	65,147
Caesars Entertainment, Inc. 4.63%, 10/15/2029 (a)	85,000	79,721
Calpine Corp. 5.13%, 3/15/2028 (a)	55,000	52,468
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	10,000	9,252
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 1/15/2034 (a)	150,000	130,071
Cedar Fair L.P. 5.25%, 7/15/2029	55,000	53,698
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	10,000	9,998
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.90%, 6/1/2052	145,000	122,745
4.40%, 4/1/2033	140,000	139,768
Citigroup, Inc.:
4.65%, 7/23/2048	115,000	130,057
SOFR + 1.53%, 1.58%, 3/17/2026 (b)	100,000	101,173
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	124,000	122,940

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Clarios Global L.P./Clarios US Finance Co. 8.50%, 5/15/2027 (a)	$60,000	$62,261
Cloudflare, Inc. 0.01%, 8/15/2026 (a)	5,000	4,999
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	80,000	81,067
8.75%, 4/15/2030 (a)	90,000	84,712
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	107,000	91,840
Commercial Metals Co. 4.38%, 3/15/2032	119,000	110,872
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	65,000	61,599
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	105,000	98,250
Corebridge Financial, Inc. 4.40%, 4/5/2052 (a)	115,000	114,980
CoreCivic, Inc. 8.25%, 4/15/2026	70,000	72,399
Corporate Office Properties L.P. 2.75%, 4/15/2031	30,000	27,015
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a)	65,000	60,866
CPI CG, Inc. 8.63%, 3/15/2026 (a)	56,000	54,442
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	15,000	15,675
CVS Health Corp. 5.05%, 3/25/2048	115,000	130,298
Datadog, Inc. 0.13%, 6/15/2025	5,000	8,846
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	45,000	49,473
Dell International LLC/EMC Corp.:
6.20%, 7/15/2030	30,000	34,381
8.35%, 7/15/2046	26,000	38,074
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025	4,000	12,416
DISH DBS Corp. 5.13%, 6/1/2029	130,000	110,675
DocuSign, Inc. Zero Coupon, 1/15/2024	7,000	6,569
Domtar Corp. 6.75%, 10/1/2028 (a)	56,000	56,176
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	40,000	39,842
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	45,000	46,505
Security Description	Principal Amount	Value
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	$60,000	$61,841
EnLink Midstream LLC:
5.38%, 6/1/2029	10,000	10,051
5.63%, 1/15/2028 (a)	110,000	112,222
EnLink Midstream Partners L.P.:
4.85%, 7/15/2026	125,000	126,057
5.05%, 4/1/2045	5,000	4,083
Enphase Energy, Inc. Zero Coupon, 3/1/2028	5,000	5,224
Enstar Group, Ltd. 3.10%, 9/1/2031	35,000	31,340
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	65,000	66,897
EQT Corp. 1.75%, 5/1/2026	5,000	11,917
Expedia Group, Inc. Zero Coupon, 2/15/2026	5,000	6,024
FedEx Corp. 5.25%, 5/15/2050	35,000	40,643
Fidelity National Financial, Inc. 2.45%, 3/15/2031	55,000	48,841
FirstEnergy Corp. Series C, 5.35%, 7/15/2047	40,000	41,746
Fluor Corp. 4.25%, 9/15/2028	122,000	120,276
Ford Motor Co.:
Zero Coupon, 3/15/2026	5,000	5,926
7.40%, 11/1/2046	45,000	52,627
9.00%, 4/22/2025	254,000	290,975
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	60,000	58,945
Frontier Communications Holdings LLC 6.00%, 1/15/2030 (a)	20,000	18,529
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	30,000	30,687
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	65,000	62,902
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	30,000	29,451
Series C, 5 Year USD + 4.997%, 5.70%, 9/30/2030 (b)	125,000	130,806
Genesis Energy L.P./Genesis Energy Finance Corp. 6.50%, 10/1/2025	90,000	88,798
Genworth Holdings, Inc. 6.50%, 6/15/2034	30,000	28,861
Glatfelter Corp. 4.75%, 11/15/2029 (a)	15,000	12,784
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	65,000	64,633

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	$320,000	$287,373
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	145,000	134,182
Goodyear Tire & Rubber Co. 5.63%, 4/30/2033	70,000	64,659
Gray Television, Inc. 7.00%, 5/15/2027 (a)	70,000	73,005
HCA, Inc. 5.88%, 2/1/2029	207,000	226,971
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	65,000	65,898
Hertz Corp. 5.00%, 12/1/2029 (a)	60,000	54,577
Hexion, Inc. 7.88%, 7/15/2027 (a)	60,000	63,512
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	90,000	91,083
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	70,000	61,440
Howmet Aerospace, Inc. 5.95%, 2/1/2037	70,000	74,678
HubSpot, Inc. 0.38%, 6/1/2025	5,000	8,933
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	85,000	86,798
iHeartCommunications, Inc. 8.38%, 5/1/2027	60,000	62,026
Illumina, Inc. 0.01%, 8/15/2023	5,000	5,509
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	35,000	35,433
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	90,000	85,198
Iron Mountain, Inc. 5.63%, 7/15/2032 (a)	120,000	118,360
iStar, Inc. 4.25%, 8/1/2025	132,000	129,860
Jackson Financial, Inc. 3.13%, 11/23/2031 (a)	95,000	86,454
JPMorgan Chase & Co. SOFR + 1.46%, 3.16%, 4/22/2042 (b)	135,000	122,359
Laredo Petroleum, Inc. 9.50%, 1/15/2025	65,000	67,824
Level 3 Financing, Inc. 3.63%, 1/15/2029 (a)	129,000	112,883
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	5,000	9,491
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	160,000	126,362
Security Description	Principal Amount	Value
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	$92,000	$92,481
Lowe's Cos., Inc. 2.80%, 9/15/2041	155,000	132,995
LSF11 A5 Holdco LLC 6.63%, 10/15/2029 (a)	10,000	9,303
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	70,000	67,289
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	70,000	65,249
Series P, 7.60%, 9/15/2039	30,000	28,918
Series U, 7.65%, 3/15/2042	15,000	14,476
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	35,000	29,768
5.88%, 4/1/2029 (a)	85,000	84,792
5.88%, 3/15/2030 (a)	45,000	44,416
Magallanes, Inc. 5.14%, 3/15/2052 (a)	140,000	143,324
Maxar Space Robotics LLC 9.75%, 12/31/2023 (a)	15,000	15,982
MGM Resorts International 6.75%, 5/1/2025	10,000	10,339
Michaels Cos., Inc. 7.88%, 5/1/2029 (a)	45,000	38,363
Micron Technology, Inc. 3.37%, 11/1/2041	105,000	93,586
Middleby Corp. 1.00%, 9/1/2025	5,000	6,881
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	60,000	56,832
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	30,000	27,957
MongoDB, Inc. 0.25%, 1/15/2026	7,000	15,187
Moody's Corp. 2.00%, 8/19/2031	95,000	84,438
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	155,000	133,067
MP Materials Corp. 0.25%, 4/1/2026 (a)	5,000	7,252
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	50,000	47,068
Murphy Oil Corp.:
5.88%, 12/1/2027	15,000	15,263
6.38%, 7/15/2028	105,000	109,456
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	70,000	64,151
4.75%, 9/15/2029	55,000	54,506
Nestle Holdings, Inc. 2.50%, 9/14/2041 (a)	155,000	133,946
NextEra Energy Operating Partners L.P. 4.50%, 9/15/2027 (a)	134,000	133,560
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	50,000	49,129

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
NRG Energy, Inc. 5.25%, 6/15/2029 (a)	$149,000	$145,563
Nutanix, Inc. Zero Coupon, 1/15/2023	7,000	6,921
Occidental Petroleum Corp. 7.95%, 6/15/2039	40,000	50,733
Olin Corp. 5.00%, 2/1/2030	75,000	74,027
ON Semiconductor Corp. 0.01%, 5/1/2027 (a)	10,000	13,576
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	30,000	30,892
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/2025 (a)	50,000	51,347
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	15,000	14,328
OWL Rock Core Income Corp. 5.50%, 3/21/2025 (a)	140,000	139,637
Palo Alto Networks, Inc. 0.38%, 6/1/2025	35,000	73,562
Park River Holdings, Inc. 5.63%, 2/1/2029 (a)	30,000	24,331
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	80,000	78,150
Pegasystems, Inc. 0.75%, 3/1/2025	5,000	4,703
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (a)	60,000	63,181
PG&E Corp. 5.25%, 7/1/2030	65,000	62,971
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	75,000	70,131
Phillips 66 3.30%, 3/15/2052	70,000	61,623
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	65,000	61,822
Pilgrim's Pride Corp. 4.25%, 4/15/2031 (a)	144,000	133,161
Pioneer Natural Resources Co. 0.25%, 5/15/2025	5,000	11,895
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	60,000	58,940
PRA Group, Inc. 5.00%, 10/1/2029 (a)	100,000	94,873
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	70,000	62,478
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75%, 4/15/2026 (a)	25,000	25,498
Prudential Financial, Inc. 3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (b)	5,000	5,065
Security Description	Principal Amount	Value
Public Storage 2.25%, 11/9/2031	$70,000	$64,034
Railworks Holdings L.P./Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	92,000	94,441
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	65,000	63,879
Range Resources Corp. 4.75%, 2/15/2030 (a)	70,000	69,551
Rapid7, Inc. 0.25%, 3/15/2027	25,000	31,140
Raytheon Technologies Corp. 3.13%, 7/1/2050	30,000	26,987
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	50,000	52,348
Rockies Express Pipeline LLC 6.88%, 4/15/2040 (a)	45,000	44,559
RR Donnelley & Sons Co. 6.13%, 11/1/2026 (a)	35,000	36,081
Sammons Financial Group, Inc. 3.35%, 4/16/2031 (a)	125,000	115,210
Santander Holdings USA, Inc. SOFR + 1.24%, 2.49%, 1/6/2028 (b)	65,000	60,726
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	90,000	83,685
Seagate HDD Cayman 5.75%, 12/1/2034	102,000	104,318
Sealed Air Corp. 6.88%, 7/15/2033 (a)	70,000	80,482
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	30,000	28,651
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	75,000	75,315
Sempra Energy 3.70%, 4/1/2029	35,000	35,206
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	40,000	34,724
Snap, Inc.:
Zero Coupon, 5/1/2027 (a)	5,000	4,269
0.13%, 3/1/2028 (a)	30,000	29,828
Southwest Airlines Co. 1.25%, 5/1/2025	55,000	74,824
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	60,000	60,300
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	15,000	14,095
Splunk, Inc. 1.13%, 9/15/2025	45,000	54,035
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	65,000	63,987

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	$45,000	$42,958
4.38%, 1/15/2027 (a)	100,000	97,040
Station Casinos LLC 4.50%, 2/15/2028 (a)	60,000	56,989
Stem, Inc. 0.50%, 12/1/2028 (a)	90,000	66,528
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	60,000	57,379
Sunrun, Inc. 0.01%, 2/1/2026	40,000	31,975
Switch, Ltd. 4.13%, 6/15/2029 (a)	70,000	68,864
Sylvamo Corp. 7.00%, 9/1/2029 (a)	65,000	63,796
Talos Production, Inc. 12.00%, 1/15/2026	15,000	16,230
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	80,000	68,604
4.00%, 4/15/2029 (a)	60,000	54,738
Tenet Healthcare Corp.:
6.13%, 10/1/2028 (a)	15,000	15,247
6.75%, 6/15/2023	80,000	83,358
6.88%, 11/15/2031	50,000	54,111
Tenneco, Inc. 7.88%, 1/15/2029 (a)	80,000	84,298
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	40,000	41,024
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	95,000	84,889
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	60,000	61,764
Union Pacific Corp. 2.95%, 3/10/2052	155,000	137,544
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	75,000	76,859
United Rentals North America, Inc. 5.25%, 1/15/2030	162,000	167,027
United States Steel Corp. 5.00%, 11/1/2026	20,000	58,389
Unity Software, Inc. 0.01%, 11/15/2026 (a)	30,000	24,716
Univision Communications, Inc. 9.50%, 5/1/2025 (a)	92,000	96,782
Upstart Holdings, Inc. 0.25%, 8/15/2026 (a)	5,000	4,255
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	65,000	64,269
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	35,000	31,878
10.50%, 11/1/2026 (a)	10,000	10,244
Verizon Communications, Inc.:
2.85%, 9/3/2041	45,000	39,614
3.55%, 3/22/2051	100,000	94,320
Viasat, Inc. 5.63%, 9/15/2025 (a)	75,000	73,355
Security Description	Principal Amount	Value
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	$5,000	$5,034
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	70,000	64,387
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	90,000	85,038
5.63%, 2/15/2027 (a)	70,000	69,964
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	92,000	97,110
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	75,000	77,879
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	139,000	147,547
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	55,000	59,177
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	35,000	33,174
Zscaler, Inc. 0.13%, 7/1/2025	50,000	85,288
		17,578,101
TOTAL CORPORATE BONDS & NOTES (Cost $22,921,054)		21,556,345
ASSET-BACKED SECURITIES — 9.8%
37 Capital CLO I Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 3.52%, 3.72%, 10/15/2034 (a) (b)	250,000	243,306
Aimco CLO 11, Ltd. Series 2020-11A, Class DR, ABS, 3 Month USD LIBOR + 3.00%, 3.24%, 10/17/2034 (a) (b)	250,000	247,347
Canyon Capital CLO, Ltd. Series 2019-2A, Class DR, ABS, 3 Month USD LIBOR + 3.30%, 3.54%, 10/15/2034 (a) (b)	250,000	248,925
CBAM 2018-6, Ltd. Series 2018-6A, Class B2R, ABS, 3 mo. USD LIBOR + 2.100%, 2.34%, 1/15/2031 (a) (b)	255,000	254,541
CIFC Funding 2021-VII, Ltd. Series 2021-7A, Class D, ABS, 3 Month USD LIBOR + 3.00%, 3.13%, 1/23/2035 (a) (b)	250,000	246,601
Hayfin US XII, Ltd. Series 2018-8A, Class B, ABS, 3 mo. USD LIBOR + 1.480%, 1.73%, 4/20/2031 (a) (b)	250,000	244,875
Invesco CLO, Ltd. Series 2022-1A, Class B, ABS, 3-month CME Term SOFR + 1.80%, 2.08%, 4/20/2035 (a) (b)	250,000	247,800

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Magnetite XVI, Ltd. Series 2015-16A, Class DR, ABS, 3 Month USD LIBOR + 2.15%, 2.39%, 1/18/2028 (a) (b)	$250,000	$245,929
Myers Park CLO, Ltd. Series 2018-1A, Class C, ABS, 3 mo. USD LIBOR + 2.050%, 2.30%, 10/20/2030 (a) (b)	250,000	246,350
OHA Credit Funding 4, Ltd. Series 2019-4A, Class DR, ABS, 3 Month USD LIBOR + 3.20%, 3.46%, 10/22/2036 (a) (b)	250,000	247,708
OHA Credit Funding 9, Ltd. Series 2021-9A, Class C, ABS, 3 mo. USD LIBOR + 1.900%, 2.15%, 7/19/2035 (a) (b)	250,000	241,275
OHA Credit Partners VII, Ltd. Series 2012-7A, Class D1R3, ABS, 3 Month USD LIBOR + 2.90%, 3.38%, 2/20/2034 (a) (b)	315,000	305,424
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	600,000	572,095
Point Au Roche Park CLO, Ltd. Series 2021-1A, Class D, ABS, 3 Month USD LIBOR + 2.80%, 3.05%, 7/20/2034 (a) (b)	195,000	187,726
Post CLO, Ltd. Series 2022-1A, Class B, ABS, 3-month CME Term SOFR + 1.90%, 2.61%, 4/20/2035 (a) (b)	250,000	249,750
TOTAL ASSET-BACKED SECURITIES (Cost $4,109,060)		4,029,652
	Shares
PREFERRED STOCKS — 0.1%
LUXEMBOURG — 0.0% (c)
ArcelorMittal SA, 5.50%	67	5,014
UNITED STATES — 0.1%
American Electric Power Co., Inc., 6.13%	110	6,146
Bank of America Corp., 7.25%	4	5,250
Broadcom, Inc., 8.00%	3	5,889
Danaher Corp., 5.00%	3	4,738
Elanco Animal Health, Inc., 5.00%	67	2,730
KKR & Co., Inc., 6.00%	66	4,904
NiSource, Inc., 7.75%	48	5,711
Wells Fargo & Co., 7.50%	3	3,975
		39,343
TOTAL PREFERRED STOCKS (Cost $43,625)		44,357

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 23.9%
ADVERTISING SERVICES — 0.6%
CMG Media Corp., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.96%, 12/17/2026 (b)	$148,869	$146,798
Summer (BC) Holdco B S.a r.l, Senior Secured 2021 USD Term Loan B2, 12/4/2026 (d)	119,400	118,903
		265,701
AIRLINES — 1.6%
AAdvantage Loyalty IP Ltd., Senior Secured 2021 Term Loan, 3 Month USD LIBOR + 4.75%, 5.50%, 4/20/2028 (b)	110,000	111,650
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 10/20/2027 (b)	140,000	144,944
United Airlines, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.50%, 4/21/2028 (b)	423,370	419,106
		675,700
AUTO COMPONENTS — 0.6%
USI, Inc., Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 4.01%, 5/16/2024 (b)	248,310	247,002
BEVERAGES — 0.2%
City Brewing Company, LLC, Senior Secured Closing Date Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 4/5/2028 (b)	104,475	96,117
BROADCAST SERV/PROGRAM — 1.3%
E.W. Scripps Company (The), Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.56%, 3.31%, 5/1/2026 (b)	523,661	518,798
BUILDING PRODUCTS — 0.5%
ACProducts, Inc., Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 4.25%, 4.75%, 5/17/2028 (b)	119,400	108,587
CP Atlas Buyer, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.75%, 4.25%, 11/23/2027 (b)	104,224	101,489
		210,076

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 1.8%
CPC Acquisition Corp., Senior Secured Term Loan, 3 Month USD LIBOR + 3.75%, 4.76%, 12/29/2027 (b)	$89,323	$87,090
Illuminate Buyer, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 3.96%, 6/30/2027 (b)	113,355	109,813
Ineos Finance PLC, Senior Secured 2021 EUR Term Loan B, 11/4/2028 (d)	EUR90,000	98,668
LSF11 A5 Holdco LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 10/15/2028 (b)	$225,000	222,216
Olympus Water US Holding Corporation, Senior Secured 2021 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 11/9/2028 (b)	224,438	219,037
		736,824
COMMERCIAL SERVICES — 0.2%
Albion Financing 3 SARL, Senior Secured USD Term Loan, 8/17/2026 (d)	229,518	95,861
COMMERCIAL SERVICES & SUPPLIES — 0.6%
McGraw-Hill Global Education Holdings, LLC, Senior Secured 2021 Term Loan, 7/28/2028 (b)	149,625	148,292
Prime Security Services Borrower, LLC, Senior Secured 2021 Term Loan, 6 Month USD LIBOR + 2.75%, 3.50%, 9/23/2026 (b)	89,549	89,027
		237,319
COMMUNICATIONS EQUIPMENT — 0.6%
CommScope, Inc., Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.71%, 4/6/2026 (b)	270,700	264,045
CONTAINERS & PACKAGING — 0.3%
Graham Packaging Company, Inc., Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.00%, 3.75%, 8/4/2027 (b)	119,098	117,279
Security Description	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.2%
Ascend Learning, LLC, Senior Secured 2021 Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 12/11/2028 (b)	$95,173	$94,245
DIVERSIFIED FINANCIAL SERVICES — 1.6%
DirecTV Financing, LLC, Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 5.75%, 8/2/2027 (b)	644,625	644,751
ELECTRICAL EQUIPMENT — 0.3%
Gates Global, LLC, Senior Secured 2021 Term Loan B3, 1 Month USD LIBOR + 2.50%, 3.25%, 3/31/2027 (b)	119,095	117,704
ENERGY EQUIPMENT & SERVICES — 0.3%
Carnival Corporation, Senior Secured USD Term Loan B, 3 Month USD LIBOR + 3.00%, 3.75%, 6/30/2025 (b)	143,736	140,250
ENERGY-ALTERNATE SOURCES — 0.3%
Array Technologies, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 10/14/2027 (b)	119,213	116,382
FINANCE-CREDIT CARD — 0.3%
Paysafe Holdings (US) Corp., Senior Secured USD Term Loan B1, 1 Month USD LIBOR + 2.75%, 3.25%, 6/28/2028 (b)	119,100	114,374
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Agiliti Health, Inc, Senior Secured 2020 Incremental Term Loan, 1 Month USD LIBOR + 2.75%, 3.50%, 1/4/2026 (b)	78,031	77,641
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 9/29/2028 (d)	298,500	296,261
Medline Borrower, LP, Senior Secured USD Term Loan B, 10/23/2028 (b)	500,000	495,592
		869,494

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 1.0%
Caesars Resort Collection, LLC, Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 3.21%, 12/23/2024 (b)	$397,922	$396,374
INSURANCE — 1.2%
Amynta Agency Borrower, Inc., Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.96%, 2/28/2025 (b)	104,729	103,878
Sedgwick Claims Management Services, Inc., Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.71%, 12/31/2025 (b)	382,791	379,510
		483,388
INTERNET & CATALOG RETAIL — 1.0%
Uber Technologies, Inc., Senior Secured 2021 1st Lien Term Loan B, 1 Month USD LIBOR + 3.50%, 3.96%, 4/4/2025 (b)	397,933	397,718
INTERNET & TELECOM — 0.2%
Arches Buyer, Inc., Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.75%, 12/6/2027 (b)	104,209	102,673
IT SERVICES — 0.9%
Conduent Business Services, LLC, Senior Secured 2021 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.75%, 10/16/2028 (b)	176,558	174,608
CoreLogic, Inc., Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 6/2/2028 (b)	194,512	192,690
		367,298
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Avantor Funding, Inc., Senior Secured 2021 Term Loan B5, 1 Month USD LIBOR + 2.25%, 2.75%, 11/8/2027 (b)	46,765	46,473
MACHINERY-CONSTRUCTION & MINING — 0.3%
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 8/21/2026 (d)	119,389	117,261
Security Description	Principal Amount	Value
MACHINERY-FARM — 0.3%
ASP Blade Holdings, Inc., Senior Secured Initial Term Loan, 1 Month USD LIBOR + 4.00%, 4.46%, 10/13/2028 (b)	$113,000	$111,743
MEDIA — 0.7%
MH Sub I LLC, Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.96%, 9/13/2024 (b)	278,270	275,333
PHARMACEUTICALS — 0.2%
Jazz Financing Lux S.A.R.L., Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 4.00%, 5/5/2028 (b)	104,213	103,959
PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corp., Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 3.70%, 2/6/2026 (b)	343,262	340,657
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 3.76%, 8/31/2028 (b)	135,000	133,715
		474,372
RETAIL-BUILDING PRODUCTS — 0.5%
LBM Acquisition LLC, Senior Secured Term Loan B, 12/17/2027 (d)	104,475	101,868
Park River Holdings, Inc., Senior Secured Term Loan, 12/28/2027 (d)	89,548	87,496
		189,364
RETAIL-RESTAURANTS — 0.5%
IRB Holding Corp., Senior Secured 2020 Term Loan B, 6 Month USD LIBOR + 2.75%, 3.75%, 2/5/2025 (b)	193,992	192,750
SOFTWARE — 1.0%
Camelot U.S. Acquisition 1 Co., Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.46%, 10/30/2026 (b)	223,552	221,550
RealPage, Inc., Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.75%, 4/24/2028 (b)	89,550	88,655
Sabre GLBL, Inc.:
Senior Secured 2021 Term Loan B1, 1 Month USD LIBOR + 3.50%, 4.00%, 12/17/2027 (b)	45,913	45,482

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2021 Term Loan B2, 1 Month USD LIBOR + 3.50%, 4.00%, 12/17/2027 (b)	$73,187	$72,501
		428,188
SPECIALTY RETAIL — 1.0%
At Home Group, Inc., Senior Secured Term Loan B, 3 Month USD LIBOR + 4.25%, 4.75%, 7/24/2028 (b)	74,812	71,961
Michaels Companies, Inc., Senior Secured 2021 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.26%, 4/15/2028 (b)	208,425	196,035
Restoration Hardware, Inc., Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 3.00%, 10/20/2028 (b)	128,355	126,269
		394,265
TRANSPORTATION INFRASTRUCTURE — 0.2%
First Student Bidco, Inc.:
Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 3.98%, 7/21/2028 (b)	67,864	67,402
Senior Secured Term Loan C, 3 Month USD LIBOR + 3.00%, 3.98%, 7/21/2028 (b)	25,121	24,950
		92,352
WEB HOSTING/DESIGN — 0.3%
Endure Digital, Inc., Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 2/10/2028 (b)	119,400	116,266
TOTAL SENIOR FLOATING RATE LOANS (Cost $9,990,890)		9,851,699
Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 3.4%
UNITED STATES — 3.4%
SPDR Blackstone Senior Loan ETF, (e)	31,342	1,409,136

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $99,000)	$100,000	$97,353
	Shares
SHORT-TERM INVESTMENT — 10.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (f) (g) (Cost $4,177,238)	4,177,238	4,177,238
TOTAL INVESTMENTS — 99.8% (Cost $42,727,506)		41,165,780
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		81,175
NET ASSETS — 100.0%		$41,246,955
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 40.4% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Position is unsettled. Contract rate was not determined at March 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

At March 31, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Commonwealth Bank of Australia	EUR89,000	USD97,250	04/11/2022	$(1,794)
Standard Chartered Bank	USD142,978	EUR129,000	04/07/2022	565
Standard Chartered Bank	EUR129,000	USD142,847	04/07/2022	(697)
Total				$(1,926)

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bond Futures (long)	13	06/21/2022	$2,285,468	$2,302,625	$17,157

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$141,646	$21,370,283	$44,416	$21,556,345
Asset-Backed Securities	—	4,029,652	—	4,029,652
Commercial Mortgage Backed Securities	—	97,353	—	97,353
Mutual Funds and Exchange Traded Products	1,409,136	—	—	1,409,136
Preferred Stocks	44,357	—	—	44,357
Senior Floating Rate Loans	—	9,851,699	—	9,851,699
Short-Term Investment	4,177,238	—	—	4,177,238
TOTAL INVESTMENTS	$5,772,377	$35,348,987	$44,416	$41,165,780
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	565	—	565
Futures Contracts(b)	17,157	—	—	17,157
TOTAL OTHER FINANCIAL INSTRUMENTS:	$17,157	$565	$—	$17,722
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(2,491)	—	(2,491)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedule of investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/27/21*	Value at 9/27/21*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$4,732,501	$3,285,208	$(60,654)	$22,497	31,342	$1,409,136	$41,312
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	52,343,946	48,166,708	—	—	4,177,238	4,177,238	1,369
Total		$—	$57,076,447	$51,451,916	$(60,654)	$22,497		$5,586,374	$42,681
*	Commencement of operations.
See accompanying notes to schedule of investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2022, is disclosed in the Fund's respective Schedules of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended March 31, 2022, the SPDR SSGA Ultra Short Term Bond ETF and SPDR Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate risk and manage duration.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
During the period ended March 31, 2022, the SPDR Loomis Sayles Opportunistic Bond ETF entered into forward foreign currency exchange contracts in order to reduce the currency deviation of the fund versus the Index.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Loan Agreements
The Blackstone Senior Loan ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR Loomis Sayles Opportunistic Bond ETF and SPDR Blackstone High Income ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022 are disclosed in the Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Portfolios or Funds is available in the Portfolio's or Fund's most recent Report to Shareholders. This information is also available on the Portfolio's or Fund's at www.ssga.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.